PROSPECTUS

October 1, 2001                           U.S. EQUITY FUNDS

CLASSES A, B, C, M AND T                  Pilgrim MagnaCap
                                          Pilgrim Growth and Income
                                          Pilgrim Research Enhanced Index
                                          Pilgrim Tax Efficient Equity
                                          Pilgrim Growth Opportunities
                                          Pilgrim LargeCap Growth
                                          Pilgrim MidCap Opportunities
                                          Pilgrim MidCap Growth
                                          Pilgrim Growth + Value
                                          Pilgrim SmallCap Opportunities
                                          Pilgrim SmallCap Growth
                                          Pilgrim Financial Services
                                          Pilgrim Internet

                                          EQUITY & INCOME FUNDS

                                          Pilgrim Balanced
                                          Pilgrim Convertible

[GRAPHIC]

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE PILGRIM FUNDS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT, IS NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE FUNDS WILL ACHIEVE THEIR OBJECTIVES. AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                                              [LOGO] ING PILGRIM

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[GRAPHIC] OBJECTIVE

These pages contain a description of each of our Funds included in this prospectus, including each Fund's objective, investment strategy and risks.

[GRAPHIC] INVESTMENT STRATEGY

You'll also find:

[GRAPHIC] RISKS

How the Fund has performed. A chart that shows the Fund's financial performance for the past ten years (or since inception, if shorter).

[GRAPHIC] HOW THE FUND HAS PERFORMED

What you pay to invest. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in a Fund.

An Introduction to the Pilgrim Funds                                           1
Funds At A Glance                                                              2

U.S. EQUITY FUNDS
Pilgrim MagnaCap                                                               4
Pilgrim Growth and Income                                                      6
Pilgrim Research Enhanced Index                                                8
Pilgrim Tax Efficient Equity                                                  10
Pilgrim Growth Opportunities                                                  12
Pilgrim LargeCap Growth                                                       14
Pilgrim MidCap Opportunities                                                  16
Pilgrim MidCap Growth                                                         18
Pilgrim Growth + Value                                                        20
Pilgrim SmallCap Opportunities                                                22
Pilgrim SmallCap Growth                                                       24
Pilgrim Financial Services                                                    26
Pilgrim Internet                                                              28

EQUITY & INCOME FUNDS
Pilgrim Balanced                                                              30
Pilgrim Convertible                                                           32

What You Pay to Invest                                                        34
Shareholder Guide                                                             39
Management of the Funds                                                       46
Dividends, Distributions and Taxes                                            49
More Information About Risks                                                  50
Financial Highlights                                                          54
Where To Go For More Information                                      Back cover

                                               INTRODUCTION TO THE PILGRIM FUNDS
--------------------------------------------------------------------------------

Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with each of our Funds. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.

[GRAPHIC]

If you have any questions about the Pilgrim Funds, please call your financial consultant or us at 1-800-992-0180.

This prospectus is designed to help you make informed decisions about your investments.

U.S. EQUITY FUNDS

ING Pilgrim's U.S. Equity Funds focus on long-term growth by investing primarily in domestic equities.

They may suit you if you:

*    are investing for the long-term -- at least several years
*    are willing to accept higher risk in exchange for long-term growth.


EQUITY AND INCOME FUNDS

ING Pilgrim's Equity and Income Funds seek income and growth of capital. They may suit you if you:

*    want both regular income and capital appreciation
* are looking for growth potential, but don't feel comfortable with the level of risk associated with the Equity Funds.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

FUNDS AT A GLANCE
--------------------------------------------------------------------------------

This table is a summary of the objectives, main investments and risks of each Pilgrim Fund. It is designed to help you understand the differences between the Funds, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Fund's investment objectives, strategies and risks, which begin on page 4.

                    FUND                                           INVESTMENT OBJECTIVE
                    ----                                           --------------------
U.S. Equity         MagnaCap Fund                                  Growth of capital, with dividend income as a
Funds               Adviser: ING Pilgrim Investments, LLC          secondary consideration

                    Growth and Income Fund                         Long-term capital appreciation, with income as
                    Adviser: ING Pilgrim Investments, LLC          a secondary objective

                    Research Enhanced Index Fund                   Capital appreciation
                    Adviser: ING Pilgrim Investments, LLC
                    Sub-Adviser: Aeltus Investment
                    Management, Inc.

                    Tax Efficient Equity Fund                      High total return on an after-tax basis
                    Adviser: ING Pilgrim Investments, LLC
                    Sub-Adviser: Delta Asset Management

                    Growth Opportunities Fund                      Long-term growth of capital
                    Adviser: ING Pilgrim Investments, LLC

                    LargeCap Growth Fund                           Long-term capital appreciation
                    Adviser: ING Pilgrim Investments, LLC

                    MidCap Opportunities Fund                      Long-term capital appreciation
                    Adviser: ING Pilgrim Investments, LLC

                    MidCap Growth Fund                             Maximum long-term capital appreciation
                    Adviser: ING Pilgrim Investments, LLC

                    Growth + Value Fund                            Capital appreciation
                    Adviser: ING Pilgrim Investments, LLC
                    Sub-Adviser: Navellier Fund
                    Management, Inc.

                    SmallCap Opportunities Fund                    Capital appreciation
                    Adviser: ING Pilgrim Investments, LLC

                    SmallCap Growth Fund                           Maximum long-term capital appreciation
                    Adviser: ING Pilgrim Investments, LLC

                    Financial Services Fund                        Long-term capital appreciation
                    Adviser: ING Pilgrim Investments, LLC

                    Internet Fund                                  Long-term capital appreciation
                    Adviser: ING Pilgrim Investments, LLC
                    Sub-Adviser: ING Investment Management
                    Advisors B.V.


Equity &            Balanced Fund                                  Long-term capital appreciation and current income
Income Funds        Adviser: ING Pilgrim Investments, LLC

                    Convertible Fund                               Total return, consisting of capital appreciation
                    Adviser: ING Pilgrim Investments, LLC          and current income

                                                               FUNDS AT A GLANCE
--------------------------------------------------------------------------------

MAIN INVESTMENTS                                            MAIN RISKS
----------------                                            ----------
Equity securities that meet disciplined selection           Price volatility and other risks that accompany an
criteria designed to identify companies capable of          investment in equity securities.
paying rising dividends.

Equity securities of large, ably managed, and               Price volatility and other risks that accompany an
well-financed U.S. companies.                               investment in equity securities.

Equity securities of large U.S. companies that              Price volatility and other risks that accompany an
make up the S&P 500 Index.                                  investment in equity securities.

Equity securities and instruments whose returns             Price volatility and other risks that accompany an
depend upon stock market prices, managed in a               investment in equity securities. May not provide
manner that will attempt to reduce net realized             as high a return before taxes as other funds, and
gains each year.                                            as a result may not be suitable for investors who
                                                            are not subject to current income tax.

Equity securities of large, medium, and small U.S.          Price volatility and other risks that accompany an
companies believed to have growth potential.                investment in growth-oriented equity securities.

Equity securities of large U.S. companies believed          Price volatility and other risks that accompany an
to have growth potential.                                   investment in growth-oriented equity securities.

Equity securities of medium-sized U.S. companies            Price volatility and other risks that accompany an
believed to have growth potential.                          investment in equity securities of growth-oriented
                                                            and medium-sized companies. Particularly sensitive
                                                            to price swings during periods of economic
                                                            uncertainty.

Equity securities of medium-sized U.S. companies            Price volatility and other risks that accompany an
believed to have growth potential.                          investment in equity securities of medium-sized
                                                            companies. Particularly sensitive to price swings
                                                            during periods of economic uncertainty.

Equity securities of small-sized U.S. companies.            Price volatility and other risks that accompany an
                                                            investment in equity securities of growth-oriented
                                                            and small-sized companies. Particularly sensitive
                                                            to price swings during periods of economic
                                                            uncertainty.

Equity securities of small-sized U.S. companies             Price volatility and other risks that accompany an
believed to have growth potential.                          investment in equity securities of growth-oriented
                                                            and small-sized companies. Particularly sensitive
                                                            to price swings during periods of economic
                                                            uncertainty.

Equity securities of small-sized U.S. companies             Price volatility and other risks that accompany an
believed to have growth potential.                          investment in equity securities of growth-oriented
                                                            and small-sized companies. Particularly sensitive
                                                            to price swings during periods of economic
                                                            uncertainty.

Equity securities of financial services companies           Price volatility and other risks that accompany an
or their holding or parent companies.                       investment in equity securities. Susceptible to
                                                            risks of decline in the price of securities
                                                            concentrated in the financial services industries.

U.S. and non-U.S. internet technology companies.            Price volatility and other risks that accompany an
                                                            investment in equity securities and maintaining a
                                                            non diversified portfolio. Will also experience
                                                            risks related to investments in foreign securities
                                                            (for example, currency exchange rate
                                                            fluctuations). Products and services of companies
                                                            engaged in internet-related activities are subject
                                                            to relatively high risks of rapid obsolescence
                                                            caused by scientific and technological advances.

A mix of equity and debt securities.                        Price volatility and other risks that accompany an
                                                            investment in equity securities. Credit, interest
                                                            rate and other risks that accompany an investment
                                                            in debt securities.

Convertible securities of companies of various              Price volatility and other risks that accompany an
sizes, as well as equities, and high-yield debt.            investment in equity securities. Credit, interest
                                                            rate, liquidity and other risks that accompany an
                                                            investment in debt securities,and lower quality
                                                            debt securities.

                                                                         Adviser
PILGRIM MAGNACAP FUND                               ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Fund seeks growth of capital, with dividend income as a secondary consideration.

INVESTMENT STRATEGY [GRAPHIC]

The Fund is managed with the philosophy that companies that can best meet the Fund's objectives have paid increasing dividends or have had the capability to pay rising dividends from their operations. The Fund normally invests at least 65% of its assets in equity securities of companies that meet the following disciplined criteria:

Consistent Dividends -- A company must have paid or had the financial capability from its operations to pay a dividend in eight out of the last ten years.

Substantial Dividend Increases -- A company must have increased its dividends or had the financial capability from its operations to have increased its dividends at least 100% over the past 10 years.

Reinvested Earnings -- Dividend payout must be less than 65% of current earnings.

Strong Balance Sheet -- Long term debt should be no more than 25% of the company's total capitalization or a company's bonds must be rated at least A- or A-3.

Attractive Price -- A company's current share price should be in the lower half of the stock's price/earnings ratio range for the past ten years, or the ratio of the share price to its anticipated future earnings must be an attractive value in relation to the average for its industry peer group or that of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).

The equity securities in which the Fund may invest include common stocks, convertible securities, and rights or warrants. Normally the Fund's investments are primarily in larger companies that are included in the largest 500 U.S. companies. The remainder of the Fund's assets may be invested in equity securities that the adviser believes have growth potential because they represent an attractive value.

In selecting securities for the Fund, preservation of capital is also an important consideration. Although the Fund normally will be invested as fully as practicable in equity securities, assets that are not invested in equity securities may be invested in high quality debt securities. The Fund may invest up to 5% of its assets, measured at the time of investment, in foreign securities.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Market Trends -- from time to time, the stock market may not favor the value securities that meet the Fund's disciplined investment criteria. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

Debt securities -- the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities.

Credit Risk -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

4     Pilgrim MagnaCap Fund

                                                           PILGRIM MAGNACAP FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance before and after income taxes is not an indication of future performance.

                        Year by Year Total Returns (%)(1)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
 25.28    8.02    9.25    4.15   35.22   18.51   27.73   16.09   12.20    1.23

----------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

            Best and worst quarterly performance during this period:
                            4th quarter 1998:  18.93%
                            3rd quarter 1990: -15.99%

           The Fund's year-to-date total return as of June 30, 2001:
                                     -9.60%

                          Average Annual Total Returns
                    (For the periods ended December 31, 2000)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P 500 Index. The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                            5 Years               10 Years
                                                            1 Year     (or Life of Class)     (or Life of Class)
                                                            ------     ------------------     ------------------
Class A Return Before Taxes(1)                              -4.58%           13.47%                14.63%
Class A Return After Taxes on Distributions(1)              -7.00%            9.46%                11.81%
Class A Return After Taxes on Distributions
 and Sale of Fund Shares(1)                                 -0.65%            9.91%                11.50%
Class B Return Before Taxes(2)                              -3.90%           13.84%                15.27%(3)
Class C Return Before Taxes(4)                              -0.30%            4.11%(5)               N/A
Class M Return Before Taxes(6)                              -2.62%           13.54%                14.92%(7)
S&P 500 Index (reflects no deduction for fees,
 expenses or taxes)(8)                                      -9.11%           18.33%                17.46%(9)

----------
(1)  Reflects deduction of sales charge of 5.75%.
(2) Reflects deduction of deferred sales charge of 5%, 2% and 1% respectively, for 1 year, 5 year and since inception returns.
(3)  Class B commenced operations on July 17, 1995.
(4)  Reflects deduction of deferred sales charge of 1% for 1-year return.
(5)  Class C commenced operations on June 1, 1999.
(6)  Reflects deduction of sales charges of 3.5%.
(7)  Class M commenced operations on July 17, 1995.
(8) Index return is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
(9) Index return of the S&P 500 Index since July 17, 1995 (inception date of Class B and Class M) is 19.03%, and the return since June 1, 1999 (the inception date of Class C) is 2.09%.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                     Pilgrim MagnaCap Fund     5

                                                                         Adviser
PILGRIM GROWTH AND INCOME FUND                      ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Fund's principal investment objective is long-term capital appreciation. Income is a secondary objective.

INVESTMENT STRATEGY [GRAPHIC]

The Fund will invest at least 65% of its total assets in common stocks of U.S. companies, which may include dividend paying securities and securities convertible into shares of common stock. The Fund seeks to invest in large, ably managed and well financed companies. The investment approach is to identify high quality companies with good earnings and price momentum which sell at attractive valuations.

The Fund may invest the remaining 35% of its assets in foreign securities and smaller capitalization companies.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The Fund also may invest in small and medium-sized companies, which may be more susceptible to price swings because they have fewer financial resources, more limited product and market diversification, and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the large company value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

6     Pilgrim Growth and Income Fund

                                                  PILGRIM GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance before and after income taxes is not an indication of future performance.

                      Year by Year Total Returns (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
 24.87   12.36   13.22   -3.11   22.57   26.46   30.36   21.42   15.54   -3.13

----------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as Class A shares.

            Best and worst quarterly performance during this period:
                            4th quarter 1998:  21.95%
                            3rd quarter 1998: -12.33%

            The Fund's year-to-date total return as of June 30, 2001:
                                     -7.35%

                         Average Annual Total Returns(1)
                    (For the periods ended December 31, 2000)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                            5 Years               10 Years
                                                            1 Year     (or Life of Class)     (or Life of Class)
                                                            ------     ------------------     ------------------
Class A Return Before Taxes(2)                               -8.70%          16.12%                 14.82%
Class A Return After Taxes on Distributions(2)              -12.56%          12.53%                 11.18%
Class A Return After Taxes on Distributions
 and Sale of Fund Shares(2)                                  -2.83%          12.67%                 11.15%
S&P 500 Index (reflects no deduction for fees,
 expenses or taxes)(3)                                       -9.11%          18.33%                 17.46%

----------
(1) The table shows the performance of Class A Shares of the Fund. Class B and Class C shares of the Fund did not have a full year's performance during the year ended December 31, 2000.
(2)  Reflects deductions of sales charge of 5.75%.
(3) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                            Pilgrim Growth and Income Fund     7

                                                                         Adviser
                                                    ING Pilgrim Investments, LLC
                                                                     Sub-Adviser
PILGRIM RESEARCH ENHANCED INDEX FUND          Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Fund seeks capital appreciation.

INVESTMENT STRATEGY [GRAPHIC]

The Fund invests at least 80% of its net assets in stocks included in the Standard & Poor's Composite Stock Price Index (S&P 500 Index). The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

In managing the Fund, the portfolio managers attempt to achieve the investment objective by overweighting those stocks in the S&P 500 Index that the portfolio managers believe will outperform the index, and underweighting (or avoiding altogether) those stocks that the portfolio managers believe will underperform the index. In determining stock weightings, the portfolio managers use internally developed quantitative computer models to evaluate various criteria such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, the portfolio managers generally include in the Fund approximately 400 of the stocks included in the S&P 500 Index. Although the Fund will not hold all the stocks in the S&P 500 Index. the portfolio managers expect that there will be a close correlation between the performance of the Fund and that of the S&P 500 Index in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g. price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 500 Index.

The Fund may also invest in certain higher-risk investments, including derivatives (generally, these investments will be limited to S&P 500 Index options and futures on the S&P 500 Index).

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The portfolio managers try to remain fully invested in companies included in the S&P 500 Index, and generally do not change this strategy even temporarily, which could make the Fund more susceptible to poor market conditions.

Market Trends -- from time to time, the stock market may not favor the large company securities that are ranked as undervalued or fairly valued in which the Fund invests. Rather, the market could favor small company stocks, growth-oriented stocks, or may not favor equities at all.

Risks of Using Derivatives -- derivatives are subject to the risk of changes in the market price of the security and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

8     Pilgrim Research Enhanced Index Fund

                                            PILGRIM RESEARCH ENHANCED INDEX FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance before and after income taxes is not an indication of future performance.

                        Year by Year Total Return %(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                                 18.59  -12.79

----------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2)  Prior to August 1, 2001, the Fund was managed by another sub-adviser.

            Best and worst quarterly performance during this period:
                            4th quarter 1999: 12.41%
                            4th quarter 2000: -8.54%

            The Fund's year-to-date total return as of June 30, 2001:
                                     -6.52%

                          Average Annual Total Returns
                    (For the periods ended December 31, 2000)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P 500 Index. The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                        5 Years                10 Years
                                                       1 Year    (or Life of Class) (1)    (or Life of Class)
                                                       ------    ----------------------    ------------------
Class A Return Before Taxes(2)                        -17.23%           -0.94%                    N/A
Class A Return After Taxes on Distributions(2)        -17.23%           -1.17%                    N/A
Class A Return After Taxes on Distributions
 and Sale of Fund Shares(2)                           -10.41%           -0.84%                    N/A
Class B Return Before Taxes(3)                        -17.16%           -0.10%                    N/A
Class C Return Before Taxes(4)                        -13.66%            1.43%                    N/A
S&P 500 Index (reflects no deduction for fees,
 expenses or taxes)(5)                                 -9.11%            4.89%(6)                 N/A

----------
(1)  The Fund commenced operations on December 30, 1998.
(2)  Reflects deduction of sales charge of 5.75%.
(3) Reflects deduction of deferred sales charge of 5%, and 3% respectively, for the 1 year and since inception returns.
(4)  Reflects deduction of deferred sales charge of 1% for the 1-year return.
(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
(6)  Index return is for the period beginning as of January 1, 1999.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                      Pilgrim Research Enhanced Index Fund     9

                                                                         Adviser
                                                    ING Pilgrim Investments, LLC
                                                                     Sub-Adviser
PILGRIM TAX EFFICIENT EQUITY FUND                         Delta Asset Management
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Fund seeks capital appreciation. The Fund seeks to provide taxable investors with a high total return on an after-tax basis.

INVESTMENT STRATEGY [GRAPHIC]

Under normal market conditions, the Fund will operate as a diversified fund and invest at least 80% of its total assets in a portfolio of equity securities whose returns depend upon stock market prices. The Sub-Adviser will manage the Fund's portfolio in a manner that will attempt to reduce net realized capital gains each year. An emphasis will be placed on common stocks of companies which the Sub-Adviser believes to have superior appreciation potential. As a general matter, the Fund expects these investments to be in common stocks of large, mid-sized, and small companies.

In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined investment process, combining macroeconomic analysis and fundamental company research that seeks to identify growth at a reasonable price:

     * The Sub-Adviser first determines the outlook for market sectors and industries based on business cycle characteristics.

     * The Sub-Adviser next searches for companies with improving fundamentals and accelerating growth.

     * Finally, the Sub-Adviser assesses company stock prices relative to their expected earnings growth rates and to the overall equity markets.

The Sub-Adviser attempts to minimize tax consequences to investors by focusing on non-dividend paying or low-dividend paying stocks and by reducing annual portfolio turnover.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others.

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The Fund also may invest in small and medium-sized companies, which may be more susceptible to price swings because they have fewer financial resources, more limited product and market diversification, and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the securities that meet the Fund's disciplined investment criteria. Rather, the market could favor more value-oriented stocks or may not favor equities at all.

Tax Efficient Management -- the Fund is managed to provide high after-tax returns. Therefore, it may not provide as high a return before tax as other funds, and as a result may not be suitable for investors who are not subject to current income tax (for example, those investing through a tax-deferred retirement account, such as an IRA or a 401(k) Plan).

10     Pilgrim Tax Efficient Equity Fund

                                               PILGRIM TAX EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance before and after income taxes is not an indication of future performance.

                        Year by Year Total Return (%)(1)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                                 18.53   -8.21

----------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

            Best and worst quarterly performance during this period:
                            4th quarter 1999: 11.98%
                            3rd quarter 1999: -6.79%

            The Fund's year-to-date total return as of June 30, 2001:
                                     -4.12%

                          Average Annual Total Returns
                    (For the periods ended December 31, 2000)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                         5 Years                  10 Years
                                                       1 Year     (or Life of Class) (1)     (or Life of Class)
                                                       ------     ----------------------     ------------------
Class A Return Before Taxes(2)                        -13.52%             4.96%                      N/A
Class A Return After Taxes on Distributions(2)        -13.59%             4.83%                      N/A
Class A Return After Taxes on Distributions
 and Sale of Fund Shares(2)                            -8.16%             3.93%                      N/A
Class B Return Before Taxes(3)                        -13.41%             5.71%                      N/A
Class C Return Before Taxes(4)                         -9.86%             7.36%                      N/A
S&P 500 Index (reflects no deduction for fees,
 expenses or taxes)(5)                                 -9.11%             4.89%(6)                   N/A

----------
(1)  The Fund commenced operations on December 15, 1998.
(2)  Reflects deduction of sales charge of 5.75%.
(3) Reflects deduction of deferred sales charge of 5%, and 3% respectively, for the 1 year and since inception returns.
(4)  Reflects deduction of deferred sales charge of 1% for the 1-year return.
(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
(6)  Index return is for the period beginning as of January 1, 1999.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                        Pilgrim Tax Efficient Equity Fund     11

                                                                         Adviser
PILGRIM GROWTH OPPORTUNITIES FUND                   ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

This Fund seeks long-term growth of capital.

INVESTMENT STRATEGY [GRAPHIC]

The Fund invests primarily in common stock of U.S. companies that the portfolio manager feels have above average prospects for growth.

Under normal market conditions, the Fund invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap or small-cap companies.

The portfolio managers use a "top down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying the industries and companies expected to benefit most. This top down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund may invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

12     Pilgrim Growth Opportunities Fund

                                               PILGRIM GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance before and after income taxes is not an indication of future performance.

                        Year by Year Total Returns (%)(1)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
 38.10    8.05   10.36   -7.66   24.40   20.54   23.59   23.61   93.26  -19.11

----------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did. The figures shown for 1996 to 2000 provide performance for Class A shares of the Fund. The figures shown for the years 1991 to 1995 provide performance for Class T shares of the Fund. Class T shares would have substantially similar annual returns as the Class A shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class A shares and Class T shares have different expenses.

            Best and worst quarterly performance during this period:
                            4th quarter 1999:  39.10%
                            4th quarter 2000: -24.38%

            The Fund's year-to-date total return as of June 30, 2001:
                                     -28.53%

                          Average Annual Total Returns
                    (For the periods ended December 31, 2000)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                         5 Years              10 Years
                                                        1 Year     (or Life of Class)     (or Life of Class)
                                                        ------     ------------------     ------------------
Class A Return Before Taxes(1)(2)                      -23.75%            22.09%               21.95%
Class A Return After Taxes on Distributions(1)(2)      -24.67%            18.76%               17.46%
Class A Return After Taxes on Distributions and
 Sale of Fund Shares(1)(2)                             -13.62%            17.72%               16.73%
Class B Return Before Taxes(2)(3)                      -24.66%            22.53%               22.37%
Class C Return Before Taxes(2)(4)                      -20.65%            22.73%               22.45%
Class T Return Before Taxes(5)(6)                      -23.60%            22.77%               18.10%
S&P 500 Index (reflects no deduction for fees,
 expenses or taxes)(7)                                  -9.11%            18.33%               17.46%(8)

----------
(1)  Reflects deduction of sales charge of 5.75%.
(2)  Classes A, B and C commenced operations on June 5, 1995.
(3) Reflects deduction of deferred sales charge of 5%, 2% and 1% respectively, for 1 year, 5 year and since inception returns.
(4)  Reflects deduction of deferred sales charge of 1% for 1-year return.
(5)  Class T commenced operations on February 3, 1986.
(6)  Reflects deduction of deferred sales charge of 4% for the 1-year return.
(7) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
(8) Index return since June 5, 1995 (inception date of Classes A, B and C) is 19.52%.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                        Pilgrim Growth Opportunities Fund     13

                                                                         Adviser
PILGRIM LARGECAP GROWTH FUND                        ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Fund seeks long-term capital appreciation.

INVESTMENT STRATEGY [GRAPHIC]

The Fund normally invests at least 65% of its net assets in equity securities of large U.S. companies that the portfolio managers believe have above-average prospects for growth. The equity securities in which the Fund may invest include common and preferred stock and warrants. The Fund considers a company to be large if its market capitalization corresponds at the time of purchase to the upper 90% of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). As of June 30, 2001, this meant market capitalizations in the range of $8.4 billion to $484 billion. Capitalization of companies in the S&P 500 Index will change with market conditions.

The portfolio managers emphasize a growth approach by searching for companies that they believe are managing change advantageously and may be poised to exceed growth expectations. The portfolio managers use both a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies and a "top-down" thematic approach and a sell discipline. The portfolio managers seek to identify themes that reflect the major social, economic and technological trends that they believe are likely to shape the future of business and commerce over the next three to five years, and seek to provide a framework for identifying the industries and companies they believe may benefit most. This "top-down" approach is combined with rigorous fundamental research (a "bottom-up" approach) to guide stock selection and portfolio structure.

The Fund also may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies.

Market Trends -- from time to time, the stock market may not favor the large company, growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.

Securities Lending -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

14     Pilgrim LargeCap Growth Fund

                                                    PILGRIM LARGECAP GROWTH FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance before and after income taxes is not an indication of future performance.

                      Year by Year Total Returns (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                         59.45   96.41  -19.12

----------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) ING Pilgrim Investments, LLC has been the Fund's investment adviser since May 24, 1999; however, prior to October 1, 2000, the Fund was advised by a sub-adviser.

            Best and worst quarterly performance during this period:
                            4th quarter 1999:  45.04%
                            4th quarter 2000: -23.23%

            The Fund's year-to-date total return as of June 30, 2001:
                                     -27.10%

                          Average Annual Total Returns
                    (For the periods ended December 31, 2000)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 1000 Growth Index and the S&P 500 Index. The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                         5 Years                  10 Years
                                                        1 Year     (or Life of Class)(1)     (or Life of Class)
                                                        ------     ---------------------     ------------------
Class A Return Before Taxes(2)                         -23.77%            31.42%                    N/A
Class A Return After Taxes on Distributions(2)         -24.04%            30.67%                    N/A
Class A Return After Taxes on Distributions
 and Sale of Fund Shares(2)                            -14.21%            26.13%                    N/A
Class B Return Before Taxes(3)                         -23.67%            32.38%                    N/A
Class C Return Before Taxes(4)                         -20.51%            32.82%                    N/A
Russell 1000 Growth Index (reflects no deduction
 for fees, expenses or taxes)(5)                       -22.42%            11.19%(6)                 N/A
S&P 500 Index (reflects no deduction for fees,
 expenses or taxes)(7)                                  -9.11%            11.46%(8)                 N/A

----------
(1)  The Fund commenced operations on July 21, 1997.
(2)  Reflects deduction of sales charge of 5.75%.
(3) Reflects deduction of deferred sales charge of 5%, and 3% respectively, for the 1 year and since inception returns.
(4)  Reflects deduction of deferred sales charge of 1% for the 1-year return.
(5) The Russell 1000 Growth Index is an unmanaged index that measures the performance of those companies among the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth.
(6)  The Russell 1000 Growth Index return is for period beginning July 1, 1997.
(7) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
(8)  The S&P 500 Index return is for period beginning August 1, 1997.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             Pilgrim LargeCap Growth Fund     15

                                                                         Adviser
PILGRIM MIDCAP OPPORTUNITIES FUND                   ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

This Fund seeks long-term capital appreciation.

INVESTMENT STRATEGY [GRAPHIC]

The Fund normally invests at least 65% of its total assets in the common stocks of mid-sized U.S. companies that the portfolio managers feel have above average prospects for growth. For this Fund, mid-sized companies are companies with market capitalizations that fall within the range of companies in the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index). As of June 30, 2001, the market capitalization of companies in the S&P MidCap 400 Index ranged from $312 million to $11.8 billion. The market capitalization range will change as the range of the companies included in the S&P MidCap 400 Index changes.

The portfolio managers use a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

The Fund may invest in initial public offerings.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio managers feel have the potential for growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the mid-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large or small company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.

Inability to Sell Securities -- securities of mid-size companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Initial Public Offerings -- A significant portion of the Fund's return may be attributable to its investment in initial public offerings. When the Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. As the Fund's assets grow, it is probable that the effect of the Fund's investment in initial public offerings on the Fund's total return will decline.

16     Pilgrim MidCap Opportunities Fund

                                               PILGRIM MIDCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance before and after income taxes is not an indication of future performance.

                        Year by Year Total Return (%)(1)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                                103.24   -0.35

----------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

            Best and worst quarterly performance during this period:
                            4th quarter 1999:  44.90%
                            4th quarter 2000: -19.33%

            The Fund's year-to-date total return as of June 30, 2001:
                                     -26.94%

                          Average Annual Total Returns
                    (For the periods ended December 31, 2000)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P MidCap 400 Index. The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                              5 Years                 10 Years
                                                            1 Year     (or Life of Class)(1)     (or Life of Class)
                                                            ------     ---------------------     ------------------
Class A Return Before Taxes(2)                              -6.08%             46.55%                    N/A
Class A Return After Taxes on Distributions(2)              -8.87%             39.95%                    N/A
Class A Return After Taxes on Distributions
 and Sale of Fund Shares(2)                                 -2.68%             35.38%                    N/A
Class B Return Before Taxes(3)                              -6.13%             48.64%                    N/A
Class C Return Before Taxes(4)                              -2.03%             49.17%                    N/A
S&P MidCap 400 Index (reflects no deduction for
 fees, expenses or taxes)(5)                                17.51%             30.86%(6)                 N/A

----------
(1)  The Fund commenced operations on August 20, 1998.
(2)  Reflects deduction of sales charge of 5.75%.
(3) Reflects deduction of deferred sales charge of 5% and 3% respectively, for 1 year and since inception returns.
(4)  Reflects deduction of deferred sales charge of 1% for 1-year return.
(5) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.
(6)  The S&P MidCap 400 Index return is for period beginning August 20, 1998.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                        Pilgrim MidCap Opportunities Fund     17

                                                                         Adviser
PILGRIM MIDCAP GROWTH FUND                          ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Fund seeks maximum long-term capital appreciation.

INVESTMENT STRATEGY [GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its total assets in equity securities of medium-sized U.S. companies, and at least 75% of its total assets in common stocks that the portfolio managers feel have above average prospects for growth. Medium-sized companies are companies with market capitalizations between $1.6 billion and $10.7 billion. The market capitalization range will change as the range of the companies included in the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index) changes and with market conditions.

The portfolio managers emphasize a growth approach by searching for successful, growing companies that are managing change advantageously and may be poised to exceed growth expectations. The portfolio managers use both a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies and a thematic approach in structuring the portfolio and a sell discipline. Themes attempt to articulate the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and provide a framework for identifying the industries and companies expected to benefit most. This top down approach is combined with rigorous fundamental research (a "bottom up" approach) to guide stock selection and portfolio structure.

The Fund may invest in initial public offerings.

In periods of unusual market conditions, the Fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the Fund may not achieve its objective.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have the potential for growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources and more limited product and market diversification, and may be dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the mid-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large or small company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.

Inability to Sell Securities -- securities of mid-size companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Initial Public Offerings -- A significant portion of the Fund's return may be attributable to its investment in initial public offerings. When the Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. As the Fund's assets grow, it is probable that the effect of the Fund's investment in initial public offerings on the Fund's total return will decline.

18     Pilgrim MidCap Growth Fund

                                                      PILGRIM MIDCAP GROWTH FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance before and after income taxes is not an indication of future performance.

                      Year by Year Total Returns (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                        -11.00   37.64   15.84   15.88   14.14   97.56   -4.57

----------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) ING Pilgrim Investments, LLC has been the Fund's investment adviser since May 24, 1999; however, prior to April 1, 2000, the Fund was managed by a sub-adviser.

            Best and worst quarterly performance during this period:
                            4th quarter 1999:  62.66%
                            4th quarter 2000: -21.09%

            The Fund's year-to-date total return as of June 30, 2001:
                                     -26.60%

                          Average Annual Total Returns
                    (For the periods ended December 31, 2000)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to those of broad measures of market performance -- the S&P MidCap 400 Index and the Russell Midcap Growth Index. The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                            5 Years                  10 Years
                                                            1 Year     (or Life of Class)     (or Life of Class)(1)
                                                            ------     ------------------     ---------------------
Class A Return Before Taxes(2)                             -10.07%           22.17%                   19.00%
Class A Return After Taxes on Distributions(2)             -13.93%           16.90%                   15.63%
Class A Return After Taxes on Distributions and
 Sale of Fund Shares(2)                                     -3.21%           16.65%                   15.07%
Class B Return Before Taxes(3)                              -8.99%           22.68%                   24.85%
Class C Return Before Taxes(4)                              -5.95%           22.88%                   19.18%
S&P MidCap 400 Index (reflects no deduction for
 fees, expenses or taxes)(5)                                17.51%           20.41%                   18.27%(6)
Russell MidCap Growth Index (reflects no deduction
 for fees, expenses or taxes)(7)                           -11.75%           17.77%                   17.36%(8)

----------
(1) Classes A and C commenced operations on April 19, 1993. Class B commenced operations on June 1, 1995.
(2)  Reflects deduction of sales charge of 5.75%.
(3) Reflects deduction of deferred sales charge of 5%, 2% and 1% respectively, for 1 year, 5 year and since inception returns.
(4)  Reflects deduction of deferred sales charge of 1% for 1-year return.
(5) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.
(6) Index return since April 19, 1993 (inception date of Class A and Class C) is 18.27%. Index return since June 1, 1995 (the inception date of Class B) is 20.18%.
(7) The Russell Midcap Growth Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index.
(8) Russell MidCap Growth Index return is for period beginning May 1, 1993. Index return since April 19, 1993 (inception date of Class A and Class C) is 17.36%. Index return since June 1, 1995 (the inception date of Class B) is 19.08%.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                               Pilgrim MidCap Growth Fund     19

                                                                         Adviser
                                                    ING Pilgrim Investments, LLC
                                                                     Sub-Adviser
PILGRIM GROWTH + VALUE FUND                      Navellier Fund Management, Inc.
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Fund seeks capital appreciation.

INVESTMENT STRATEGY [GRAPHIC]

The Fund invests primarily in a diversified portfolio of equity securities, including common and preferred stock, warrants and convertible securities.

The Fund invests in common stock of companies the portfolio manager believes are poised to rise in price. The Sub-Adviser uses a "bottom-up" quantitative screening process designed to identify and select inefficiently priced stocks that achieved superior returns compared to their risk characteristics. The Sub-Adviser first uses a proprietary computer model designed to identify stocks with above average market returns and risk levels which are reasonable for higher return rates. The Sub-Adviser then applies a quantitative analysis which focuses on growth and value fundamental characteristics, such as earnings growth, earnings momentum, price to earnings (P/E) ratios, and internal reinvestment rates. The Sub-Adviser then allocates stocks according to how they complement other portfolio holdings.

Under normal market conditions, the Fund invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap, or small-cap companies.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund's performance will be affected if the Sub-Adviser makes an inaccurate assessment of economic conditions and investment opportunities, and chooses growth companies that do not grow as quickly as hoped, or value companies that continue to be undervalued by the market. Although the sub-adviser invests in value companies to decrease volatility, these investments may also lower the Fund's performance. The Fund's investments in smaller and mid-sized companies may be more susceptible to price swings than investments in larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the mix of growth and value securities in which the Fund invests. Rather, the market could favor growth stocks to the exclusion of value stocks, or favor value stocks to the exclusion of growth stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of smaller and mid-sized companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Changes in Interest Rates -- the value of the Fund's convertible securities may fall when interest rates rise. Convertible securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Credit Risk -- the Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

20     Pilgrim Growth + Value Fund

                                                     PILGRIM GROWTH + VALUE FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance before and after income taxes is not an indication of future performance.

                        Year by Year Total Returns (%)(1)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                 18.10   17.72   88.10  -13.02

----------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

            Best and worst quarterly performance during this period:
                            4th quarter 1999:  43.50%
                            4th quarter 2000: -27.69%

            The Fund's year-to-date total return as of June 30, 2001:
                                     -23.44%

                          Average Annual Total Returns
                    (For the periods ended December 31, 2000)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to those of broad measures of market performance -- the Russell 2000 Index and the Russell 3000 Index. The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                              5 Years                 10 Years
                                                            1 Year     (or Life of Class)(1)     (or Life of Class)
                                                            ------     ---------------------     ------------------
Class A Return Before Taxes(2)                             -18.02%            19.51%                     N/A
Class A Return After Taxes on Distributions(2)             -19.67%            17.73%                     N/A
Class A Return After Taxes on Distributions
 and Sale of Fund Shares(2)                                 -8.94%            16.05%                     N/A
Class B Return Before Taxes(3)                             -17.46%            20.12%                     N/A
Class C Return Before Taxes(4)                             -14.33%            20.38%                     N/A
Russell 2000 Index (reflects no deduction for fees,
 expenses or taxes)(5)                                      -3.02%             9.32%(6)                  N/A
Russell 3000 Index (reflects no deduction for fees,
 expenses or taxes)(7)                                      -7.46%            15.61%(8)                  N/A

----------
(1)  The Fund commenced operations on November 18, 1996.
(2)  Reflects deduction of sales charge of 5.75%.
(3) Reflects deduction of deferred sales charge of 5% and 2% respectively, for 1 year and since inception returns.
(4)  Reflects deduction of deferred sales charge of 1% for 1-year return.
(5) The Russell 2000 Index is an unmanaged index that measures the performance of securities of smaller U.S. companies.
(6)  The Russell 2000 Index return is for period beginning December 1, 1996.
(7) The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S companies based on total market capitalization.
(8)  The Russell 3000 Index return is for period beginning December 1, 1996.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                              Pilgrim Growth + Value Fund     21

                                                                         Adviser
PILGRIM SMALLCAP OPPORTUNITIES FUND                 ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Fund seeks capital appreciation.

INVESTMENT STRATEGY [GRAPHIC]

The Fund invests at least 65% of its total assets in the common stock of smaller, lesser-known U.S. companies that the portfolio manager believes have above average prospects for growth. For this Fund, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000 Index, which is an index that measures the performance of small companies. The market capitalization range will change as the range of the companies included in the Russell 2000 changes. The market capitalization of companies held by the Fund as of June 30, 2001 ranged from $133 million to $8.9 billion.

The portfolio manager uses a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a brand-oriented approach in structuring the portfolio and a sell discipline. The portfolio manager seeks to invest in companies expected to benefit most from the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempts to provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

The Fund may invest in initial public offerings.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have above average prospects for growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in smaller companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the small sized growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.

Inability to Sell Securities -- securities of smaller companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Initial Public Offerings -- A significant portion of the Fund's return may be attributable to its investment in initial public offerings. When the Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. As the Fund's assets grow, it is probable that the effect of the Fund's investment in initial public offerings on the Fund's total return will decline.

22     Pilgrim SmallCap Opportunities Fund

                                             PILGRIM SMALLCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance before and after income taxes is not an indication of future performance.

                        Year by Year Total Returns (%)(1)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
 57.27   14.54   20.16   -4.86   11.34   18.16   14.92    7.59  146.94   -6.04

----------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did. The figures shown for the years 1996 to 2000 provide performance for Class A shares of the Fund. The figures shown for the years 1991 to 1995 provide performance for Class T shares of the Fund. Class T shares would have substantially similar annual returns as the Class A shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class A shares and Class T shares have different expenses.

            Best and worst quarterly performance during this period:
                            4th quarter 1999:  68.12%
                            3rd quarter 1998: -24.07%

            The Fund's year-to-date total return as of June 30, 2001:
                                     -18.59%

                          Average Annual Total Returns
                    (For the periods ended December 31, 2000)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance - the Russell 2000 Index. The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                             5 Years               10 Years
                                                            1 Year     (or Life of Class)     (or Life of Class)
                                                            ------     ------------------     ------------------
Class A Return Before Taxes(1)(2)                          -11.44%            26.15%                25.71%
Class A Return After Taxes on Distributions(1)(2)          -16.03%            22.84%                22.46%
Class A Return After Taxes on Distributions
 and Sale of Fund Shares(1)(2)                              -5.97%            20.65%                20.39%
Class B Return Before Taxes(2)(3)                          -11.71%            26.62%                26.11%
Class C Return Before Taxes(2)(4)                           -7.76%            26.72%                26.14%
Class T Return Before Taxes (5)(6)                         -10.52%            26.93%                22.41%
Russell 2000 Index (reflects no deduction for fees,
 expenses or taxes)(7)                                      -3.02%            10.31%                15.53%(8)

----------
(1)  Reflects deduction of sales charge of 5.75%.
(2)  Classes A, B and C commenced operations on June 5, 1995.
(3) Reflects deduction of deferred sales charge of 5%, 2% and 1% respectively, for 1 year, 5 year and since inception returns.
(4)  Reflects deduction of deferred sales charge of 1% for 1-year return.
(5)  Class T commenced operations on February 3, 1986.
(6)  Reflects deduction of deferred sales charge of 4%, for the 1-year return.
(7) The Russell 2000 Index is an unmanaged index that measures the performance of securities of small companies.
(8) Index return since June 5, 1995 (inception date of Classes A, B and C) is 12.49%.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                      Pilgrim SmallCap Opportunities Fund     23

                                                                         Adviser
PILGRIM SMALLCAP GROWTH FUND                        ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Fund seeks maximum long-term capital appreciation.

INVESTMENT STRATEGY [GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its total assets in equity securities of small U.S. companies, and at least 75% of its total assets in common stocks that the portfolio manager feels have above average prospects for growth. Smaller companies are companies with market capitalizations that fall within the range of companies in the Russell 2000 Growth Index. As of June 30, 2001, the market capitalization of companies held by the Fund ranged from $133 million to $9.2 billion. The market capitalization range will change as the range of the companies included in the Russell 2000 Growth Index changes.

The Fund emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and may be poised to exceed growth expectations. It focuses on both a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies and a thematic approach in structuring the portfolio and a sell discipline. Themes attempt to articulate the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and provide a framework for identifying the industries and companies expected to benefit most. This top down approach is combined with rigorous fundamental research (a "bottom up" approach) to guide stock selection and portfolio structure.

The Fund may invest in initial public offerings.

In periods of unusual market conditions, the Fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the Fund may not achieve its objective.

The Fund considers a company to be small if it has a market capitalization corresponding at the time of purchase to the middle 90% of the Russell 2000 Growth Index. In the Adviser's opinion, the middle 90% includes companies with capitalizations between $255 million and $1.4 billion. Capitalization of companies in the Index will change with market conditions.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have above average prospects for growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in small-cap companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the small-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.

Initial Public Offerings -- A significant portion of the Fund's return may be attributable to its investment in initial public offerings. When the Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. As the Fund's assets grow, it is probable that the effect of the Fund's investment in initial public offerings on the Fund's total return will decline.

24     Pilgrim SmallCap Growth Fund

                                                    PILGRIM SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance before and after income taxes is not an indication of future performance.

                      Year by Year Total Returns (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                         -4.03   34.87   18.27   11.24    3.68   89.97   -5.52

----------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) ING Pilgrim Investments, LLC has been the Fund's investment adviser since May 24, 1999; however, prior to April 1, 2000, the Fund was managed by a sub-adviser.

            Best and worst quarterly performance during this period:
                            4th quarter 1999:  50.47%
                            3rd quarter 1998: -23.64%

            The Fund's year-to-date total return as of June 30, 2001:
                                     -17.73%

                           Average Annual Total Return
                    (For the periods ended December 31, 2000)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 2000 Growth Index. The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                        5 Years                 10 Years
                                                        1 Year     (or Life of Class)     (or Life of Class)(1)
                                                        ------     ------------------     ---------------------
Class A Return Before Taxes(2)                         -10.95%           18.21%                  17.42%
Class A Return After Taxes on Distributions(2)         -13.05%           12.86%                  13.59%
Class A Return After Taxes on Distributions
 and Sale of Fund Shares(2)                             -4.45%           13.41%                  13.56%
Class B Return Before Taxes(3)                         -10.36%           18.56%                  21.17%
Class C Return Before Taxes(4)                          -7.05%           18.87%                  17.67%
Russell 2000 Growth Index (reflects no deduction
 for fees, expenses or taxes)(5)                       -22.43%            7.14%                   8.81%(6)

----------
(1) Classes A and C commenced operations on December 27, 1993. Class B commenced operations on May 31, 1995.
(2)  Reflects deduction of sales charge of 5.75%.
(3) Reflects deduction of deferred sales charge of 5%, 2% and 1%, respectively, for the 1 year, 5 year, and since inception returns.
(4)  Reflects deduction of deferred sales charge of 1% for the 1-year return.
(5) The Russell 2000 Growth Index is an unmanaged index that measures the performance of securities of smaller U.S. companies with greater-than-average growth orientation.
(6)  Index return since December 27, 1993 (inception date of Class A and Class
     C) is 8.81%. Index return since May 31, 1995 (inception date of Class B) is 10.04%.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             Pilgrim SmallCap Growth Fund     25

                                                                         Adviser
PILGRIM FINANCIAL SERVICES FUND                     ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Fund seeks long-term capital appreciation.

INVESTMENT STRATEGY [GRAPHIC]

The Fund invests, under normal market conditions, at least 65% of its total assets in equity securities of companies principally engaged in financial services. The equity securities in which the Fund invests are normally common stock, but may also include preferred stocks, warrants, and convertible securities. As a general matter, the Fund expects these investments to be in common stocks of large, mid-sized, and small companies.

Financial services companies may include the following: banks; bank holding companies; investment banks; trust companies; insurance companies; insurance brokers; finance companies; securities broker-dealers; electronic trading networks; investment management firms; custodians of financial assets; companies engaged in trading, dealing or managing commodities; companies that invest significantly in or deal in, financial instruments; government-sponsored financial enterprises; thrifts and savings banks; mortgage companies; title companies; conglomerates with significant interests in financial services companies; foreign financial services companies; companies that process financial transactions; administrators of financial products or services; companies that render services primarily to other financial services companies; companies that produce, sell, or market software or hardware related to financial services or products or directed to financial services companies; and other companies whose assets or earnings can be significantly affected by financial instruments or services.

The Fund may invest the remaining 35% of its assets in equity or debt securities of financial services companies or companies that are not financial services companies, and in money market instruments. The Fund may also invest in savings accounts of mutual thrifts that may allow the Fund to participate in potential future stock conversions of the thrift.

The portfolio manager emphasizes a value approach, and selects securities that are undervalued relative to the market and have potential for future growth, including securities of institutions that the portfolio manager believes are well positioned to take advantage of investment opportunities in the banking and thrift industries.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may invest in small- to medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the value-oriented securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or large company stocks, or may not favor equities at all.

Risks of Concentration -- because the Fund's investments are concentrated in the financial services industries, the value of the Fund may be subject to greater volatility than a fund with a portfolio that is less concentrated. If securities of financial services companies as a group falls out of favor, the Fund could underperform funds that have greater industry diversification.

Changes in Interest Rates -- because the profitability of financial services companies may be largely dependent on the availability and cost of capital, which fluctuates significantly in responses to changes in interest rates and general economic conditions, the value of the Fund's securities may fall when interest rates rise.

Illiquid Securities -- if a security is illiquid, the Fund might be unable to sell the security at a time when the Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition.

Debt Securities -- the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities.

26     Pilgrim Financial Services Fund

                                                 PILGRIM FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance before and after income taxes is not an indication of future performance.

                      Year by Year Total Returns (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
 49.49   32.36    7.79   -1.89   49.69   41.10   64.86   -1.83  -18.64   27.79

----------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to October 17, 1997, the Fund operated as a closed-end investment company. Prior to May 22, 2001, the Fund operated under a different investment strategy.

            Best and worst quarterly performance during this period:
                            3rd quarter 2000:  20.34%
                            3rd quarter 1998: -19.30%

            The Fund's year-to-date total return as of June 30, 2001:
                                     11.12%

                          Average Annual Total Returns
                   (For the periods ended December 31, 2000)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to those of broad measures of market performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), the S&P Major Regional Banks Index, the NASDAQ 100 Financial Index, and the S&P Financial Index. The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                            5 Years                10 Years
                                                            1 Year     (or Life of Class)     (or Life of Class)
                                                            ------     ------------------     ------------------
Class A Return Before Taxes(1)                              20.43%           17.43%                 20.97%
Class A Return After Taxes on Distributions(1)              19.21%           14.65%                 17.96%
Class A Return After Taxes on Distributions
 and Sale of Fund Shares(1)                                 12.23%           13.63%                 16.87%
Class B Return Before Taxes(2)                              21.82%            2.68%(3)                N/A
S&P 500 Index (reflects no deduction for fees,
 expenses or taxes)(4)                                      -9.11%           18.33%                 17.46%(5)
S&P Major Regional Banks Index (reflects no deduction
 for fees, expenses or taxes)(6)                            27.32%           19.87%                 24.43%(7)
NASDAQ 100 Financial Index (reflects no deduction
 for fees, expenses or taxes)(8)                            13.61%           14.50%(9)                N/A
S&P Financial Index (reflects no deduction for fees,
 expenses or taxes)(10)                                     26.09%           23.92%                 24.47%(11)

----------
(1)  Reflects deduction of sales charge of 5.75%.
(2) Reflects deduction of deferred sales charge of 5%, and 3% respectively, for 1 year, since inception returns.
(3)  Class B commenced operations on October 17, 1997.
(4) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
(5)  Index return since October 17, 1997 (inception date of Class B) is 13.79%.
(6) The S&P Major Regional Banks Index is an unmanaged index that measures the performance of securities of major regional banks in the S&P 500 Index.
(7)  Index return since October 17, 1997 (inception date of Class B) is
     9.81%.
(8) The NASDAQ 100 Financial Index is an unmanaged index that measures the performance of securities of the 100 largest financial companies traded on NASDAQ.
(9)  Index return since October 17, 1997 (inception date of Class B) is 5.07%.
(10) The S&P Financial Index is a capitalization-weighted index of all stocks designed to measure the performance of the financial sector of the S&P 500 Index.
(11) Index return since October 17, 1997 (inception date of Class B) is 15.89%.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                          Pilgrim Financial Services Fund     27

                                                                         Adviser
                                                    ING Pilgrim Investments, LLC
                                                                     Sub-Adviser
PILGRIM INTERNET FUND                    ING Investment Management Advisors B.V.
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Fund seeks to provide investors with long-term capital appreciation.

INVESTMENT STRATEGY [GRAPHIC]

Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of U.S. and non-U.S. internet technology companies. The Fund defines internet technology companies as those companies with internet businesses or internet related consulting or services businesses, or that derive at least 50% of their total revenues or earnings from business operations in internet related hardware, software or infrastructure industries. As a general matter, the Fund expects these investments to be in common stocks of large, mid-sized, and small companies.

The Sub-Adviser believes that the internet is in the early stages of a period of promising growth. The internet has enabled companies to tap into new markets, use new distribution channels and do business with end users of their products all over the world without having to go through wholesalers and distributors. The Sub-Adviser believes that investment in companies related to the internet should offer substantial opportunities for long-term capital appreciation. Generally, the Sub-Adviser's overall stock selection for the Fund will be based on an assessment of a company's fundamental prospects. The Sub-Adviser anticipates, however, that a portion of the Fund's holdings will be invested in newly issued securities being sold in the primary or secondary market.

In choosing investments for the Fund, the Sub-Adviser first identifies themes which it believes will drive the internet in the future. Then, by conducting extensive fundamental research, the Sub-Adviser analyzes individual companies worldwide to identify those firms that are most likely to benefit from the selected investment themes.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in small and medium-sized companies, which may be more susceptible to price swings because they have fewer financial resources, more limited product and market diversification, and many are dependent on a few key managers. The Fund may also invest in equity securities of larger companies, which sometimes have more stable prices than smaller companies.

Market Trends -- from time to time, the stock market may not favor the securities that meet the Fund's disciplined investment criteria. Rather, the market could favor value-oriented stocks or may not favor equities at all.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

Lack of Diversification -- the Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a smaller number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

Industry Concentration -- as a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

Internet Technology Risk -- Internet and internet-related companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in internet and internet-related activities are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

28     Pilgrim Internet Fund

                                                           PILGRIM INTERNET FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance before and after income taxes is not an indication of future performance.

                        Year by Year Total Return (%)(1)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                                        -69.16

----------
(1) These figures are as of December 31, 2000. They do not reflect sales charges and would be lower if they did.

            Best and worst quarterly performance during this period:
                            1st quarter 2000:   0.35%
                            4th quarter 2000: -53.08%

            The Fund's year-to-date total return as of June 30, 2001:
                                     -36.33%

                          Average Annual Total Returns
                    (For the periods ended December 31, 2000)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to those of broad measures of market performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) and the @Net Index. The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                               5 Years                 10 Years
                                                             1 Year     (or Life of Class)(1)     (or Life of Class)
                                                             ------     ---------------------     ------------------
Class A Return Before Taxes(2)                              -70.93%            -22.49%                    N/A
Class A Return After Taxes on Distributions(2)              -72.04%            -24.68%                    N/A
Class A Return After Taxes on Distributions and
 Sale of Fund Shares(2)                                     -41.13%            -16.53%                    N/A
Class B Return Before Taxes(3)                              -70.56%            -21.60%                    N/A
Class C Return Before Taxes(4)                              -69.66%            -19.99%                    N/A
S&P 500 Index (reflects no deduction for fees,
 expenses or taxes)(5)                                       -9.11%             -1.41%(6)                 N/A
@Net Index (reflects no deduction for fees,
 expenses or taxes)(7)                                      -51.24%             -7.19%(8)                 N/A

----------
(1)  The Fund commenced operations on July 1, 1999.
(2)  Reflects deduction of sales charge of 5.75%.
(3) Reflects deduction of deferred sales charge of 5% and 4% respectively, for 1 year and since inception returns.
(4)  Reflects deduction of deferred sales charge of 1% for 1-year return.
(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
(6)  The S&P 500 Index return is for period beginning July 1, 1999.
(7) The @Net Index encompasses 50 companies which are key components in the development of the Internet. The Index is weighted based upon market capitalization of each of the component stocks.
(8)  The @Net Index return is for period beginning June 30, 1999.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                    Pilgrim Internet Fund     29

                                                                         Adviser
PILGRIM BALANCED FUND                               ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Fund seeks a balance of long-term capital appreciation and current income.

INVESTMENT STRATEGY [GRAPHIC]

The Fund's Adviser actively manages a blended portfolio of equity and debt securities with an emphasis on overall total return. The Fund normally maintains 40% to 60% of its assets in debt securities of any maturity issued by corporations or other business entities and the U.S. Government and its agencies and instrumentalities, and government sponsored enterprises, and normally seeks a target allocation of 50%, although this may vary with market conditions.

The remainder of the Fund's assets are normally invested in equity securities of large companies that the Adviser believes are leaders in their industries. The Adviser considers whether these companies have a sustainable competitive edge. The portfolio managers emphasize a value approach in equity selection, and seek securities whose prices in relation to projected earnings are believed to be reasonable in comparison to the market. For this Fund, a company with a market capitalization of over $5 billion is considered to be a large company, although the Fund may also invest to a limited degree in companies that have a market capitalization between $1 billion and $5 billion.

A portion of the Fund's net assets (up to 35%) may be invested in high yield debt securities (commonly known as "junk bonds") rated below investment grade (i.e., lower than the four-highest rating categories) by a nationally recognized statistical rating agency, or of comparable quality if unrated. There is no minimum credit quality for the high yield debt securities in which the Fund may invest. The Fund may invest up to 10% of its assets in other investment companies that invest in secured floating rate loans, including up to 5% of its assets in Pilgrim Prime Rate Trust, a closed-end investment company. The Fund may invest up to 20% of its total assets in foreign securities. The Fund may use options on securities, securities indices, interest rates and foreign currencies as a hedging technique or in furtherance of its investment objective. The Fund may invest up to 35% of its net assets in zero coupon securities.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund also may invest in smaller companies, which may be more susceptible to price swings than larger companies.

Market Trends -- from time to time, the stock market may not favor the large company value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

Changes in Interest Rates -- the value of debt and equity securities can change in response to changes in interest rates. The value of the debt securities held by the Fund may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. Zero coupon securities are particularly sensitive to changes in interest rates.

Credit Risk -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund may be subject to more credit risk than the other income funds, because it may invest in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns.

Inability to Sell Securities -- high yield securities and securities of smaller companies may be less liquid than other investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

Risks of Using Derivatives -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivatives instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

30     Pilgrim Balanced Fund

                                                           PILGRIM BALANCED FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance before and after income taxes is not an indication of future performance.

                      Year by Year Total Returns (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                         -6.29   23.43   16.39   20.50   23.35    8.48   -3.23

----------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2)  Prior to May 24, 1999, a different adviser managed the Fund.

            Best and worst quarterly performance during this period:
                            3rd quarter 1997: 14.44%.
                            2nd quarter 1994: -5.93%

            The Fund's year-to-date total return as of June 30, 2001:
                                     -3.13%

                          Average Annual Total Returns
                    (For the periods ended December 31, 2000)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to those of broad measures of market performance -- the Standard & Poor's Barra Value Index (S&P Barra Value Index), the Lehman Aggregate Bond Index, the Lipper Balanced Fund Index and a composite index consisting of 60% S&P 500 Composite Stock Price Index (S&P 500 index) and 40% Lehman Brothers Government/Corporate Bond Index. The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                            5 Years                10 Years
                                                            1 Year     (or Life of Class)     (or Life of Class)
                                                            ------     ------------------     ------------------
Class A Return Before Taxes(1)(2)                           -8.78%           11.34%                 11.07%
Class A Return After Taxes on Distributions(1)(2)          -11.25%            7.00%                  7.99%
Class A Return After Taxes on Distributions and
 Sale of Fund Shares(1)(2)                                  -4.02%            7.92%                  8.20%
Class B Return Before Taxes(2)(3)                           -8.17%           11.83%                 12.66%
Class C Return Before Taxes(2)(4)                           -4.68%           11.93%                 11.23%
S&P Barra Value Index (reflects no deduction for
 fees, expenses or taxes)(6)                                27.84%           17.04%                 16.10%(7)
Lehman Aggregate Bond Index (reflects no deduction for
 fees, expenses or taxes)(8)                                11.63%            6.46%                  6.72%(9)
Lipper Balanced Fund Index (reflects no deduction for
 fees, expenses or taxes)(10)                                2.39%           11.80%                   N/A
Composite Index (reflects no deduction for fees,
 expenses or taxes)(11)                                      1.50%           11.38%                   N/A

----------
(1)  Reflects deduction of sales charge of 5.75%.
(2) Classes A and C commenced operations on April 19, 1993. Class B commenced operations on May 31, 1995.
(3) Reflects deduction of deferred sales charge of 5%, 2% and 1%, respectively, for 1 year, 5 year and since inception returns.
(4)  Reflects deduction of deferred sales charge of 1% for 1-year return.
(5) Class T did not have a full year's performance as of December 31, 2000. Class T commenced operations on January 4, 2000.
(6) The S&P Barra Value Index is a capitalization-weighted index of all stocks in the S&P 500 Index that have low price-to-book ratios. It is designed so that approximately 50% of the market capitalization of the S&P 500 Index is in the S&P Barra Value Index.
(7) Index return since April 19, 1993 (inception date of Class A and Class C) is 16.10% and the return since May 31, 1995 (the inception date of Class B) is 18.46%.
(8) The Lehman Aggregate Bond Index is an unmanaged index that measures the performance of the U.S. investment grade fixed rate bond market, including government and corporate securities, mortgage pass-through securities, and asset-backed securities.
(9) Index return since April 19, 1993 (inception date of Class A and Class C) is 6.72% and the return since May 31, 1995 (the inception date of Class B) is 7.07%.
(10) The Lipper Balanced Fund Index is an unmanaged index that measures the performance of balanced funds (funds that seek current income balanced with capital appreciation).
(11) The Composite Index consists of 60% of the S&P 500 Index and 40% Lehman Brothers Government/Corporate Bond Index. The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets. The Lehman Brothers Government/Corporate Bond Index is a widely recognized unmanaged index of publicly issued fixed rate U.S. Government investment grade mortgage-backed and corporate debt securities.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                    Pilgrim Balanced Fund     31

                                                                         Adviser
PILGRIM CONVERTIBLE FUND                            ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Fund seeks maximum total return, consisting of capital appreciation and current income.

INVESTMENT STRATEGY [GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its total assets in convertible securities. Convertible securities are generally preferred stock or other securities, including debt securities, that are convertible into common stock. The Fund emphasizes companies with market capitalizations above $500 million. The convertible debt securities in which the Fund invests my be rated below investment grade (high risk instruments), or, if not rated, may be of comparable quality. There is no minimum credit rating for securities in which the Fund may invest. Through investments in convertible securities, the Fund seeks to capture the upside potential of the underlying equities with less downside exposure.

The Fund may also invest up to 35% of its total assets in common and nonconvertible preferred stocks, and in nonconvertible debt securities, which may include high yield debt (commonly known as "junk bonds") rated below investment grade, or of comparable quality if unrated. The Fund may also invest in securities issued by the U.S. government and its agencies and instrumentalities. Most but not all of the bonds in which the Fund invests have a remaining maturity of 10 years or less, or, in the case of convertible debt securities, have a remaining maturity or may be put back to the issuer in 10 years or less.

In evaluating convertibles, the Fund's Adviser evaluates each security's investment characteristics as a fixed income instrument as well as its potential for capital appreciation.

In analyzing specific companies for possible investment, the Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Adviser usually considers whether to sell a particular security when any of those factors materially changes.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Convertible securities have investment characteristics of both equity and debt securities. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Changes in Interest Rates -- the value of the convertible and debt securities held by the Fund may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in securities with intermediate and long terms to maturity. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive to interest rate changes than a fixed rate corporate bond.

Credit Risk -- the Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. This Fund may be subject to more credit risk than many bond funds, because the convertible securities and debt securities in which it invests may be lower-rated securities.

Inability to Sell Securities -- convertible securities and lower rated debt may be less liquid than other investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Securities Lending -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

32     Pilgrim Convertible Fund

                                                        PILGRIM CONVERTIBLE FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance before and after income taxes is not an indication of future performance.

                      Year by Year Total Returns (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                         -8.23   21.67   20.29   22.58   20.86   50.20   -9.03

----------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) ING Pilgrim Investments, LLC has been the Fund's investment adviser since May 24, 1999; however, prior to October 1, 2000, the Fund was advised by a sub-adviser.

            Best and worst quarterly performance during this period:
                            3rd quarter 1997:  14.44%
                            4th quarter 2000: -16.02%

            The Fund's year-to-date total return as of June 30, 2001:
                                     -6.25%

                          Average Annual Total Returns
                    (For the periods ended December 31, 2000)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the First Boston Convertible Index. The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                       5 Years                  10 Years
                                                       1 Year     (or Life of Class)     (or Life of Class)(1)
                                                       ------     ------------------     ---------------------
Class A Return Before Taxes(2)                        -14.26%           18.07%                   16.04%
Class A Return After Taxes on Distributions(2)        -20.26%           13.81%                   12.45%
Class A Return After Taxes on Distributions
 and Sale of Fund Shares(2)                            -6.98%           13.51%                   12.03%
Class B Return Before Taxes(3)                        -13.08%           18.65%                   19.34%
Class C Return Before Taxes(4)                        -10.18%           18.76%                   16.19%
First Boston Convertible Index (reflects no
 deduction for fees, expenses or taxes)(5)             -7.83%           13.21%                   12.23%(6)

----------
(1) Classes A and C commenced operations on April 19, 1993. Class B commenced operations on May 31, 1995.
(2)  Reflects deduction of sales charge of 5.75%.
(3) Reflects deduction of deferred sales charge of 5%, 2% and 1%, respectively, for 1 year, 5 year and since inception returns.
(4)  Reflects deduction of deferred sales charge of 1% for 1-year return.
(5) The First Boston Convertible Index is an unmanaged index that measures the performance of a universe of convertible securities that are similar, but not identical, to those in the Fund's portfolio.
(6) Index return since April 19, 1993 (inception date of Class A and Class C) is 12.23%, and the return since May 31, 1995 (the inception date of Class
     B) is 13.86%.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 Pilgrim Convertible Fund     33

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund. The tables that follow show the fees and expenses for each of the Pilgrim Funds.

Fees You Pay Directly

                                                  Class A      Class B      Class C(1)      Class M(1)      Class T(2)
                                                  -------      -------      ----------      ----------      ----------
Maximum sales charge on your  investment
 (as a % of offering price) %
Equity Funds and Equity & Income Funds            5.75(3)      none           none            3.50(3)         none
Maximum deferred sales charge (as a % of
 purchase or sales price, whichever is less)
Equity Funds and Equity & Income Funds            none(4)      5.00(5)        1.00(6)         none            4.00(7)

----------
(1)  Not all Funds offer Classes C and M. Please see page 39.
(2) Class T shares are available only for certain exchanges or reinvestment of dividends. Please see page 39.
(3)  Reduced for purchases of $50,000 and over. Please see page 40.
(4) A contingent deferred sales charge of no more than 1% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. Please see page 40.
(5) Imposed upon redemption within 6 years from purchase. The fee has scheduled reductions after the first year. Please see page 40.
(6)  Imposed upon redemption within 1 year from purchase. Please see page 40.
(7) Imposed upon redemption within 4 years from purchase. The fee has scheduled reductions after the first year. Please see page 40.

Operating Expenses Paid Each Year
by the Funds(1)
(as a % of average net assets)

Class A

                                               Distribution                     Total
                                               and Service                       Fund            Waivers
                                  Management     (12b-1)       Other           Operating           and                Net
Fund                                 Fee           Fees       Expenses         Expenses     Reimbursements(2)(3)   Expenses
----                                 ---           ----       --------         --------     --------------------   --------
MagnaCap(4)                 %        0.72          0.30         0.28 (5)         1.30 (5)            --               1.30 (5)
Growth and Income(4)        %        0.63          0.25         0.54 (6)(10)     1.42 (6)            --               1.42 (6)
Research Enhanced Index     %        0.70          0.30         0.45 (10)        1.45                --               1.45
Tax Efficient Equity        %        0.80          0.35         0.63 (10)        1.78             -0.38               1.40
Growth Opportunities        %        0.95          0.30         0.48 (10)        1.73                --               1.73
LargeCap Growth(4)          %        0.73          0.35         0.38 (7)         1.46 (7)            --               1.46 (7)
MidCap Opportunities(4)     %        1.00          0.30         0.67 (8)(10)     1.97 (8)            --               1.97 (8)
MidCap Growth               %        0.75          0.35         0.34             1.44              0.01 (11)          1.45
Growth + Value              %        1.00          0.30         0.47 (10)        1.77                --               1.77
SmallCap Opportunities(4)   %        1.00          0.30         0.36 (9)(10)     1.66 (9)            --               1.66 (9)
SmallCap Growth             %        1.00          0.35         0.37             1.72              0.01 (11)          1.73
Financial Services          %        0.73          0.25         0.44             1.42                --               1.42
Internet                    %        1.25          0.35         1.03 (10)        2.63             -1.01               1.62
Balanced                    %        0.75          0.35         0.43             1.53             -0.21               1.32
Convertible                 %        0.75          0.35         0.31             1.41              0.01 (11)          1.42

34     What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

Operating Expenses Paid Each Year
by the Funds(1)
(as a % of average net assets)

Class B


                                               Distribution                     Total
                                               and Service                       Fund            Waivers
                                  Management     (12b-1)       Other           Operating           and             Net
Fund                                 Fee           Fees       Expenses         Expenses     Reimbursements(2)   Expenses
----                                 ---           ----       --------         --------     -----------------   --------
MagnaCap(4)                 %        0.72          1.00         0.28 (5)         2.00 (5)            --            2.00 (5)
Growth and Income(4)        %        0.63          1.00         0.54 (6)(10)     2.17 (6)            --            2.17 (6)
Research Enhanced Index     %        0.70          1.00         0.45 (10)        2.15                --            2.15
Tax Efficient Equity        %        0.80          1.00         0.63 (10)        2.43             -0.38            2.05
Growth Opportunities        %        0.95          1.00         0.48 (10)        2.43                --            2.43
LargeCap Growth(4)          %        0.73          1.00         0.38 (7)         2.11 (7)            --            2.11 (7)
MidCap Opportunities(4)     %        1.00          1.00         0.67 (8)(10)     2.67 (8)            --            2.67 (8)
MidCap Growth               %        0.75          1.00         0.34             2.09              0.01 (11)       2.10
Growth + Value              %        1.00          1.00         0.47 (10)        2.47                --            2.47
SmallCap Opportunities(4)   %        1.00          1.00         0.36 (9)(10)     2.36 (9)            --            2.36 (9)
SmallCap Growth             %        1.00          1.00         0.37             2.37              0.01 (11)       2.38
Financial Services          %        0.73          1.00         0.44             2.17                --            2.17
Internet                    %        1.25          1.00         1.03 (10)        3.28             -0.96            2.32
Balanced                    %        0.75          1.00         0.43             2.18             -0.21            1.97
Convertible                 %        0.75          1.00         0.31             2.06              0.01 (11)       2.07

Class C

                                               Distribution                     Total
                                               and Service                       Fund            Waivers
                                  Management     (12b-1)       Other           Operating           and             Net
Fund                                 Fee           Fees       Expenses         Expenses     Reimbursements(2)   Expenses
----                                 ---           ----       --------         --------     -----------------   --------
MagnaCap(4)                 %        0.72          1.00         0.28 (5)         2.00 (5)            --            2.00 (5)
Growth and Income(4)        %        0.63          1.00         0.54 (6)(10)     2.17 (6)            --            2.17 (6)
Research Enhanced Index     %        0.70          1.00         0.45 (10)        2.15                --            2.15
Tax Efficient Equity        %        0.80          1.00         0.63 (10)        2.43             -0.38            2.05
Growth Opportunities        %        0.95          1.00         0.48 (10)        2.43                --            2.43
LargeCap Growth(4)          %        0.73          1.00         0.38 (7)         2.11 (7)            --            2.11 (7)
MidCap Opportunities(4)     %        1.00          1.00         0.67 (8)(10)     2.67 (8)            --            2.67 (8)
MidCap Growth               %        0.75          1.00         0.34             2.09              0.01 (11)       2.10
Growth + Value              %        1.00          1.00         0.47 (10)        2.47                --            2.47
SmallCap Opportunities(4)   %        1.00          1.00         0.36 (9)(10)     2.36 (9)            --            2.36 (9)
SmallCap Growth             %        1.00          1.00         0.37             2.37              0.01 (11)       2.38
Internet                    %        1.25          1.00         1.03 (10)        3.28             -0.96            2.32
Balanced                    %        0.75          1.00         0.43             2.18             -0.21            1.97
Convertible                 %        0.75          1.00         0.31             2.06              0.01 (11)       2.07

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                   What You Pay to Invest     35

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

Operating Expenses Paid Each Year
by the Funds(1)
(as a % of average net assets)

Class M

                                               Distribution                     Total
                                               and Service                       Fund            Waivers
                                  Management     (12b-1)       Other           Operating           and             Net
Fund                                 Fee           Fees       Expenses         Expenses     Reimbursements(2)   Expenses
----                                 ---           ----       --------         --------     -----------------   --------
MagnaCap(4)                 %        0.72          0.75         0.28 (5)         1.75 (5)            --            1.75 (5)

Class T

                                               Distribution                     Total
                                               and Service                       Fund            Waivers
                                  Management     (12b-1)       Other           Operating           and             Net
Fund                                 Fee           Fees       Expenses         Expenses     Reimbursements(2)   Expenses
----                                 ---           ----       --------         --------     -----------------   --------
Growth Opportunities        %        0.95          0.95         0.48 (10)        2.38                --            2.38
SmallCap Opportunities(4)   %        1.00          0.95         0.36 (9)(10)     2.31 (9)            --            2.31 (9)
Balanced                    %        0.75          0.75         0.43             1.93              -0.21           1.72

----------
(1) These tables show the estimated operating expenses for each Fund by class as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Fund's actual operating expenses for its most recent complete fiscal year, as adjusted for contractual changes, and fee waivers to which the Adviser has agreed for each Fund.
(2) ING Pilgrim Investments has entered into written expense limitation agreements with each Fund which it advises except MagnaCap, Financial Services, Research Enhanced Index, Growth Opportunities, MidCap Opportunities, Growth + Value, and SmallCap Opportunities, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Pilgrim Investments within three years. The amount of each Fund's expenses waived or reimbursed during the last fiscal year by ING Pilgrim Investments is shown under the heading "Waivers and Reimbursements". For each Fund, except the Tax Efficient Equity and Internet Funds, the expense limit will continue through at least October 31, 2001. For the Tax Efficient Equity and Internet Funds, the expense limit will continue through at least February 28, 2002. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless the Adviser provides written notice of the termination of the expense limitation agreement at least 30 days prior to the end of the then current term or upon termination of the investment management agreement.
(3) This includes a waiver of 0.10% of Distribution Fee for Tax Efficient Equity and Internet Funds for Class A only.
(4) Effective February 23, 2001 and March 23, 2001, certain funds merged with MagnaCap, Growth and Income, LargeCap Growth, MidCap Opportunities and SmallCap Opportunities Funds. It is expected that as a result of the mergers, operating expenses will be lower than the operating expenses prior to the mergers.
(5) Excludes one-time merger fees of 0.01%, 0.01%, 0.01% and 0.01% for Class A, B, C and M, respectively, incurred in connection with the merger of another investment company into Pilgrim MagnaCap Fund.
(6) Excludes one-time merger fees of 0.06%, 0.06% and 0.06% for Class A, B and C, respectively, incurred in connection with the merger of another investment company into Pilgrim Growth and Income Fund.
(7) Excludes one-time merger fees of 0.01%, 0.01% and 0.01% for Class A, B and C, respectively, incurred in connection with the merger of another investment company into Pilgrim LargeCap Growth Fund.
(8) Excludes one-time merger fees of 0.09%, 0.09% and 0.09% for Class A, B and C, respectively, incurred in connection with the merger of another investment company into Pilgrim MidCap Opportunities Fund.
(9) Excludes one-time merger fees of 0.03%, 0.03%, 0.03% and 0.03% for Class A, B, C and T, respectively, incurred in connection with the merger of another investment company into Pilgrim SmallCap Opportunities Fund.
(10) ING Pilgrim Group, LLC receives an annual administration fee equal to 0.10% of average daily net assets.
(11) Amount recouped by ING Pilgrim Investments, LLC pursuant to the Expense Limitation Agreement between the Fund and ING Pilgrim Investments, LLC.

36     What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

Examples

The examples that follow are intended to help you compare the cost of investing in the Pilgrim Funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.


Class A

Fund                               1 year    3 years    5 years    10 years
----                               ------    -------    -------    --------
MagnaCap                     $       700        963      1,247       2,053
Growth and Income            $       711        999      1,307       2,179
Research Enhanced Index      $       714      1,007      1,322       2,210
Tax Efficient Equity         $       745      1,103      1,484       2,549
Growth Opportunities         $       741      1,089      1,460       2,499
LargeCap Growth              $       715      1,010      1,327       2,221
MidCap Opportunities         $       763      1,158      1,576       2,739
MidCap Growth                $       713      1,004      1,317       2,200
Growth + Value               $       745      1,100      1,479       2,539
SmallCap Opportunities       $       734      1,068      1,425       2,427
SmallCap Growth              $       740      1,086      1,455       2,488
Financial Services           $       711        999      1,307       2,179
Internet                     $       826      1,345      1,890       3,368
Balanced                     $       722      1,031      1,361       2,294
Convertible                  $       710        996      1,302       2,169

Class B

                                           If you sell your shares                   If you don't sell your shares
                                   ----------------------------------------    ----------------------------------------
Fund                               1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
----                               ------    -------    -------    --------    ------    -------    -------    --------
MagnaCap                      $      703        927      1,278       2,147       203        627      1,078       2,147
Growth and Income             $      720        979      1,364       2,313       220        679      1,164       2,313
Research Enhanced Index       $      718        973      1,354       2,305       218        673      1,154       2,305
Tax Efficient Equity          $      746      1,058      1,496       2,606       246        758      1,296       2,606
Growth Opportunities          $      746      1,058      1,496       2,593       246        758      1,296       2,593
LargeCap Growth               $      714        961      1,334       2,276       214        661      1,134       2,276
MidCap Opportunities          $      770      1,129      1,615       2,834       270        829      1,415       2,834
MidCap Growth                 $      712        955      1,324       2,255       212        655      1,124       2,255
Growth + Value                $      750      1,070      1,516       2,634       250        770      1,316       2,634
SmallCap Opportunities        $      739      1,036      1,460       2,522       239        736      1,260       2,522
SmallCap Growth               $      740      1,039      1,465       2,545       240        739      1,265       2,545
Financial Services            $      720        979      1,364       2,313       220        679      1,164       2,313
Internet                      $      831      1,310      1,912       3,429       331      1,010      1,712       3,429
Balanced                      $      721        982      1,369       2,349       221        682      1,169       2,349
Convertible                   $      709        946      1,308       2,223       209        646      1,108       2,223

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                   What You Pay to Invest     37

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

Examples

Class C

                                           If you sell your shares                   If you don't sell your shares
                                   ----------------------------------------    ----------------------------------------
Fund                               1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
----                               ------    -------    -------    --------    ------    -------    -------    --------
MagnaCap                      $      303        627      1,078       2,327       203        627      1,078       2,327
Growth and Income             $      320        679      1,164       2,506       220        679      1,164       2,506
Research Enhanced Index       $      318        673      1,154       2,483       218        673      1,154       2,483
Tax Efficient Equity          $      346        758      1,296       2,766       246        758      1,296       2,766
Growth Opportunities          $      346        758      1,296       2,766       246        758      1,296       2,766
LargeCap Growth               $      314        661      1,134       2,441       214        661      1,134       2,441
MidCap Opportunities          $      370        829      1,415       3,003       270        829      1,415       3,003
MidCap Growth                 $      312        655      1,124       2,421       212        655      1,124       2,421
Growth + Value                $      350        770      1,316       2,806       250        770      1,316       2,806
SmallCap Opportunities        $      339        736      1,260       2,696       239        736      1,260       2,696
SmallCap Growth               $      340        739      1,265       2,706       240        739      1,265       2,706
Internet                      $      431      1,010      1,712       3,576       331      1,010      1,712       3,576
Balanced                      $      321        682      1,169       2,513       221        682      1,169       2,513
Convertible                   $      309        646      1,108       2,390       209        646      1,108       2,390

Class M

Fund                               1 year    3 years    5 years    10 years
----                               ------    -------    -------    --------
MagnaCap                     $       522        882      1,266       2,340

Class T

                                           If you sell your shares                   If you don't sell your shares
                                   ----------------------------------------    ----------------------------------------
Fund                               1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
----                               ------    -------    -------    --------    ------    -------    -------    --------
Growth Opportunities          $      641        942      1,270       2,555       241        742      1,270       2,555
SmallCap Opportunities        $      634        921      1,235       2,483       234        721      1,235       2,483
Balanced                      $      596        806      1,042       2,150       196        606      1,042       2,150

38     What You Pay to Invest

CHOOSING A SHARE CLASS                                         SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

PILGRIM PURCHASE OPTIONS(TM)

Depending upon the Fund, you may select from up to five separate classes of shares: Class A, Class B, Class C, Class M and Class T.

Class A

*    Front-end sales charge, as described on the next page.
*    Distribution and service (12b-1) fees of 0.25% to 0.35% (varies by Fund).

Class B

*    No front-end sales charge; all your money goes to work for you right away.
*    Distribution and service (12b-1) fees of 1%.
*    A contingent deferred sales charge, as described on the next page.
* Automatic conversion to Class A shares after eight years, thus reducing future annual expenses. Class B shares acquired initially through Funds that were part of the Nicholas-Applegate Mutual Funds at the time of purchase will convert after seven years from the date of original purchase.

Class C

*    No front-end sales charge; all your money goes to work for you right away.
*    Distribution and service (12b-1) fees of 1%.
* A 1% contingent deferred sales charge on shares sold within one year of purchase.
* No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.
*    Not offered by Financial Services Fund.

Class M

*    Lower front-end sales charge than Class A, as described on the next page.
*    Distribution and service (12b-1) fees of 0.75%.
* No automatic conversion to Class A shares, so annual expenses continue at the Class M level throughout the life of your investment.
*    Offered only by MagnaCap Fund.

Class T

* No longer available for purchase, unless you are investing income earned on Class T shares or exchanging Class T shares of another Fund.
*    Distribution and service (12b-1) fees of 0.75 to 0.95% (varies by Fund).
*    A contingent deferred sales charge, as described on the next page.
* Automatic conversion to Class A shares after 8 years, thus reducing future annual expenses.
* Offered only by Growth Opportunities Fund, SmallCap Opportunities Fund and Balanced Fund.

When choosing between classes, you should carefully consider the ongoing annual expenses along with the initial sales charge or the contingent deferred sales charge. The relative impact of the initial sales charges and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B and Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A or Class M shares. Orders for Class B shares and Class M shares in excess of $250,000 and $1,000,000, respectively, will be accepted as orders for Class A shares or declined. You should discuss which Class of shares is right for you with your investment professional.

Distribution and Shareholder Service Fees

To pay for the cost of promoting the Funds and servicing your shareholder account, each class of each Fund has adopted a Rule 12b-1 plan which requires fees to be paid out of the assets of each class. Over time the fees will increase your cost of investing and may exceed the cost of paying other types of sales charges.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                        Shareholder Guide     39

SHAREHOLDER GUIDE                                         CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------

SALES CHARGE CALCULATION

Class A(1)

Class A shares of the Funds are sold subject to the following sales charge:

                                      U.S. Equity Funds and
                                      Equity & Income Funds
                                      ---------------------
                                         As a %    As a %
                                         of the    of net
                                        offering    asset
Your Investment                          price      value
---------------                          -----      -----
Less than $50,000                         5.75       6.10
$50,000 - $99,999                         4.50       4.71
$100,000 - $249,999                       3.50       3.63
$250,000 - $499,999                       2.50       2.56
$500,000 - $1,000,000                     2.00       2.04
$1,000,000 and over                          See below

----------
(1) Shareholders that purchased funds that were a part of the Lexington family of funds at the time of purchase are not subject to sales charges for the life of their account.

Investments of $1 Million or More. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, the shares will be subject to a contingent deferred sales charge if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:

                                           Period during which
Your investment                 CDSC           CDSC applies
---------------                 ----           ------------
$1,000,000 - $2,499,999         1.00%            2 years
$2,500,000 - $4,999,999         0.50%            1 year
$5,000,000 and over             0.25%            1 year

However, Class A shares that were purchased in an amount of $1 million or more through Funds that were part of the Nicholas-Applegate Mutual Funds at the time of purchase will be subject to a contingent deferred sales charge of 1% within one year from the date of purchase.

Class A shares that were purchased in an amount of $1 million or more through funds that were part of the Northstar family of funds and the ING family of funds at the time of purchase may be subject to a different contingent deferred sales charge period of 18 months and 12 months, respectively, from the date of purchase. See the SAI for further information.

Class B, Class C and Class T

Class B, Class C and Class T shares are offered at their net asset value per share without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares that you sell within a certain period of time after you bought them. The amount of the CDSC is based on the lesser of the net asset value of the shares at the time of purchase or redemption. There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions. The CDSCs are as follows:

Class B Deferred Sales Charge(2)

                                 CDSC on shares
Years after purchase               being sold
--------------------               ----------
 1st year                               5%
 2nd year                               4%
 3rd year                               3%
 4th year                               3%
 5th year                               2%
 6th year                               1%
 After 6th year                       none

----------
(2) Class B shares that were purchased through funds that were part of the Northstar family of funds at the time of purchase are subject to a different contingent deferred sales charge. Please see the SAI for further information.

Class C Deferred Sales Charge

                                 CDSC on shares
Years after purchase               being sold
--------------------               ----------
 1st year                               1%
 After 1st year                       none

Class T Deferred Sales Charge

                                 CDSC on shares
Years after purchase               being sold
--------------------               ----------
 1st year                               4%
 2nd year                               3%
 3rd year                               2%
 4th year                               1%
 After 4th year                       none

To keep your CDSC as low as possible, each time you place a request to redeem shares the Funds will first redeem shares in your account that are not subject to a CDSC, and then will sell shares that have the lowest CDSC.

Class M

Class M shares of the Funds are sold subject to the following sales charge.

                                          MagnaCap Fund
                                        -----------------
                                         As a %    As a %
                                         of the    of net
                                        offering    asset
Your Investment                          price      value
---------------                          -----      -----
Less than $50,000                        3.50%      3.63%
$50,000 - $99,999                        2.50%      2.56%
$100,000 - $249,999                      1.50%      1.52%
$250,000 - $499,999                      1.00%      1.01%
$500,000 and over                        none       none

40     Shareholder Guide

CHOOSING A SHARE CLASS                                         SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

Sales Charge Reductions and Waivers

Reduced Sales Charges. You may reduce the initial sales charge on a purchase of Class A or Class M shares of the Funds by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules. You may do this by:

* Letter of Intent -- lets you purchase shares over a 13 month period and pay the same sales charge as if the shares had all been purchased at once.

* Rights of Accumulation -- lets you add the value of shares of any open-end Pilgrim Fund (excluding the Pilgrim Money Market and ING Pilgrim Money Market Funds and the Lexington Money Market Trust) you already own to the amount of your next purchase for purposes of calculating the sales charge.

* Combination Privilege -- shares held by investors in the Pilgrim Funds which impose a CDSC may be combined with Class A or Class M shares for a reduced sales charge.

See the Account Application or the SAI for details, or contact your financial representative or the Shareholder Servicing Agent for more information.

CDSC Waivers. If you notify the Transfer Agent at the time of redemption, the CDSC for each Class will be waived in the following cases:

* Redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

* For Class B and Class C Shares, redemptions pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

* Mandatory distributions from a tax-deferred retirement plan or an IRA. However, if you purchased shares that were part of the Nicholas-Applegate Mutual Funds, you may be eligible for a CDSC waiver prior to the mandatory distribution age.

* If you think you may be eligible for a CDSC waiver, contact your financial representative or the Shareholder Servicing Agent.

Reinstatement Privilege. If you sell Class B, Class C or Class T shares of a Pilgrim Fund, you may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B, Class C and Class T shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your financial representative or the Shareholder Servicing Agent. Consult the SAI for more information.

Sales Charge Waivers. Class A or Class M shares may be purchased without a sales charge by certain individuals and institutions. For additional information, contact the Shareholder Servicing Agent, or see the SAI.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                        Shareholder Guide     41

SHAREHOLDER GUIDE                                         HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

The minimum initial investment amounts for the Pilgrim Funds are as follows:

*    Non-retirement accounts: $1,000

*    Retirement accounts: $250

* Pre-Authorized Investment Plan: $100 to open; you must invest at least $100 a month.

The minimum additional investment is $100.

Make your investment using the table on the right.

The Funds and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S.
bank) will not be accepted. The Pilgrim Funds reserve the right to waive minimum investment amounts. The Funds reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000 ($250 for IRAs).

Retirement Plans

The Funds have available prototype qualified retirement plans for both corporations and for self-employed individuals. They also have available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust Co. (SSB) acts as the custodian under these plans. For further information, contact the Shareholder Servicing Agent at (800) 992-0180. SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.

                        Initial                Additional
   Method             Investment               Investment
   ------             ----------               ----------
By Contacting      An investment
Your               professional with an
Investment         authorized firm
Professional       can help you establish
                   and maintain your
                   account.

By Mail            Visit or consult an      Visit or consult an
                   investment               investment
                   professional. Make       professional. Fill out
                   your check payable       the Account
                   to the Pilgrim Funds     Additions form
                   and mail it, along       included on the
                   with a completed         bottom of your
                   Application. Please      account statement
                   indicate your            along with your
                   investment               check payable to the
                   professional on the      Fund and mail them
                   New Account              to the address on the
                   Application.             account statement.
                                            Remember to write
                                            your account number
                                            on the check.

By Wire            Call the ING Pilgrim     Wire the funds in the
                   Operations               same manner
                   Department at (800)      described under
                   336-3436 to obtain       "Initial Investment."
                   an account number
                   and indicate your
                   investment
                   professional on the
                   account.
                   Instruct your bank to
                   wire funds to the
                   Fund in the care of:

                   State Street Bank
                   and Trust Company
                   ABA #101003621
                   Kansas City, MO
                   credit to: ___________
                   (the Fund)
                   A/C #751-8315; for
                   further credit
                   to: __________________
                   Shareholder
                   A/C #_________________
                   (A/C # you received
                   over the telephone)
                   Shareholder Name:
                   ______________________
                   (Your Name Here)

                   After wiring funds
                   you must complete
                   the Account
                   Application and send
                   it to:

                   Pilgrim Funds
                   P.O. Box 219368
                   Kansas City, MO
                   64121-9368

42     Shareholder Guide

HOW TO REDEEM SHARES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

You may redeem shares using the table on the right.

Under unusual circumstances, a Fund may suspend the right of redemption as allowed by federal securities laws.

Systematic Withdrawal Plan

You may elect to make periodic withdrawals from your account on a regular basis.

*    Your account must have a current value of at least $10,000.

*    Minimum withdrawal amount is $100.

*    You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Servicing Agent, see the Account Application or the SAI.

Payments

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the U.S. Securities and Exchange Commission. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

Each Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, a Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

       Method                                   Procedures
       ------                                   ----------
By Contacting Your            You may redeem by contacting your investment
Investment Professional       professional. Investment professionals may charge
                              for their services in connection with your redemption request, but neither the Fund nor the Distributor imposes any such charge.

By Mail Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:

                              Pilgrim Funds
                              P.O. Box 219368
                              Kansas City, MO 64121-9368

                              If certificated shares have been issued, the certificate must accompany the written request. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certification is provided on the Account Application. A signature guarantee may be required.

By Telephone --               You may redeem shares by telephone on all accounts
Expedited Redemption          other than retirement accounts, unless you check
                              the box on the Account Application which signifies that you do not wish to use telephone redemptions.
                              To redeem by telephone, call the Shareholder
                              Servicing Agent at (800) 992-0180.

                              Receiving Proceeds By Check:

                              You may have redemption proceeds (up to a maximum of $100,000) mailed to an address which has been on record with Pilgrim Funds for at least 30 days.

                              Receiving Proceeds By Wire:

                              You may have redemption proceeds (subject to a minimum of $5,000) wired to your pre-designated bank account. You will not be able to receive redemption proceeds by wire unless you check the box on the Account Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check. Under normal circumstances, proceeds will be transmitted to your bank on the business day following receipt of your instructions, provided redemptions may be made. In the event that share certificates have been issued, you may not request a wire redemption by telephone.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                        Shareholder Guide     43

SHAREHOLDER GUIDE                                           TRANSACTION POLICIES
--------------------------------------------------------------------------------

Net Asset Value

The net asset value (NAV) per share for each Fund and class is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of each class of each Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when the Funds do not price shares, the NAV of a Fund that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Directors or Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

Price of Shares

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable deferred sales charge. Exchange orders are effected at NAV.

Execution of Requests

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.

Telephone Orders

The Funds and their Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Funds and their Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Funds and their Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

Exchanges

You may exchange shares of a Fund for shares of the same class of any other Pilgrim Fund, except for Lexington Money Market Trust and Pilgrim Corporate Leaders Trust Fund, without paying any additional sales charge, except that Class A shares of the Pilgrim Money Market and ING Pilgrim Money Market Funds for which no sales charge was paid must pay the applicable sales load on an exchange into Class A shares of another Fund. In addition, Class T shares of any Fund may be exchanged for Class B shares of the Pilgrim Money Market and ING Pilgrim Money Market Funds. Shares subject to a CDSC will continue to age from the date that the original shares were purchased. If you exchange shares of a Fund that at the time you acquired the shares was a Nicholas-Applegate Mutual Fund, the shares you receive on the exchange will be subject to the current CDSC structure and conversion rights of the Fund being acquired, although the shares will continue to age for CDSC and conversion purposes from the date the original shares were acquired. You should review the prospectus of the Pilgrim Fund you intend to exchange into before exchanging your shares.

If you exchange into Pilgrim Senior Income Fund, your ability to sell or liquidate your investment will be limited. Pilgrim Senior Income Fund, is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for the fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, the fund will normally make quarterly repurchase offers for 5% of its outstanding common shares. If more than 5% of the fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one quarter. You also would not have liquidity between these quarterly repurchase dates. Investors exercising the exchange privilege with Pilgrim Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the Pilgrim Senior Income Fund prospectus or any other Pilgrim Fund prospectus by calling (800) 992-0180.

44     Shareholder Guide

TRANSACTION POLICIES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

The total value of shares being exchanged must at least equal the minimum investment requirement of the Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Funds are intended for long-term investment and not as a short-term trading vehicle. The Adviser may prohibit excessive exchanges (more than four per year). The Adviser also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges.

You will automatically have the ability to request an exchange by calling the Shareholder Service Agent unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. A Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholders.

CDSC on Exchange to Pilgrim Senior Income Fund

You are not required to pay an applicable CDSC upon an exchange from any Pilgrim Fund described in this prospectus to the Pilgrim Senior Income Fund. However, if you exchange into Pilgrim Senior Income Fund and subsequently offer your common shares for repurchase by that fund, the CDSC will apply from the original Pilgrim Fund from which you exchanged. The time period for application of the CDSC will be calculated based on the first date you acquired your shares in the original Pilgrim Fund.

Systematic Exchange Privilege

With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end Pilgrim Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.

Small Accounts

Due to the relatively high cost of handling small investments, the Funds reserve the right upon 30 days' written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000, other than as a result of a decline in the NAV per share.

Account Access

Unless your Pilgrim shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your acount information over the internet at www.pilgrimfunds.com, or via a touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Service Representative, you may call the toll-free number listed above and select Option 2.

Privacy Policy

You may review the Fund's policy concerning investor privacy over the internet at www.pilgrimfunds.com, or you may obtain a copy of the policy by calling (800) 992-0180 and selecting Option 1.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                        Shareholder Guide     45

MANAGEMENT OF THE FUNDS                                                  ADVISER
--------------------------------------------------------------------------------

ING Pilgrim Investments, LLC. (ING Pilgrim) a Delaware limited liability company serves as the investment adviser to each of the Funds. ING Pilgrim has overall responsibility for the management of the Funds. ING Pilgrim provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

Organized in December 1994, ING Pilgrim is registered as an investment adviser. ING Pilgrim is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) (ING Group). ING Group is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with almost 100,000 employees.

Prior to April 30, 2001, ING Mutual Funds Management Co. LLC (IMFC) served as investment adviser to certain of the Funds. On April 30, 2001, IMFC, an indirect wholly-owned subsidiary of ING Group that had been under common control with ING Pilgrim Investments, merged with ING Pilgrim Investments.

As of June 30, 2001, ING Pilgrim managed over $18.4 billion in assets.

ING Pilgrim's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Pilgrim receives a monthly fee for its services based on the average daily net assets of each of the Funds.

The following table shows the aggregate annual management fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:

                                                                    Management
Fund                                                                    Fee
----                                                                    ---
MagnaCap                                                               0.72%
Growth and Income                                                      0.63
Research Enhanced Index                                                0.70
Tax Efficient Equity                                                   0.80
Growth Opportunities                                                   0.95
LargeCap Growth                                                        0.73
MidCap Opportunities                                                   1.00
MidCap Growth                                                          0.75
Growth + Value                                                         1.00
SmallCap Opportunities                                                 1.00
SmallCap Growth                                                        1.00
Financial Services                                                     0.73
Internet                                                               1.25
Balanced                                                               0.75
Convertible                                                            0.75

ING Pilgrim Directly Manages the Portfolios of the Following Funds:

Growth Opportunities Fund, LargeCap Growth Fund, MidCap Opportunities Fund and MidCap Growth Fund.

The following individuals share responsibility for the day-to-day management of the Growth Opportunities Fund, LargeCap Growth Fund, MidCap Opportunities Fund and MidCap Growth Fund.

Mary Lisanti, Executive Vice President and Chief Investment Officer -- Domestic Equities of ING Pilgrim, has served as a Senior Portfolio Manager of MidCap Opportunities Fund since the fund was formed in August 1998, Growth Opportunities Fund since November 1998, MidCap Growth Fund since April 2000, and LargeCap Growth Fund since October 2000. Prior to joining ING Pilgrim in October 1999, Ms. Lisanti was Executive Vice President and Chief Investment Officer -- Domestic Equities with Northstar Investment Management Corp., which subsequently merged into ING Pilgrim. From 1996 to 1998, Ms. Lisanti was a Portfolio Manager at Strong Capital Management. From 1993 to 1996, Ms. Lisanti was a Managing Director and Head of Small- and Mid-Capitalization Equity Strategies at Bankers Trust Corp.

Jeffrey Bernstein, Senior Vice President of ING Pilgrim, has served as a Senior Portfolio Manager of MidCap Opportunities Fund since the fund was formed in August 1998, Growth Opportunities Fund since November 1998, and MidCap Growth Fund since April 2000. Mr. Bernstein has served as Co-Portfolio Manager of LargeCap Growth Fund since January 2001. Prior to joining ING Pilgrim in October 1999, Mr. Bernstein was a portfolio manager at Northstar Investment Management Corp., which subsequently merged into ING Pilgrim. Prior to May 1998, Mr. Bernstein was a Portfolio Manager at Strong Capital Management. From 1995 to 1997, Mr. Bernstein was a Portfolio Manager at Berkeley Capital.

SmallCap Opportunities Fund and SmallCap Growth Fund

Mary Lisanti, whose background is described above, has served as a manager of the SmallCap Opportunities Fund since July 1998 and SmallCap Growth Fund since April 2000.

Growth and Income Fund

Thomas Jackson, Senior Vice President and Senior Portfolio Manager for value equity strategies at ING Pilgrim, has served as Portfolio Manager of Growth and Income Fund since June 2001. Prior to joining ING Pilgrim in June 2001, Mr. Jackson was a Managing Director at Prudential Investments (April 1990 through December 2000). Prior to April 1990, Mr. Jackson was Co-Chief Investment Officer and Managing Director at Century Capital Associates and Red Oak Advisors Inc.

46     Management of the Funds

ADVISER                                                  MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

Financial Services Fund

The following individuals share responsibility for the day-to-day management of the Financial Services Fund:

Robert M. Kloss, Vice President of ING Pilgrim, has served as Co-Portfolio Manager of Financial Services Fund since January 2001. Mr. Kloss has served as an Equity Analyst and Portfolio Manager for ING Pilgrim since 1998. >From 1995 to 1998, he served as a Product Manager for the Pilgrim America Masters Series funds. Prior to 1995, Mr. Kloss was Vice President for Financial Planning at Express America Holdings, Corp., which subsequently acquired ING Pilgrim's predecessor (Pilgrim America Investments, Inc.). Mr. Kloss has also served as a principal with Phoenix Strategies, and as a Vice President of Operations and Vice President and Vice President and Director of Financial Planning for Wells Fargo Credit Corporation.

Steven L. Rayner, Vice President of ING Pilgrim, has served as Co-Portfolio Manager of Financial Services Fund since January 2001. Mr. Rayner has served as Equity Analyst for the Financial Services Fund since June 1995. Mr. Rayner held the same position at ING Pilgrim's predecessor (Pilgrim America Investments, Inc.) from 1993 to 1994. Mr. Rayner holds the professional designations of Chartered Financial Analyst and Certified Public Accountant.

Mary Lisanti, Executive Vice President and Chief Investment Officer -- Domestic Equities of ING Pilgrim, has oversight for the Fund's strategy.

MagnaCap Fund

Thomas Jackson, whose background is described above, has served as Portfolio Manager of MagnaCap Fund since June 2001.

Howard Kornblue, Senior Vice President and Senior Portfolio Manager for ING Pilgrim, has served as Auxiliary Portfolio Manager of MagnaCap Fund since June 2001. From January 2001 to present, Mr. Kornblue has served as Director of Value Strategies at ING Pilgrim. Mr. Kornblue served as Portfolio Manager of MagnaCap Fund from 1989 until January 2001.

Balanced Fund

The following individuals share responsibility for the day-to-day management of the Balanced Fund:

Thomas Jackson, whose background is described above, has served as Portfolio Manager of the equity portion of the Balanced Fund since June 2001.

Robert K. Kinsey, Vice President and Portfolio Manager, has served as a Portfolio Manager of Balanced Fund since May 24, 1999. Mr. Kinsey manages Balanced Fund's assets that are invested in assets other than high yield debt securities. Prior to joining ING Pilgrim, Mr. Kinsey was a Vice President and Fixed Income Portfolio Manager for Federated Investors from January 1995 to March 1999. From July 1992 to January 1995, Mr. Kinsey was a Principal and Portfolio Manager for Harris Investment Management.

Edwin Schriver, Senior Vice President of ING Pilgrim, has served as a Senior Portfolio Manager of the high yield portion of the Balanced Fund's assets since October 2000. Prior to joining ING Pilgrim, Mr. Schriver was a Senior High Yield Analyst for Dreyfus Corporation since 1998. From 1996 to 1997, Mr. Schriver was the President of Crescent City Research, an investment research and software firm. Prior to 1996, Mr. Schriver was President of an SEC registered investment adviser and held various senior portfolio management positions.

Convertible Fund

Andrew Chow, Vice President of ING Pilgrim, has served as a Portfolio Manager of Convertible Fund since October 1, 2000. Prior to joining ING Pilgrim, Mr. Chow was the portfolio manager of the Conseco Convertible Securities Fund since 1998. He joined Conseco in 1991 where he was also responsible for managing convertible securities accounts.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                  Management of the Funds     47

MANAGEMENT OF THE FUNDS                                             SUB-ADVISERS
--------------------------------------------------------------------------------

SUB-ADVISERS

For the following Funds, ING Pilgrim has engaged a Sub-Adviser to provide the day-to-day management of the Fund's portfolio. The Sub-Advisers are among the most respected institutional investment advisers in the world, and have been selected primarily on the basis of their successful application of a consistent, well-defined, long-term investment approach over a period of several market cycles.

Research Enhanced Index Fund

Aeltus Investment Management, Inc.

Aeltus Investment Management, Inc., (Aeltus) serves as Sub-Adviser to the Pilgrim Research Enhanced Index Fund. Founded in 1972, Aeltus is registered as an investment adviser. Aeltus is an indirect wholly-owned subsidiary of ING Group, and is an affiliate of ING Pilgrim. Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. As of June 30, 2001, Aeltus managed over $41 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.

Hugh T. M. Whelan and Douglas E. Cote share the responsibility for the day-to-day management of the Pilgrim Research Enhanced Index Fund.

Mr. Whelan has served as co-manager of the Pilgrim Research Enhanced Index Fund since August 1, 2001. At Aeltus, he has served as a quantitative equity analyst since 1999. Previously, Mr. Whelan was a quantitative portfolio manager in Aeltus' fixed income group, specializing in corporate securities since 1944.

Mr. Cote has served as co-manager of the Pilgrim Research Enhanced Index Fund since August 1, 2001. At Aeltus, Mr. Cote has been serving as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing quantitative applications for Aeltus' equity department.

Tax Efficient Equity Fund

Delta Asset Management

Delta Asset Management (Delta) serves as Sub-Advisor to the Pilgrim Tax Efficient Equity Fund. Delta is a division of Furman Selz Capital Management LLC
(FSCM) a registered investment adviser. Delta manages over $5 billion for institutions and high net worth individuals. Delta's principal address is 333 South Grand Avenue, Los Angeles, CA 90071.

Mr. Robert Sandroni, Mr. Carl Goldsmith and Ms. Marla K. Ryan have primary responsibility for managing the Fund. Mr. Sandroni and Mr. Goldsmith have been investment professionals with Delta since 1991 and each has over 20 years of investment experience. Ms. Ryan has been an investment professional with Delta since 1998 and has over 10 years of investment experience.

Growth + Value Fund

Navellier Fund Management, Inc.

A registered investment adviser, Navellier Fund Management Inc. (Navellier) serves as Sub-Adviser to the Pilgrim Growth + Value Fund. Navellier and its affiliate, Navellier & Associates, Inc., manage over $5 billion for institutions, pension funds and high net worth individuals. Navellier's principal address is 1 East Liberty, Third Floor, Reno, Nevada 89501.

Louis Navellier has managed the Pilgrim Growth + Value Fund since the Fund was formed in November 1996. Mr. Navellier has over 19 years of investment management experience and is the principal owner of Navellier & Associates, Inc., a registered investment adviser that manages investments for institutions, pension funds and high net worth individuals. Mr. Navellier's investment newsletter, MPT Review, has been published for over 19 years and is widely renowned throughout the investment community.

Internet Fund

ING Investment Management Advisors B.V.

A registered investment adviser, ING Investment Management Advisors B.V. (IIMA) serves as sub-advisor to the Pilgrim Internet Fund. As of December 31, 2000, IIMA manages over $144.4 billion for entities affiliated and unaffiliated with ING Group. IIMA's principal address is Schenkkede 65, 2595 AS The Hague, The Netherlands.

Mr. Guy Uding has primary responsibility for managing the Fund and heads a three-member team of investment professionals. Mr. Uding has been employed by IIMA and its affiliates since 1995 and has five years of investment experience.

48     Management of the Funds

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Dividends

The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends, if any, as follows:

     Annually(1)                Semi-Annually(1)       Quarterly(2)
     -----------                ----------------       ------------
     Research Enhanced          MagnaCap               Balanced
     Index                      Growth and             Convertible
     Tax Efficient Equity       Income
     Growth
     Opportunities
     LargeCap Growth
     MidCap
     Opportunities
     MidCap Growth
     Growth + Value
     SmallCap
     Opportunities
     SmallCap Growth
     Financial Services

     Internet

----------
(1)  Distributions normally expected to consist primarily of capital gains.
(2) Distributions normally expected to consist on an annual basis of a variable combination of capital gains and ordinary income.

Each Fund distributes capital gains, if any, annually.

Dividend Reinvestment

Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by a Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class A, B, C, M or T shares of a Fund invested in another Pilgrim Fund which offers the same class shares. If you are a shareholder of Pilgrim Prime Rate Trust, whose shares are not held in a broker or nominee account, you may, upon written request, elect to have all dividends invested into a pre-existing Class A account of any open-end Pilgrim Fund.

Taxes

The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

Each Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 30.5% (30% in 2002 and 2003) of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                       Dividends, Distributions and Taxes     49
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MORE INFORMATION ABOUT RISKS
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All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Funds, see the Statement of Additional Information (the
SAI).

Many of the investment techniques and strategies discussed in this prospectus and in the SAI are discretionary, which means that the adviser or sub-adviser can decide whether to use them or not. The Funds named below invest in these securities or use these techniques as part of the Fund's principal investment strategy. However, the Adviser or Sub-Adviser of any Fund may also use these investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

PRINCIPAL RISKS

Investments in Foreign Securities (MagnaCap, Balanced, Growth and Income, and Internet Funds). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

Each Fund that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

Inability to Sell Securities (All Funds except MagnaCap, Research Enhanced Index, LargeCap Growth and Financial Services Funds). Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-size U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

High Yield Securities (Balanced and Convertible Funds). Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

Corporate Debt Securities (Balanced and Convertible Funds). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Fund's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

50     More Information About Risks
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One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manager in selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's "interest rate risk" or "volatility." According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Convertible Securities (All Funds except Research Enhanced Index and Growth Opportunities Funds). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

Other Investment Companies (Financial Services and Balanced Funds). Each Fund may invest up to 10% of its assets in other investment companies. When a Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Interests in Loans (Balanced Fund). The Fund may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to the Fund's investment. Many loans are relatively illiquid, and may be difficult to value.

Derivatives (Balanced and Research Enhanced Index Funds). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Funds do not invest in these types of derivatives, and some do, so please check the description of the Fund's policies. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the adviser or sub-adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

Portfolio Turnover. Each Fund (except MagnaCap Fund) is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.

Investments in Small- and Mid-Capitalization Companies (MidCap Opportunities, MidCap Growth, SmallCap Opportunities, SmallCap Growth, Tax Efficient Equity, Financial Services and Internet Funds). The Funds may invest in small and mid capitalization companies. Investments in mid-and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Non-diversified Investment Companies (Internet Fund). Certain Funds are classified as non-diversified investment companies under the 1940 Act, which means that each Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a Fund's assets in the securities of a small number of issuers may cause that Fund's share price to fluctuate more than that of a diversified investment company.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             More Information About Risks     51
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MORE INFORMATION ABOUT RISKS
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Concentration (Financial Services and Internet Funds). Certain Funds
"concentrate" (for purposes of the 1940 Act) their assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, each Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

Lending Portfolio Securities (LargeCap Growth, MidCap Growth, SmallCap Growth, Balanced, and Convertible.) In order to generate additional income, certain Funds may lend portfolio securities in an amount up to 331|M/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

OTHER RISKS

Emerging Markets Investments. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less well developed legal systems; and less reliable custodial services and settlement practices.

U.S. Government Securities. Some U.S. Government agency securities may be subject to varying degrees of credit risk particularly those not backed by the full faith and credit of the United States Government. All U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

Restricted and Illiquid Securities. Each Fund may invest in restricted and illiquid securities (except MagnaCap Fund may not invest in restricted securities). If a security is illiquid, the Fund might be unable to sell the security at a time when the Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Mortgage-Related Securities. Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

Temporary Defensive Strategies. When the Adviser or Sub-Adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Fund invests defensively, it likely will not achieve capital appreciation.

Repurchase Agreements. Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

Borrowing. Certain Funds may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

52     More Information About Risks
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                                                   MORE INFORMATION ABOUT RISKS
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Reverse Repurchase Agreements and Dollar Rolls. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Fund's yield; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.

Short Sales. Certain Funds may make short sales. A "short sale" is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

Pairing Off Transactions. A pairing-off transaction occurs when a Fund commits to purchase a security at a future date, and then the Fund "pairs-off" the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

Percentage and Rating Limitations Unless otherwise stated, the percentage limitations in this prospectus apply at the time of investment.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             More Information About Risks     53

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables on the following pages are intended to help you understand each Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). A report of each Fund's independent auditors, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.

54     Financial Highlights

FINANCIAL HIGHLIGHTS                                       PILGRIM MAGNACAP FUND
--------------------------------------------------------------------------------
The information in the table below has been audited by KPMG LLP, independent auditors.

                                                                                Class A
                                             ------------------------------------------------------------------------------
                                             Eleven Months
                                                 Ended                               Year Ended June 30,
                                                May 31,          ----------------------------------------------------------
                                                2001(4)          2000          1999          1998         1997         1996
                                                -------          ----          ----          ----         ----         ----
Per Share Operating Performance:
 Net asset value, beginning of period   $        15.84          17.69         17.07         15.92        16.69        14.03
 Income from investment operations:
 Net investment income (loss)           $         0.05           0.07          0.07          0.04         0.10         0.09
 Net realized and unrealized gain
 (loss) on investments                  $        (0.38)         (0.08)         2.37          3.02         4.16         2.87
 Total from investment operations       $        (0.33)         (0.01)         2.44          3.06         4.26         2.96
 Less distributions from:
 Net investment income                  $         0.09           0.05          0.04          0.06         0.12         0.06
 Net realized gain on investments       $         1.88           1.79          1.78          1.85         4.91         0.24
 Total distributions                              1.97           1.84          1.82          1.91         5.03         0.30
 Net asset value, end of period         $        13.54          15.84         17.69         17.07        15.92        16.69
 Total Return(2):                       %        (2.77)         (0.36)        15.93         20.53        30.82        21.31

Ratios/Supplemental Data:
 Net assets, end of period (000's)      $      277,722        303,864       368,508       348,759      290,355      235,393
 Ratios to average net assets:
 Expenses(3)                            %         1.31           1.29          1.35          1.37         1.46         1.68
 Net investment income (loss)(3)        %         0.33           0.41          0.41          0.29         0.64         0.54
 Portfolio turnover rate                %           92             26            48            53           77           15

                                                                                     Class B
                                             ---------------------------------------------------------------------------------------
                                             Eleven Months                                                                 July 17,
                                                 Ended                          Year Ended June 30,                       1995(1) to
                                                May 31,          -------------------------------------------------         June 30,
                                                2001(4)          2000           1999           1998           1997           1996
                                                -------          ----           ----           ----           ----           ----
Per Share Operating Performance:
 Net asset value, beginning of period   $        15.44          17.36          16.86          15.81          16.59          14.22
 Income from investment operations:
 Net investment income (loss)           $        (0.01)         (0.05)         (0.04)         (0.04)            --           0.06
 Net realized and unrealized gain
 (loss) on investments                  $        (0.41)         (0.08)          2.32           2.97           4.13           2.61
 Total from investment operations       $        (0.42)         (0.13)          2.28           2.93           4.13           2.67
 Less distributions from:
 Net investment income                  $           --             --             --           0.03             --           0.06
 Net realized gain on investments       $         1.88           1.79           1.78           1.85           4.91           0.24
 Total distributions                              1.88           1.79           1.78           1.88           4.91           0.30
 Net asset value, end of period         $        13.14          15.44          17.36          16.86          15.81          16.59
 Total Return(2):                       %        (3.40)         (1.11)         15.12          19.76          29.92          18.98

Ratios/Supplemental Data:
 Net assets, end of period (000's)      $      112,286         87,167        116,227         77,787         37,427         10,509
 Ratios to average net assets:
 Expenses(3)                            %         2.01           1.99           2.05           2.07           2.16           2.38
 Net investment income (loss)(3)        %        (0.37)         (0.29)         (0.29)         (0.41)         (0.04)          0.07
 Portfolio turnover rate                %           92             26             48             53             77             15

                                                             Class C
                                            ----------------------------------------
                                            Eleven Months      Year        June 1,
                                                Ended         Ended       1999(1) to
                                               May 31,       June 30,      June 30,
                                               2001(4)         2000          1999
                                               -------         ----          ----
Per Share Operating Performance:
 Net asset value, beginning of period   $       15.44         17.37         16.69
 Income from investment operations:
 Net investment income (loss)           $       (0.01)        (0.10)           --
 Net realized and unrealized gain
 (loss) on investments                  $       (0.41)        (0.04)         0.68
 Total from investment operations       $       (0.42)        (0.14)         0.68
 Less distributions from:
 Net investment income                  $          --            --            --
 Net realized gain on investments       $        1.88          1.79            --
 Total distributions                             1.88          1.79            --
 Net asset value, end of period         $       13.14         15.44         17.37
 Total Return(2):                       %       (3.41)        (1.17)         4.07

Ratios/Supplemental Data:
 Net assets, end of period (000's)      $      10,887         3,660           601
 Ratios to average net assets:
 Expenses(3)                            %        2.01          1.99          1.12
 Net investment income (loss)(3)        %       (0.37)        (0.29)         0.42
 Portfolio turnover rate                %          92            26            48

                                                                             Class M
                                            ------------------------------------------------------------------------
                                            Eleven Months                                                  July 17,
                                                Ended                   Year Ended June 30,               1995(1) to
                                               May 31,       ----------------------------------------      June 30,
                                               2001(4)       2000        1999        1998        1997        1996
                                               -------       ----        ----        ----        ----        ----
Per Share Operating Performance:
 Net asset value, beginning of period   $       15.64       17.51       16.95       15.87       16.63       14.22
 Income from investment operations:
 Net investment income (loss)           $          --       (0.01)      (0.01)         --        0.02        0.08
 Net realized and unrealized gain
 (loss) on investments                  $       (0.39)      (0.06)       2.35        2.98        4.16        2.63
 Total from investment operations       $       (0.39)      (0.07)       2.34        2.98        4.18        2.71
 Less distributions from:
 Net investment income                  $        0.01        0.01          --        0.05        0.03        0.06
 Net realized gain on investments       $        1.88        1.79        1.78        1.85        4.91        0.24
 Total distributions                    $        1.89        1.80        1.78        1.90        4.94        0.30
 Net asset value, end of period         $       13.36       15.64       17.51       16.95       15.87       16.63
 Total Return(2):                       %       (3.21)      (0.71)      15.41       20.00       30.26       19.26

Ratios/Supplemental Data:
 Net assets, end of period (000's)      $      17,440      13,050      16,351      14,675       6,748       1,961
 Ratios to average net assets:
 Expenses(3)                            %        1.76        1.74        1.80        1.82        1.91        2.13
 Net investment income (loss)(3)        %       (0.12)      (0.04)      (0.04)      (0.16)       0.22        0.32
 Portfolio turnover rate                %          92          26          48          53          77          15

----------
(1)  Commencement of offering shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  The Fund changed its fiscal year end to May 31.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                    Pilgrim MagnaCap Fund     55

PILGRIM GROWTH AND INCOME FUND                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The information in the table below has been audited by KPMG LLP, independent auditors.

                                                                                Class A
                                             ----------------------------------------------------------------------------
                                             Five Months
                                                Ended                             Year Ended December 31,
                                               May 31,        -----------------------------------------------------------
                                               2001(5)        2000(4)         1999         1998         1997         1996
                                               -------        -------         ----         ----         ----         ----
Per Share Operating Performance:
 Net asset value, beginning of period   $       18.10          22.38         21.91        20.27        18.56        15.71
 Income from investment operations:
 Net investment income (loss)           $       (0.03)         (0.01)         0.05           --         0.05         0.07
 Net realized and unrealized gain
 (loss) on investments                  $       (0.93)         (0.51)         3.33         4.30         5.46         4.08
 Total from investment operations       $       (0.96)         (0.52)         3.38         4.30         5.51         4.15
 Less distributions from:
 Net investment income                  $          --             --          0.05           --         0.07         0.13
 Net realized gain from investments     $          --           3.76          2.86         2.66         3.73         1.17
 Total distributions                    $          --           3.76          2.91         2.66         3.80         1.30
 Net asset value, end of period         $       17.14          18.10         22.38        21.91        20.27        18.56
 Total Return(2)                        %       (5.30)         (3.13)        15.54        21.42        30.36        26.46

Ratios/Supplemental Data:
 Net assets, end of period (000s)       $     212,962        226,905       254,532      245,790      228,037      200,309
 Ratios to average net assets:
 Expenses(3)                            %        1.48           1.09          0.95         1.16         1.17         1.13
 Net investment income (loss(3))        %       (0.32)         (0.06)         0.21         0.06         0.21         0.43
 Portfolio turnover rate                %          54             85            86           63           88          101

                                                      Class B                         Class C
                                            ----------------------------    -----------------------------
                                            Five Months      August 22,     Five Months     September 26,
                                               Ended        2000(1) thru       Ended        2000(1) thru
                                              May 31,       December 31,      May 31,       December 31,
                                              2001(5)           2000          2001(5)           2000
                                              -------           ----          -------           ----
Per Share Operating Performance:
 Net asset value, beginning of period   $      18.09           24.16           18.05           23.40
 Income from investment operations:
 Net investment loss                    $      (0.05)          (0.02)          (0.03)          (0.02)
 Net realized and unrealized loss on
 investments                            $      (0.95)          (2.73)          (0.98)          (2.01)
 Total from investment operations       $      (1.00)          (2.75)          (1.01)          (2.03)
 Less distributions from:
 Net investment income                  $         --              --              --              --
 Net realized gain on investments       $         --            3.32              --            3.32
 Total distributions                    $         --            3.32              --            3.32
 Net asset value, end of period         $      17.09           18.09           17.04           18.05
 Total Return(2)                        %      (5.53)         (11.95)          (5.60)          (9.30)

Ratios/Supplemental Data:
 Net assets, end of period (000s)       $      4,901             722           3,462             160
 Ratios to average net assets:
 Expenses(3)                            %       2.23            1.84            2.23            1.64
 Net investment loss(3)                 %      (1.07)          (0.81)          (1.07)          (0.81)
 Portfolio turnover rate                %         54              85              54              85

----------
(1)  Commencement of offerings of shares
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) Effective July 26, 2000, ING Pilgrim Investments, LLC. became the Investment Manager of the Fund.
(5)  The Fund changed its fiscal year end to May 31.

56     Pilgrim Growth and Income Fund

FINANCIAL HIGHLIGHTS                        PILGRIM RESEARCH ENHANCED INDEX FUND
--------------------------------------------------------------------------------
For the seven months ended May 31, 2001, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to May 31, 2001 the financial information was audited by other independent auditors.

                                                             Class A
                                              -------------------------------------
                                              Seven Months       Year       Period
                                                  Ended         Ended        Ended
                                                 May 31,      October 31,   Oct. 31,
                                                 2001(5)         2000       1999(1)
                                                 -------         ----       -------
Per Share Operating Performance:
 Net asset value, beginning of period   $         11.17         11.14       10.00
 Income from investment operations:
 Net investment income (loss)           $         (0.01)           --        0.01
 Net realized and unrealized gain
 (loss) on investments                  $         (1.29)         0.18        1.13
 Total from investment operations       $         (1.30)         0.18        1.14
 Less distributions from:
 Net realized gain on investments       $            --          0.15          --
 Total distributions                    $            --          0.15          --
 Net asset value, end of period         $          9.87         11.17       11.14
 Total return(2)                        %        (11.64)         1.55       11.40

Ratios and supplemental data:
 Net assets, end of period (000's)      $        12,748        23,571      27,091
 Ratios to average net assets:
 Net expenses after
 expense reimbursement(3)               %          1.45          1.37        1.29 (4)
 Gross expenses prior to
 expense reimbursement(3)               %          1.45          1.37        1.56
 Net investment income (loss)
 after expense reimbursement(3)         %         (0.13)         0.01        0.23 (4)
 Portfolio turnover rate                %            26            57          26

                                                             Class B
                                              -------------------------------------
                                              Seven Months       Year       Period
                                                  Ended         Ended        Ended
                                                 May 31,      October 31,   Oct. 31,
                                                 2001(5)         2000       1999(1)
                                                 -------         ----       -------
Per Share Operating Performance:
 Net asset value, beginning of period   $         11.04         11.09        10.00
 Income from investment operations:
 Net investment income (loss)           $         (0.05)        (0.08)       (0.02)
 Net realized and unrealized gain
 (loss) on investments                  $         (1.29)         0.18         1.11
 Total from investment operations       $         (1.34)         0.10         1.09
 Less distributions from:
 Net realized gain on investments       $            --          0.15           --
 Total distributions                    $            --          0.15           --
 Net asset value, end of period         $          9.70         11.04        11.09
 Total return(2)                        %        (12.14)         0.83        10.90

Ratios and supplemental data:
 Net assets, end of period (000's)      $        76,726        94,028       99,249
 Ratios to average net assets:
 Net expenses after
 expense reimbursement(3)               %          2.15          2.07         1.99 (4)
 Gross expenses prior to
 expense reimbursement(3)               %          2.15          2.07         2.29
 Net investment income (loss) after
 expense reimbursement(3)               %         (0.83)        (0.70)       (0.49)(4)
 Portfolio turnover rate                %            26            57           26

                                                             Class C
                                              -------------------------------------
                                              Seven Months       Year       Period
                                                  Ended         Ended        Ended
                                                 May 31,      October 31,   Oct. 31,
                                                 2001(5)         2000       1999(1)
                                                 -------         ----       -------
Per Share Operating Performance:
 Net asset value, beginning of period   $         11.05         11.09        10.00
 Income from investment operations:
 Net investment income (loss)           $         (0.05)        (0.08)       (0.02)
 Net realized and unrealized gain
 (loss) on investments                  $         (1.30)         0.19         1.11
 Total from investment operations       $         (1.35)         0.11         1.09
 Less distributions from:
 Net realized gain on investments       $            --          0.15           --
 Total distributions                    $            --          0.15           --
 Net asset value, end of period         $          9.70         11.05        11.09
 Total return(2)                        %        (12.22)         0.92         2.00

Ratios and supplemental data:
 Net assets, end of period (000's)      $        66,252        88,449       75,941
 Ratios to average net assets:
 Net expenses after
 expense reimbursement(3)               %          2.15          2.07         1.99 (4)
 Gross expenses prior to
 expense reimbursement(3)               %          2.15          2.07         2.27
 Net investment income (loss)
 after expense reimbursement(3)         %         (0.83)        (0.70)       (0.49)(4)
 Portfolio turnover rate                %            26            57           26

----------
(1)  The Fund commenced operations on December 30, 1998.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  Expenses calculated net of taxes and advisor reimbursement.
(5)  The Fund changed its fiscal year end to May 31.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     Pilgrim Research Enhanced Index Fund     57

PILGRIM TAX EFFICIENT EQUITY FUND                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For the seven months ended May 31, 2001, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to May 31, 2001 the financial information was audited by other independent auditors.

                                                                 Class A
                                                 --------------------------------------
                                                 Seven Months
                                                     Ended       Year Ended October 31,
                                                    May 31,      ----------------------
                                                    2001(4)        2000       1999(1)
                                                    -------        ----       -------
Per Share Operating Performance:
 Net asset value, beginning of period       $        12.37        11.99        10.00
 Income from investment operations:
 Net investment income (loss)               $         0.02         0.05         0.04
 Net realized and unrealized gain
 (loss) on investments                      $        (0.84)        0.38         1.95
 Total from investment operations           $        (0.82)        0.43         1.99
 Less distributions from:
 Net investment income                      $         0.03         0.05           --
 Total distributions                        $         0.03         0.05           --
 Net asset value, end of period             $        11.52        12.37        11.99
 Total Return(2)                            %        (6.66)        3.62        19.90

Ratios and supplemental data:
 Net assets, end of period (000's)          $       42,640       47,647       45,714
 Ratios to average net assets:
 Net expenses after
 expense reimbursement(3)(5)                %         1.40         1.31         1.28
 Gross expenses prior to
 expense reimbursement(3)                   %         1.78         2.22         2.40
 Ratio of net investment income
 (loss) after expense
 reimbursement(3)(5)                        %         0.25         0.36         0.49
 Portfolio turnover rate                    %            9           14            9

                                                                 Class B
                                                 --------------------------------------
                                                 Seven Months
                                                     Ended       Year Ended October 31,
                                                    May 31,      ----------------------
                                                    2001(4)        2000       1999(1)
                                                    -------        ----       -------
Per Share Operating Performance:
 Net asset value, beginning of period       $        12.28        11.96        10.00
 Income from investment operations:
 Net investment income (loss)               $        (0.03)       (0.04)       (0.01)
 Net realized and unrealized gain
 (loss) on investments                      $        (0.83)        0.39         1.97
 Total from investment operations           $        (0.86)        0.35         1.96
 Less distributions from:
 Net investment income                      $         0.01         0.03           --
 Total distributions                        $         0.01         0.03           --
 Net asset value, end of period             $        11.41        12.28        11.96
 Total Return(2)                            %        (6.97)        2.94        19.60

Ratios and supplemental data:
 Net assets, end of period (000's)          $        9,930        8,268        7,059
 Ratios to average net assets:
 Net expenses after
 expense reimbursement(3)(5)                %         2.05         1.96         1.95
 Gross expenses prior to
 expense reimbursement(3)                   %         2.43         2.47         2.66
 Ratio of net investment income (loss)
 after expense reimbursement(3)(5)          %        (0.40)       (0.29)       (0.14)
 Portfolio turnover rate                    %            9           14            9

                                                                Class C
                                                 -------------------------------------
                                                 Seven Months
                                                     Ended      Year Ended October 31,
                                                    May 31,     ----------------------
                                                    2001(4)        2000      1999(1)
                                                    -------        ----      -------
Per Share Operating Performance:
 Net asset value, beginning of period       $        12.20        11.92       10.00
 Income from investment operations:
 Net investment income (loss)               $        (0.01)       (0.04)         --
 Net realized and unrealized gain
 (loss) on investments                      $        (0.85)        0.39        1.92
 Total from investment operations           $        (0.86)        0.35        1.92
 Less distributions from:
 Net investment income                      $         0.01         0.07          --
 Total distributions                        $         0.01         0.07          --
 Net asset value, end of period             $        11.33        12.20       11.92
 Total Return(2)                            %        (7.01)        2.91       19.20

Ratios and supplemental data:
 Net assets, end of period (000's)          $        2,202        2,870       1,222
 Ratios to average net assets:
 Net expenses after
 expense reimbursement(3)(5)                %         2.05         1.95        1.97
 Gross expenses prior to
 expense reimbursement(3)                   %         2.43         2.47        2.64
 Ratio of net investment income (loss)
 after expense reimbursement(3)(5)          %        (0.40)       (0.32)      (0.14)
 Portfolio turnover rate                    %            9           14           9

----------
(1)  The Fund commenced operations on December 15, 1998.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.
(3)  Annualized for periods less than a year.
(4)  The Fund changed its fiscal year end to May 31.
(5) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.

58     Pilgrim Tax Efficient Equity Fund

FINANCIAL HIGHLIGHTS                           PILGRIM GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
For the five months ended May 31, 2001 and the year ended December 31, 2000, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to December 31, 2000, the financial information was audited by other independent auditors.

                                                                                Class A
                                               ------------------------------------------------------------------------------
                                               Five Months
                                                  Ended                             Year Ended December 31,
                                                 May 31,          -----------------------------------------------------------
                                                 2001(5)          2000          1999          1998         1997          1996
                                                 -------          ----          ----          ----         ----          ----
Per Share Operating Performance:
 Net asset value, beginning of period   $         25.45          33.17         26.06         21.26        17.92         15.53
 Income from investment operations:
 Net investment income (loss)           $         (0.11)         (0.21)        (0.15)        (0.08)        0.03          0.02
 Net realized and unrealized gain
 (loss) on investments                  $         (6.71)         (6.02)        20.10          5.09         4.16          3.18
 Total from investment operations       $         (6.82)         (6.23)        19.95          5.01         4.19          3.20
 Less distributions from:
 Net realized gain on investments       $            --           1.49         12.84          0.21         0.85          0.81
 Total distributions                    $            --           1.49         12.84          0.21         0.85          0.81
 Net asset value, end of period         $         18.63          25.45         33.17         26.06        21.26         17.92
 Total Return(2)                        %        (26.80)        (19.11)        93.26         23.61        23.59         20.54

Ratios and supplemental data:
 Net assets, end of period (000s)       $       158,754        206,590       101,260        29,358        9,334         4,750
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)                       %          1.73           1.46          1.39          1.37         1.37 (4)      1.50 (4)
 Gross expenses prior to expense
 reimbursement(3)                       %          1.73           1.46          1.39          1.37         1.40          1.56
 Net investment income (loss) after
 expense reimbursement(3)               %         (1.34)         (0.86)        (0.98)        (0.47)        0.04 (4)      0.11 (4)
 Portfolio turnover rate                %           217            326           286            98           32            62

                                                                                Class B
                                               ------------------------------------------------------------------------
                                               Five Months
                                                  Ended                          Year Ended December 31,
                                                 May 31,         ------------------------------------------------------
                                                 2001(5)         2000         1999         1998        1997        1996
                                                 -------         ----         ----         ----        ----        ----
Per Share Operating Performance:
 Net asset value, beginning of period   $         24.09         31.70        25.46        20.93       17.76       15.50
 Income from investment operations:
 Net investment income (loss)           $         (0.17)        (0.35)       (0.18)       (0.23)      (0.15)      (0.06)
 Net realized and unrealized gain
 (loss) on investments                  $         (6.34)        (5.77)       19.26         4.97        4.17        3.13
 Total from investment operations       $         (6.51)        (6.12)       19.08         4.74        4.02        3.07
 Less distributions from:
 Net realized gain on investments       $            --          1.49        12.84         0.21        0.85        0.81
 Total distributions                    $            --          1.49        12.84         0.21        0.85        0.81
 Net asset value, end of period         $         17.58         24.09        31.70        25.46       20.93       17.76
 Total Return(2)                        %        (27.02)       (19.66)       91.84        22.69       22.84       19.74

Ratios and supplemental data:
 Net assets, end of period (000s)       $       162,106       224,299       88,305       15,480       8,815       4,444
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)                       %          2.43          2.16         2.10         2.13        2.14        2.20 (4)
 Gross expenses prior to expense
 reimbursement(3)                       %          2.43          2.16         2.10         2.13        2.14        2.24
 Net investment income (loss) after
 expense reimbursement(3)               %         (2.04)        (1.56)       (1.69)       (1.26)      (0.95)      (0.55)(4)
 Portfolio turnover rate                %           217           326          286           98          32          62

                                                                                Class C
                                               -------------------------------------------------------------------------
                                               Five Months
                                                  Ended                           Year Ended December 31,
                                                 May 31,         -------------------------------------------------------
                                                 2001(5)         2000          1999         1998        1997        1996
                                                 -------         ----          ----         ----        ----        ----
Per Share Operating Performance:
 Net asset value, beginning of period   $         24.13         31.75         25.48        20.91       17.76       15.50
 Income from investment operations:
 Net investment income (loss)           $         (0.17)        (0.31)        (0.10)       (0.27)      (0.13)      (0.05)
 Net realized and unrealized gain
 (loss) on investments                  $         (6.34)        (5.82)        19.21         5.05        4.13        3.12
 Total from investment operations       $         (6.51)        (6.13)        19.11         4.78        4.00        3.07
 Less distributions from:
 Net realized gain on investments       $            --          1.49         12.84         0.21        0.85        0.81
 Total distributions                    $            --          1.49         12.84         0.21        0.85        0.81
 Net asset value, end of period         $         17.62         24.13         31.75        25.48       20.91       17.76
 Total Return(2)                        %        (26.98)       (19.65)        91.90        22.90       22.73       19.74

Ratios and supplemental data:
 Net assets, end of period (000s)       $        93,537       130,389        21,006        1,625       1,152         365
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)                       %          2.43          2.16          2.10         2.13        2.17        2.20 (4)
 Gross expenses prior to expense
 reimbursement(3)                       %          2.43          2.16          2.10         2.13        2.17        2.35
 Net investment income (loss) after
 expense reimbursement(3)               %         (2.04)        (1.56)        (1.69)       (1.24)      (1.00)      (0.57)(4)
 Portfolio turnover rate                %           217           326           286           98          32          62

                                                                                Class T
                                               --------------------------------------------------------------------------
                                               Five Months
                                                  Ended                           Year Ended December 31,
                                                 May 31,         --------------------------------------------------------
                                                 2001(5)         2000         1999         1998         1997         1996
                                                 -------         ----         ----         ----         ----         ----
Per Share Operating Performance:
 Net asset value, beginning of period   $         24.29         31.93        25.59        21.02        17.82        15.53
 Income from investment operations:
 Net investment income (loss)           $         (0.17)        (0.50)       (0.39)       (0.36)       (0.17)       (0.06)
 Net realized and unrealized gain
 (loss) on investments                  $         (6.39)        (5.65)       19.57         5.14         4.22         3.16
 Total from investment operations       $         (6.56)        (6.15)       19.18         4.78         4.05         3.10
 Less distributions from:
 Net realized gain on investments       $            --          1.49        12.84         0.21         0.85         0.81
 Total distributions                    $            --          1.49        12.84         0.21         0.85         0.81
 Net asset value, end of period         $         17.73         24.29        31.93        25.59        21.02        17.82
 Total Return(2)                        %        (27.01)       (19.60)       91.72        22.79        22.94        19.90

Ratios and supplemental data:
 Net assets, end of period (000s)       $        29,666        48,095       83,772       52,023       73,674       70,406
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)                       %          2.38          2.11         2.03         2.05         2.03         2.00 (4)
 Gross expenses prior to expense
 reimbursement(3)                       %          2.38          2.11         2.03         2.05         2.03         2.04
 Net investment income (loss) after
 expense reimbursement(3)               %         (1.99)        (1.51)       (1.62)       (1.19)       (0.81)       (3.05)(4)
 Portfolio turnover rate                %           217           326          286           98           32           62

----------
(1)  Class I commenced offering of shares on March 31, 1997.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.
(3)  Annualized for periods less than a year.
(4)  Expenses calculated net of taxes and advisor reimbursement.
(5)  The Fund changed its fiscal year end to May 31.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                        Pilgrim Growth Opportunities Fund     59

PILGRIM LARGECAP GROWTH FUND                                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For the eleven months ended May 31, 2001, the year ended June 30, 2000, and the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to June 30, 1999 the financial information was audited by other independent auditors.

                                                                            Class A
                                                -------------------------------------------------------------------
                                                Eleven Months       Year     Three Months      Year       July 21,
                                                    Ended          Ended         Ended        Ended      1997(1) to
                                                   May 31,        June 30,      June 30,     March 31,   March 31,
                                                   2001(6)          2000        1999(2)        1999        1998
                                                   -------          ----        -------        ----        ----
Per Share Operating Performance:
 Net asset value, beginning of period      $        43.12          28.09         24.94        15.73        12.50
 Income from investment operations:
 Net investment loss                       $        (0.20)         (0.22)        (0.02)       (0.08)       (0.03)
 Net realized and unrealized gain (loss)
 on investments                            $       (18.05)         15.63          3.17         9.77         3.29
 Total from investment operations          $       (18.25)         15.41          3.15         9.69         3.26
 Less distributions from:
 Net investment income                     $           --             --            --           --           --
 Net realized gain on investments          $         0.47           0.38            --         0.48         0.03
 Total distributions                                 0.47           0.38            --         0.48         0.03
 Net asset value, end of period            $        24.40          43.12         28.09        24.94        15.73
 Total Return(3):                          %       (42.67)         55.35         12.63        63.06        62.35

Ratios/Supplemental Data:
 Net assets, end of period (000's)         $      161,824        186,261        30,108       12,445        4,742
 Ratios to average net assets:
 Net expenses after expense
 reimbursement (recoupment)(4)(5)          %         1.47           1.36          1.43         1.59         1.60
 Gross expenses prior to expense
 reimbursement (recoupment)(4)             %         1.47           1.36          1.45         2.24         4.70
 Net investment loss after expense
 reimbursement (recoupment)(4)(5)          %        (0.78)         (0.87)        (0.56)       (0.65)       (0.87)
 Portfolio turnover rate                   %          331            139            27          253          306

                                                                            Class B
                                                -----------------------------------------------------------------
                                                Eleven Months    Year      Three Months       Year       July 21,
                                                    Ended       Ended          Ended         Ended     1997(1) to
                                                   May 31,     June 30,       June 30,      March 31,   March 31,
                                                   2001(6)       2000         1999(2)         1999         1998
                                                   -------       ----         -------         ----         ----
Per Share Operating Performance:
 Net asset value, beginning of period      $        42.94       28.15          25.04         15.64        12.50
 Income from investment operations:
 Net investment loss                       $        (0.41)      (0.39)         (0.05)        (0.08)       (0.07)
 Net realized and unrealized gain (loss)
 on investments                            $       (17.92)      15.56           3.16          9.71         3.24
 Total from investment operations          $       (18.33)      15.17           3.11          9.63         3.17
 Less distributions from:
 Net investment income                     $           --          --             --            --           --
 Net realized gain on investments          $         0.47        0.38             --          0.23         0.03
 Total distributions                                 0.47        0.38             --          0.23         0.03
 Net asset value, end of period            $        24.14       42.94          28.15         25.04        15.64
 Total Return(3):                          %       (43.04)      55.37          12.42         62.28        61.08

Ratios/Supplemental Data:
 Net assets, end of period (000's)         $      224,572     333,256         49,057        20,039        3,187
 Ratios to average net assets:
 Net expenses after expense
 reimbursement (recoupment)(4)(5)          %         2.12        2.01           2.08          2.24         2.25
 Gross expenses prior to expense
 reimbursement (recoupment)(4)             %         2.12        2.01           2.10          2.89         4.78
 Net investment loss after expense
 reimbursement (recoupment)(4)(5)          %        (1.43)      (1.52)         (1.21)        (1.28)       (1.36)
 Portfolio turnover rate                   %          331         139             27           253          306

                                                                            Class C
                                             --------------------------------------------------------------------
                                             Eleven Months       Year      Three Months       Year      July 21,
                                                 Ended          Ended          Ended         Ended     1997(1) to
                                                May 31,        June 30,      June 30,       March 31,   March 31,
                                                2001(6)          2000         1999(2)         1999         1998
                                                -------          ----         -------         ----         ----
Per Share Operating Performance:
 Net asset value, beginning of period      $     42.82          28.07          24.97         15.63        12.50
 Income from investment operations:
 Net investment loss                       $     (0.39)         (0.35)         (0.06)        (0.07)       (0.05)
 Net realized and unrealized gain (loss)
 on investments                            $    (17.89)         15.48           3.16          9.65         3.24
 Total from investment operations          $    (18.28)         15.13           3.10          9.58         3.19
 Less distributions from:
 Net investment income                     $        --             --             --            --           --
 Net realized gain on investments          $      0.47           0.38             --          0.24         0.06
 Total distributions                              0.47           0.38             --          0.24         0.66
 Net asset value, end of period            $     24.07          42.82          28.07         24.97        15.63
 Total Return(3):                          %    (43.04)         54.38          12.41         61.97        61.38

Ratios/Supplemental Data:
 Net assets, end of period (000's)         $   117,222        152,682         17,755         8,004          960
 Ratios to average net assets:
 Net expenses after expense
 reimbursement (recoupment)(4)(5)          %      2.12           2.01           2.08          2.25         2.25
 Gross expenses prior to expense
 reimbursement (recoupment)(4)             %      2.12           2.01           2.10          2.90         7.79
 Net investment loss after expense
 reimbursement (recoupment)(4)(5)          %     (1.43)         (1.52)         (1.21)        (1.26)       (1.49)
 Portfolio turnover rate                   %       331            139             27           253          306

----------
(1)  The Fund commenced operations on July 21, 1997.
(2) Effective May 24, 1999, Pilgrim Investment LLC, became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor and the Fund changed its year end to June 30.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized for periods less than one year.
(5) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.
(6)  The Fund changed its fiscal year end to May 31.

60     Pilgrim LargeCap Growth Fund

FINANCIAL HIGHLIGHTS                           PILGRIM MIDCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------
For the five months ended May 31, 2001 and the year ended December 31, 2000, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to December 31, 2000, the financial information was audited by other independent auditors.

                                                                   Class A
                                               ------------------------------------------------
                                               Five Months                 Year Ended
                                                  Ended                   December 31,
                                                 May 31,         ------------------------------
                                                 2001(5)         2000         1999      1998(1)
                                                 -------         ----         ----      -------
Per Share Operating Performance
 Net asset value, beginning of period   $         19.12         21.29        12.96       10.00
 Income from investment operations:
 Net investment loss                    $         (0.11)        (0.15)       (0.09)      (0.03)
 Net realized and unrealized gain
 (loss) on investments                  $         (4.43)         0.16        12.01        2.99
 Total from investment operations       $         (4.54)         0.01        11.92        2.96
 Less distributions from:
 Net realized loss on investments       $            --         (2.18)       (3.59)         --
 Total distributions                    $            --         (2.18)       (3.59)         --
 Net asset value, end of period         $         14.58         19.12        21.29       12.96
 Total Return(2):                       %        (23.74)        (0.35)      103.24       29.60

Ratios and supplemental data:
 Net assets, end of period (000s)       $        24,265        25,742        6,291         610
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)                       %          2.06          1.66         1.74        1.80(4)
 Gross expenses prior to expense
 reimbursement(3)                       %          2.06          1.66         1.74        2.42
 Net investment loss after expense
 reimbursement(3)                       %         (1.52)        (0.96)       (1.34)      (1.10)(4)
 Portfolio turnover rate                %           182           188          201          61

                                                                   Class B
                                               ------------------------------------------------
                                               Five Months                 Year Ended
                                                  Ended                   December 31,
                                                 May 31,         ------------------------------
                                                 2001(5)         2000         1999      1998(1)
                                                 -------         ----         ----      -------
Per Share Operating Performance
 Net asset value, beginning of period   $         18.79         21.12        12.97       10.00
 Income from investment operations:
 Net investment loss                    $         (0.14)        (0.24)       (0.07)      (0.03)
 Net realized and unrealized gain
 (loss) on investments                  $         (4.35)         0.09        11.81        3.00
 Total from investment operations       $         (4.49)        (0.15)       11.74        2.97
 Less distributions from:
 Net realized loss on investments       $            --         (2.18)       (3.59)         --
 Total distributions                    $            --         (2.18)       (3.59)         --
 Net asset value, end of period         $         14.30         18.79        21.12       12.97
 Total Return(2):                       %        (23.90)        (1.13)      101.73       29.70

Ratios and supplemental data:
 Net assets, end of period (000s)       $        28,448        35,551        8,252         140
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)                       %          2.76          2.36         2.40        2.50 (4)
 Gross expenses prior to expense
 reimbursement(3)                       %          2.76          2.36         2.40        3.27
 Net investment loss after expense
 reimbursement(3)                       %         (2.22)        (1.66)       (2.00)      (2.05)(4)
 Portfolio turnover rate                %           182           188          201          61

                                                                   Class C
                                               ------------------------------------------------
                                               Five Months                 Year Ended
                                                  Ended                   December 31,
                                                 May 31,         ------------------------------
                                                 2001(5)         2000         1999      1998(1)
                                                 -------         ----         ----      -------
Per Share Operating Performance
 Net asset value, beginning of period   $         18.72         21.03        12.96       10.00
 Income from investment operations:
 Net investment loss                    $         (0.14)        (0.24)       (0.07)      (0.04)
 Net realized and unrealized gain
 (loss) on investments                  $         (4.34)         0.11        11.73        3.00
 Total from investment operations       $         (4.48)        (0.13)       11.66        2.96
 Less distributions from:
 Net realized loss on investments       $            --         (2.18)       (3.59)         --
 Total distributions                    $            --         (2.18)       (3.59)         --
 Net asset value, end of period         $         14.24         18.72        21.03       12.96
 Total Return(2):                       %        (23.93)        (1.03)      101.16       29.60

Ratios and supplemental data:
 Net assets, end of period (000s)       $        18,901        25,939        4,560          87
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)                       %          2.76          2.36         2.36        2.50 (4)
 Gross expenses prior to expense
 reimbursement(3)                       %          2.76          2.36         2.36        3.22
 Net investment loss after expense
 reimbursement(3)                       %         (2.22)        (1.66)       (1.98)      (2.04)(4)
 Portfolio turnover rate                %           182           188          201          61

----------
(1)  Fund commenced operations on August 20, 1998.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  Expenses calculated net of taxes and adviser reimbursement.
(5)  The Fund changed its fiscal year end to May 31.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                        Pilgrim MidCap Opportunities Fund     61

PILGRIM MIDCAP GROWTH FUND                                  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For the eleven months ended May 31, 2001, the year ended June 30, 2000 and the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to June 30, 1999 the financial information was audited by other independent auditors.

                                                                                  Class A
                                                 -------------------------------------------------------------------------
                                                 Eleven                       Three
                                                 Months          Year        Months
                                                  Ended         Ended         Ended               Year Ended March 31,
                                                 May 31,       June 30,      June 30,       ------------------------------
                                                 2001(5)         2000        1999(1)        1999         1998         1997
                                                 -------         ----        -------        ----         ----         ----
Per Share Operating Performance:
 Net asset value, beginning of period   $         28.17         21.34         19.93        18.63        16.80        18.37
 Income from investment operations:
 Net investment loss                    $         (0.16)        (0.22)        (0.06)       (0.50)       (0.14)       (0.17)
 Net realized and unrealized gain
 (loss) on investments                  $         (7.96)        14.08          1.47         3.17         6.50         0.57
 Total from investment operations       $         (8.12)        13.86          1.41         2.67         6.36         0.40
 Less distributions from:
 Net investment income                  $            --            --            --           --           --           --
 Net realized gain on investments       $          4.70          7.03            --         1.37         4.53         1.97
 Total distributions                               4.70          7.03            --         1.37         4.53         1.97
 Net asset value, end of period         $         15.35         28.17         21.34        19.93        18.63        16.80
 Total Return(2):                       %        (33.32)        77.33          7.07        15.36        41.81         1.09

Ratios/Supplemental Data:
 Net assets, end of period (000's)      $        98,530       155,976        66,586       67,550       90,619       76,108
 Ratios to average net assets:
 Net expenses after expense
 reimbursement (recoupment)(3)(4)       %          1.45          1.36          1.49         1.56         1.57         1.60
 Gross expenses prior to expense
 reimbursement (recoupment)(3)          %          1.44          1.36          1.50         1.64         1.66         1.56
 Net investment loss after expense
 reimbursement (recoupment)(3)(4)       %         (0.84)        (1.10)        (1.20)       (1.04)       (1.33)       (1.05)
 Portfolio turnover rate                %           262           148            55          154          200          153

                                                                                  Class B
                                                 -------------------------------------------------------------------------
                                                 Eleven                       Three
                                                 Months          Year        Months
                                                  Ended         Ended         Ended              Year Ended March 31,
                                                 May 31,       June 30,      June 30,       ------------------------------
                                                 2001(5)         2000        1999(1)        1999         1998         1997
                                                 -------         ----        -------        ----         ----         ----
Per Share Operating Performance:
 Net asset value, beginning of period   $         33.04         25.18         23.54        21.55        16.33        16.25
 Income from investment operations:
 Net investment loss                    $         (0.31)        (0.41)        (0.11)       (0.42)       (0.25)       (0.17)
 Net realized and unrealized gain
 (loss) on investments                  $         (9.33)        16.55          1.75         3.42         6.74         0.25
 Total from investment operations       $         (9.64)        16.14          1.64         3.00         6.49         0.08
 Less distributions from:
 Net investment income                  $            --            --            --           --           --           --
 Net realized gain on investments       $          5.50          8.28            --         1.01         1.27           --
 Total distributions                               5.50          8.28            --         1.01         1.27           --
 Net asset value, end of period         $         17.90         33.04         25.18        23.54        21.55        16.33
 Total Return(2):                       %        (33.71)        76.28          6.97        14.59        40.84        (0.49)

Ratios/Supplemental Data:
 Net assets, end of period (000's)      $        85,111       116,334        49,335       45,876       46,806       29,002
 Ratios to average net assets:
 Net expenses after expense
 reimbursement (recoupment)(3)(4)       %          2.10          2.01          2.14         2.22         2.22         2.25
 Gross expenses prior to expense
 reimbursement (recoupment)(3)          %          2.09          2.01          2.14         2.29         2.21         2.66
 Net investment loss after expense
 reimbursement (recoupment)(3)(4)       %         (1.49)        (1.75)        (1.85)       (1.69)       (1.99)       (1.69)
 Portfolio turnover rate                %           262           148            55          154          200          153

                                                                                     Class C
                                                  -----------------------------------------------------------------------------
                                                  Eleven                        Three
                                                  Months           Year        Months
                                                   Ended          Ended         Ended                Year Ended March 31,
                                                  May 31,        June 30,      June 30,        --------------------------------
                                                  2001(5)          2000        1999(1)         1999          1998          1997
                                                  -------          ----        -------         ----          ----          ----
Per Share Operating Performance:
 Net asset value, beginning of period   $          25.94          19.78         18.49         17.15         16.48         18.06
 Income from investment operations:
 Net investment loss                    $          (0.26)         (0.38)        (0.09)        (0.61)        (0.28)        (0.32)
 Net realized and unrealized gain
 (loss) on investments                  $          (7.31)         13.04          1.38          2.97          6.26          0.62
 Total from investment operations       $          (7.57)         12.66          1.29          2.36          5.98          0.30
 Less distributions from:
 Net investment income                  $             --             --            --            --            --            --
 Net realized gain on investments       $           4.32           6.50            --          1.02          5.31          1.88
 Total distributions                                4.32           6.50            --          1.02          5.31          1.88
 Net asset value, end of period         $          14.05          25.94         19.78         18.49         17.15         16.48
 Total Return(2):                       %         (33.72)         76.18          6.98         14.60         40.95          0.56

Ratios/Supplemental Data:
 Net assets, end of period (000's)      $         156,528        249,255       144,832       141,685       166,849       157,501
 Ratios to average net assets:
 Net expenses after expense
 reimbursement (recoupment)(3)(4)       %           2.10           2.01          2.14          2.23          2.27          2.14
 Gross expenses prior to expense
 reimbursement (recoupment)(3)          %           2.09           2.01          2.14          2.30          2.33          2.17
 Net investment loss after expense
 reimbursement (recoupment)(3)(4)       %          (1.49)         (1.75)        (1.85)        (1.70)        (2.01)        (1.59)
 Portfolio turnover rate                %            262            148            55           154           200           153

----------
(1) Effective May 24, 1999, Pilgrim Investment LLC became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor and the Fund changed its year end to June 30.
(2) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.
(5)  The Fund changed its fiscal year end to May 31.

62     Pilgrim MidCap Growth Fund

FINANCIAL HIGHLIGHTS                                 PILGRIM GROWTH + VALUE FUND
--------------------------------------------------------------------------------
For the seven months ended May 31, 2001, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to May 31, 2001 the financial information was audited by other independent auditors.

                                                                             Class A
                                               -----------------------------------------------------------------
                                               Seven Months
                                                   Ended                       Year Ended October 31,
                                                  May 31,          ---------------------------------------------
                                                  2001(5)          2000          1999         1998       1997(1)
                                                  -------          ----          ----         ----       -------
Per Share Operating Performance:
 Net asset value, beginning of period   $          24.91          19.76         10.44        12.15        10.00
 Income from investment operations:
 Net investment loss                    $          (0.13)         (0.20)        (0.17)       (0.11)       (0.05)
 Net realized and unrealized gain
 (loss) on investments                  $          (8.68)          7.81          9.49        (1.42)        2.20
 Total from investment operations       $          (8.81)          7.61          9.32        (1.53)        2.15
 Less distributions from:
 Net realized gain on investments       $           2.16           2.46            --         0.18           --
 Tax return of capital                  $           0.06             --            --           --           --
 Total distributions                    $           2.22           2.46            --         0.18           --
 Net asset value, end of period         $          13.88          24.91         19.76        10.44        12.15
 Total Return(2)                        %         (38.02)         40.18         89.27       (12.63)       21.50

Ratios and supplemental data:
 Net assets, end of period (000's)      $        160,251        257,601        81,225       33,425       34,346
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)                       %           1.77           1.57          1.69         1.72         1.84 (4)
 Gross expenses prior to expense
 reimbursement(3)                       %           1.77           1.57          1.69         1.72         1.86
 Net investment loss after expense
 reimbursement(3)                       %          (1.52)         (1.22)        (1.30)       (0.92)       (0.94)(4)
 Portfolio turnover rate                %             95            163           197          162          144

                                                                             Class B
                                               -------------------------------------------------------------------
                                               Seven Months
                                                   Ended                       Year Ended October 31,
                                                  May 31,          -----------------------------------------------
                                                  2001(5)          2000          1999          1998        1997(1)
                                                  -------          ----          ----          ----        -------
Per Share Operating Performance:
 Net asset value, beginning of period   $          24.17          19.34         10.29         12.08         10.00
 Income from investment operations:
 Net investment loss                    $          (0.19)         (0.36)        (0.27)        (0.16)        (0.08)
 Net realized and unrealized gain
 (loss) on investments                  $          (8.40)          7.65          9.32         (1.45)         2.16
 Total from investment operations       $          (8.59)          7.29          9.05         (1.61)         2.08
 Less distributions from:
 Net realized gain on investments       $           2.16           2.46            --          0.18            --
 Tax return of capital                  $           0.06             --            --            --            --
 Total distributions                    $           2.22           2.46            --          0.18            --
 Net asset value, end of period         $          13.36          24.17         19.34         10.29         12.08
 Total Return(2)                        %         (38.31)         39.33         87.95        (13.38)        20.80

Ratios and supplemental data:
 Net assets, end of period (000's)      $        326,139        507,282       227,227       105,991        76,608
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)                       %           2.47           2.27          2.39          2.45          2.55 (4)
 Gross expenses prior to expense
 reimbursement(3)                       %           2.47           2.27          2.39          2.45          2.57
 Net investment loss after expense
 reimbursement(3)                       %          (2.22)         (1.92)        (2.00)        (1.67)        (1.68)(4)
 Portfolio turnover rate                %             95            163           197           162           144

                                                                            Class C
                                               -----------------------------------------------------------------
                                               Seven Months
                                                   Ended                       Year Ended October 31,
                                                  May 31,          ---------------------------------------------
                                                  2001(5)          2000          1999         1998       1997(1)
                                                  -------          ----          ----         ----       -------
Per Share Operating Performance:
 Net asset value, beginning of period   $          24.16          19.33         10.29        12.08        10.00
 Income from investment operations:
 Net investment loss                    $          (0.19)         (0.33)        (0.26)       (0.16)       (0.08)
 Net realized and unrealized gain
 (loss) on investments                  $          (8.40)          7.62          9.30        (1.45)        2.16
 Total from investment operations       $          (8.59)          7.29          9.04        (1.61)        2.08
 Less distributions from:
 Net realized gain on investments       $           2.16           2.46            --         0.18           --
 Tax return of capital                  $           0.06             --            --           --           --
 Total distributions                    $           2.22           2.46            --         0.18           --
 Net asset value, end of period         $          13.35          24.16         19.33        10.29        12.08
 Total Return(2)                        %         (38.33)         39.35         87.85       (13.38)       20.80

Ratios and supplemental data:
 Net assets, end of period (000's)      $        183,037        280,484        84,391       37,456       26,962
 Ratios to average net assets:
 Net expenses after
 expense reimbursement(3)               %           2.47           2.27          2.40         2.46         2.56 (4)
 Gross expenses prior to
 expense reimbursement(3)               %           2.47           2.27          2.40         2.46         2.58
 Net investment loss after
 expense reimbursement(3)               %          (2.22)         (1.92)        (2.01)       (1.69)       (1.70)(4)
 Portfolio turnover rate                %             95            163           197          162          144

----------
(1)  The Fund commenced operations on November 18, 1996.
(2) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  Expenses calculated net of advisor reimbursement.
(5)  The fund changed its fiscal year end to May 31.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                              Pilgrim Growth + Value Fund     63

PILGRIM SMALLCAP OPPORTUNITIES FUND                         FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For the five months ended May 31, 2001 and the year ended December 31, 2000, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to December 31, 2000, the financial information was audited by other independent auditors.

                                                                                   Class A
                                                -----------------------------------------------------------------------------
                                                Five Months
                                                   Ended                             Year Ended December 31,
                                                  May 31,          ----------------------------------------------------------
                                                  2001(4)          2000          1999          1998         1997         1996
                                                  -------          ----          ----          ----         ----         ----
Per Share Operating Performance:
 Net asset value, beginning of period   $          47.17          59.35         29.00         27.77        24.72        20.92
 Income from investment operations:
 Net investment loss                    $          (0.23)         (0.54)        (0.32)        (0.27)       (0.02)       (0.04)
 Net realized and unrealized gain
 (loss) on investments                  $          (8.16)         (2.74)        38.23          2.23         3.68         3.84
 Total from investment operations       $          (8.39)         (3.28)        37.91          1.96         3.66         3.80
 Less distributions from:
 Net realized gain on investments       $             --           8.90          7.56          0.73         0.61           --
 Total distributions                    $             --           8.90          7.56          0.73         0.61           --
 Net asset value, end of period         $          38.78          47.17         59.35         29.00        27.77        24.72
 Total Return(1)                        %         (17.79)         (6.04)       146.94          7.59        14.92        18.16

Ratios and supplemental data:
 Net assets, end of period (000s)       $        159,641        177,286       123,377        45,461       78,160       65,660
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(2)                       %           1.69           1.45          1.43          1.47         1.43         1.46 (3)
 Gross expenses prior to expense
 reimbursement(2)                       %           1.69           1.45          1.43          1.47         1.43         1.47
 Net investment loss after expense
 reimbursement(2)                       %          (1.41)         (1.05)        (1.21)        (0.70)       (0.07)       (0.30)(3)
 Portfolio turnover rate                %            104            134           223           257          175          140

                                                                                   Class B
                                                -------------------------------------------------------------------------------
                                                Five Months
                                                   Ended                              Year Ended December 31,
                                                  May 31,          ------------------------------------------------------------
                                                  2001(4)          2000          1999          1998          1997          1996
                                                  -------          ----          ----          ----          ----          ----
Per Share Operating Performance:
 Net asset value, beginning of period   $          44.64          57.06         28.26         27.27         24.46         20.84
 Income from investment operations:
 Net investment loss                    $          (0.33)         (0.96)        (0.60)        (0.48)        (0.19)        (0.12)
 Net realized and unrealized gain
 (loss) on investments                  $          (7.71)         (2.56)        36.96          2.20          3.61          3.74
 Total from investment operations       $          (8.04)         (3.52)        36.36          1.72          3.42          3.62
 Less distributions from:
 Net realized gain on investments       $             --           8.90          7.56          0.73          0.61            --
 Total distributions                    $             --           8.90          7.56          0.73          0.61            --
 Net asset value, end of period         $          36.60          44.64         57.06         28.26         27.27         24.46
 Total Return(1)                        %         (18.01)         (6.71)       145.24          6.84         14.10         17.37

Ratios and supplemental data:
 Net assets, end of period (000s)       $        206,968        266,348       264,677       124,065       169,516       126,859
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(2)                       %           2.39           2.15          2.15          2.18          2.15          2.17 (3)
 Gross expenses prior to expense
 reimbursement(2)                       %           2.39           2.15          2.15          2.18          2.15          2.18
 Net investment loss after expense
 reimbursement(2)                       %          (2.11)         (1.75)        (1.93)        (1.43)        (0.78)        (1.01)(3)
 Portfolio turnover rate                %            104            134           223           257           175           140

                                                                                Class C
                                               ---------------------------------------------------------------------------
                                               Five Months
                                                  Ended                             Year Ended December 31,
                                                 May 31,         ---------------------------------------------------------
                                                 2001(4)         2000          1999         1998         1997         1996
                                                 -------         ----          ----         ----         ----         ----
Per Share Operating Performance:
 Net asset value, beginning of period   $         44.54         56.98         28.24        27.26        24.46        20.84
 Income from investment operations:
 Net investment loss                    $         (0.33)        (0.97)        (0.53)       (0.55)       (0.20)       (0.13)
 Net realized and unrealized gain
 (loss) on investments                  $         (7.68)        (2.57)        36.83         2.26         3.61         3.75
 Total from investment operations       $         (8.01)        (3.54)        36.30         1.71         3.41         3.62
 Less distributions from:
 Net realized gain on investments       $            --          8,90          7.56         0.73         0.61           --
 Total distributions                    $            --          8.90          7.56         0.73         0.61           --
 Net asset value, end of period         $         36.53         44.54         56.98        28.24        27.26        24.46
 Total Return(1)                        %        (17.98)        (6.76)       145.12         6.81        14.06        17.37

Ratios and supplemental data:
 Net assets, end of period (000s)       $         78,658       104,094        72,581       29,746       51,460       37,342
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(2)                       %          2.39          2.15          2.18         2.22         2.18         2.20 (3)
 Gross expenses prior to expense
 reimbursement(2)                       %          2.39          2.15          2.18         2.22         2.18         2.21
 Net investment loss after expense
 reimbursement(2)                       %         (2.11)        (1.75)        (1.96)       (1.45)       (0.82)       (1.03)(3)
 Portfolio turnover rate                %           104           134           223          257          175          140

                                                                                Class T
                                              ---------------------------------------------------------------------------
                                              Five Months
                                                  Ended                            Year Ended December 31,
                                                 May 31,         --------------------------------------------------------
                                                 2001(4)         2000         1999         1998         1997         1996
                                                 -------         ----         ----         ----         ----         ----
Per Share Operating Performance:
 Net asset value, beginning of period   $         45.04         57.39        28.36        27.34        24.48        20.84
 Income from investment operations:
 Net investment loss                    $         (0.34)        (0.90)       (0.65)       (0.51)       (0.18)       (0.21)
 Net realized and unrealized gain
 (loss) on investments                  $         (7.76)        (2.55)       37.24         2.26         3.65         3.85
 Total from investment operations       $         (8.10)        (3.45)       36.59         1.75         3.47         3.64
 Less distributions from:
 Net realized gain on investments       $            --          8.90         7.56         0.73         0.61           --
 Total distributions                    $            --          8.90         7.56         0.73         0.61           --
 Net asset value, end of period         $         36.94         45.04        57.39        28.36        27.34        24.48
 Total Return(1)                        %        (17.99)        (6.52)      145.51         6.94        14.29        17.47

Ratios and supplemental data:
 Net assets, end of period (000s)       $        16,316        23,441       33,634       18,203       32,800       35,670
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(2)                       %          2.34          2.10         2.06         2.10         1.99         2.07 (3)
 Gross expenses prior to expense
 reimbursement(2)                       %          2.34          2.10         2.06         2.10         1.99         2.11
 Net investment loss after expense
 reimbursement(2)                       %         (2.06)        (1.70)       (1.85)       (1.33)       (0.62)       (0.89)(3)
 Portfolio turnover rate                %           104           134          223          257          175          140

----------
(1) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(2)  Annualized for periods less than one year.
(3)  Expenses calculated net of taxes and adviser reimbursement.
(4)  The Fund changed its fiscal year end to May 31.

64     Pilgrim SmallCap Opportunities Fund

FINANCIAL HIGHLIGHTS                                PILGRIM SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

For the eleven months ended May 31, 2001, the year ended June 30, 2000 and the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to June 30, 1999 the financial information was audited by other independent auditors.

                                                                                   Class A
                                                ----------------------------------------------------------------------------
                                                Eleven                       Three
                                                Months           Year       Months
                                                 Ended          Ended        Ended                  Year Ended March 31,
                                                May 31,        June 30,     June 30,         -------------------------------
                                                2001(5)          2000        1999(1)         1999         1998          1997
                                                -------          ----        -------         ----         ----          ----
Per Share Operating Performance:
 Net asset value, beginning of period     $      18.39          19.08         16.72         19.75        15.15         17.93
 Income from investment operations:
 Net investment loss                      $      (0.17)         (0.20)        (0.06)        (0.85)       (0.08)        (0.22)
 Net realized and unrealized gain (loss)
 on investments                           $      (4.17)          9.24          2.42          0.69         6.91         (0.66)
 Total from investment operations         $      (4.34)          9.04          2.36         (0.16)        6.83         (0.88)
 Less distributions from:
 Net investment income                    $         --             --            --            --           --            --
 Net realized gain on investments         $       2.01           9.73            --          2.87         2.23          1.90
 Total distributions                      $       2.01           9.73            --          2.87         2.23          1.90
 Net asset value, end of period           $      12.04          18.39         19.08         16.72        19.75         15.15
 Total Return(2):                         %     (25.78)         60.66         14.11          0.37        46.32         (6.26)

Ratios/Supplemental Data:
 Net assets, end of period (000's)        $    119,136        168,239       102,641        94,428      201,943       121,742
 Ratios to average net assets:
 Net expenses after expense
 reimbursement (recoupment)(3)(4)         %       1.73           1.62          1.70          1.85         1.89          1.72
 Gross expenses prior to expense
 reimbursement (recoupment)(3)            %       1.72           1.67          1.74          1.95         1.90          1.72
 Net investment loss after expense
 reimbursement (recoupment)(3)(4)         %      (1.24)         (1.31)        (1.46)        (1.32)       (1.85)        (1.26)
 Portfolio turnover rate                  %        170            127            32            90           92           113

                                                                                   Class B
                                                ------------------------------------------------------------------------
                                                Eleven                     Three
                                                Months          Year      Months
                                                 Ended         Ended       Ended               Year Ended March 31,
                                                May 31,       June 30,    June 30,        ------------------------------
                                                2001(5)         2000       1999(1)        1999         1998         1997
                                                -------         ----       -------        ----         ----         ----
Per Share Operating Performance:
 Net asset value, beginning of period     $      23.03         24.05        21.12        22.53        15.51        16.69
 Income from investment operations:
 Net investment loss                      $      (0.31)        (0.34)       (0.12)       (0.53)       (0.27)       (0.21)
 Net realized and unrealized gain (loss)
 on investments                           $      (5.20)        11.56         3.05         0.33         7.29        (0.97)
 Total from investment operations         $      (5.51)        11.22         2.93        (0.20)        7.02        (1.18)
 Less distributions from:
 Net investment income                    $         --            --           --           --           --           --
 Net realized gain on investments         $        2.52         12.24          --         1.21           --           --
 Total distributions                      $        2.52         12.24          --         1.21           --           --
 Net asset value, end of period           $       15.00         23.03       24.05        21.12        22.53        15.51
 Total Return(2):                         %      (26.16)        59.68       13.87        (0.29)       45.26        (7.07)

Ratios/Supplemental Data:
 Net assets, end of period (000's)        $      75,304        97,239      49,448       45,140       55,215       28,030
 Ratios to average net assets:
 Net expenses after expense
 reimbursement (recoupment)(3)(4)         %        2.38          2.27        2.35         2.57         2.62         2.61
 Gross expenses prior to expense
 reimbursement (recoupment)(3)            %        2.37          2.32        2.39         2.66         2.63         2.73
 Net investment loss after expense
 reimbursement (recoupment)(3)(4)         %       (1.89)        (1.96)      (2.11)       (2.03)       (2.59)       (2.13)
 Portfolio turnover rate                  %         170           127          32           90           92          113

                                                                                   Class C
                                                ----------------------------------------------------------------------------
                                                Eleven                      Three
                                                Months          Year       Months
                                                 Ended         Ended        Ended                 Year Ended March 31,
                                                May 31,       June 30,     June 30,         --------------------------------
                                                2001(5)         2000        1999(1)         1999          1998          1997
                                                -------         ----        -------         ----          ----          ----
Per Share Operating Performance:
 Net asset value, beginning of period     $      18.01         18.81         16.51         18.62         14.69         17.62
 Income from investment operations:
 Net investment loss                      $      (0.25)        (0.30)        (0.09)        (0.84)        (0.38)        (0.31)
 Net realized and unrealized gain (loss)
 on investments                           $      (4.05)         9.07          2.39          0.61          6.84         (0.63)
 Total from investment operations         $      (4.30)         8.77          2.30         (0.23)         6.46         (0.94)
 Less distributions from:
 Net investment income                    $         --            --            --            --            --            --
 Net realized gain on investments         $       1.97          9.57            --          1.88          2.53          1.99
 Total distributions                      $       1.97          9.57            --          1.88          2.53          1.99
 Net asset value, end of period           $      11.74         18.01         18.81         16.51         18.62         14.69
 Total Return(2):                         %     (26.10)        59.67         13.93         (0.24)        45.40         (6.81)

Ratios/Supplemental Data:
 Net assets, end of period (000's)        $    159,910       229,473       153,471       144,597       225,025       182,907
 Ratios to average net assets:
 Net expenses after expense
 reimbursement (recoupment)(3)(4)         %       2.38          2.27          2.35          2.51          2.57          2.35
 Gross expenses prior to expense
 reimbursement (recoupment)(3)            %       2.37          2.32          2.39          2.60          2.59          2.35
 Net investment loss after expense
 reimbursement (recoupment)(3)(4)         %      (1.89)        (1.96)        (2.11)        (1.97)        (2.53)        (1.89)
 Portfolio turnover rate                  %        170           127            32            90            92           113

----------
(1) Effective May 24, 1999, Pilgrim Investments LLC, became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor and the Fund changed its year end to June 30.
(2) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(3)  Annualized for less periods than one year.
(4) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.
(5)  The Fund changed its fiscal year end to May 31.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             Pilgrim SmallCap Growth Fund     65

PILGRIM FINANCIAL SERVICES FUND                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below, with the exception of the information in the row labeled "Total Investment Return at Net Asset Value" for periods prior to January 1, 1997, has been audited by KPMG LLP, independent auditors. Prior to October 17, 1997, the Class A shares were designated as Common Stock and the Fund operated as a closed-end investment company.

                                                                               Class A
                                                    -------------------------------------------------------------
                                                    Eleven                              Six
                                                    Months       Year        Year     Months        Year Ended
                                                     Ended      Ended       Ended      Ended        December 31,
                                                    May 31,    June 30,    June 30,  June 30,      --------------
                                                    2001(6)      2000        1999     1998(2)      1997      1996
                                                    -------      ----        ----     -------      ----      ----
Per Share Operating Performance:
 Net asset value, beginning of period         $      16.42      24.38       27.52      25.87      17.84     14.83
 Income from investment operations:
 Net investment income                        $       0.31       0.32        0.29       0.11       0.34      0.32
 Net realized and unrealized gain (loss) on
 investments                                  $       7.11      (5.30)      (2.70)      1.54      10.83      5.18
 Total from investment operations             $       7.42      (4.98)      (2.41)      1.65      11.17      5.50
 Less distributions from:
 Net investment income                        $       0.33       0.25        0.18         --       0.31      0.35
 Net realized gain on investments             $       0.15       2.73        0.55         --       2.65      2.14
 Tax return of capital                        $         --          --         --         --       0.18        --
 Total distributions                          $       0.48       2.98        0.73         --       3.14      2.49
 Net asset value, end of period               $      23.36      16.42       24.38      27.52      25.87     17.84
 Closing market price, end of period                    --         --          --         --         --     15.75
 Total Investment Return At
 Market Value(3)                              %         --         --          --         --         --     43.48
 Total Investment Return At
 Net Asset Value(4)                           %      46.01     (22.44)      (8.61)      6.38      64.86     41.10

Ratios/Supplemental Data:
 Net assets, end of year ($millions)          $        252         210        403        549        383       252
 Ratio to average net assets:
 Expenses(5)                                  %       1.42        1.41       1.39       1.20       1.10      1.01
 Net investment income(5)                     %       1.48        1.46       1.09       0.94       1.39      1.94
 Portfolio turnover rate                      %         39          10         29          2         22        21

                                                                             Class B
                                                    ---------------------------------------------------------
                                                    Eleven                                Six
                                                    Months        Year         Year      Months      Oct. 20,
                                                     Ended       Ended        Ended       Ended     1997(1) to
                                                    May 31,     June 30,     June 30,   June 30,     Dec. 31,
                                                    2001(6)       2000         1999      1998(2)       1997
                                                    -------       ----         ----      -------       ----
Per Share Operating Performance:
 Net asset value, beginning of period         $      16.35       24.21        27.40       25.85       25.25
 Income from investment operations:
 Net investment income                        $       0.15        0.22         0.08        0.01        0.04
 Net realized and unrealized gain (loss) on
 investments                                  $       7.12       (5.32)       (2.66)       1.54        2.92
 Total from investment operations             $       7.27       (5.10)       (2.58)       1.55        2.96
 Less distributions from:
 Net investment income                        $       0.19        0.03         0.06          --        0.04
 Net realized gain on investments             $       0.15        2.73         0.55          --        2.04
 Tax return of capital                        $         --          --           --          --        0.28
 Total distributions                          $       0.34        2.76         0.61          --        2.36
 Net asset value, end of period               $      23.28       16.35        24.21       27.40       25.85
 Closing market price, end of period                    --           --          --          --          --
 Total Investment Return At
 Market Value(3)                              %         --           --          --          --          --
 Total Investment Return At
 Net Asset Value(4)                           %      45.01       (23.00)      (9.31)       6.00       11.88

Ratios/Supplemental Data:
 Net assets, end of year ($millions)          $        183          148         343         360          76
 Ratio to average net assets:
 Expenses(5)                                  %       2.17         2.16        2.14        1.95        1.89
 Net investment income(5)                     %       0.73         0.71        0.34        0.19        0.99
 Portfolio turnover rate                      %         39           10          29           2          22

----------
(1)  Commencement of offering shares.
(2) Effective June 30, 1998, the Financial Services Fund changed its year end to June 30.
(3) Total return was calculated at market value without deduction of sales commissions and assuming reinvestment of all dividends and distributions during the period.
(4) Total return is calculated at net asset value without deduction of sales commissions and assumes reinvestment of all dividends and distributions during the period. Total investment returns based on net asset value, which can be higher or lower than market value, may result in substantially different returns than total return based on market value. For all periods prior to January 1, 1997, the total returns presented are unaudited.
(5)  Annualized for periods less than one year.
(6)  The Fund changed its fiscal year end to May 31.

66     Pilgrim Financial Services Fund

FINANCIAL HIGHLIGHTS                                       PILGRIM INTERNET FUND
--------------------------------------------------------------------------------

For the seven months ended May 31, 2001, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to May 31, 2001 the financial information was audited by other independent auditors.

                                                               Class A                                 Class B
                                                 -------------------------------------   ------------------------------------
                                                 Seven Months           Year Ended       Seven Months          Year Ended
                                                     Ended              October 31,          Ended             October 31,
                                                    May 31,         ------------------      May 31,        ------------------
                                                    2001(5)         2000       1999(1)      2001(5)        2000       1999(1)
                                                    -------         ----       -------      -------        ----       -------
Per Share Operating Performance:
 Net asset value, beginning of period      $         12.03         12.67        10.00        11.91        12.63        10.00
 Income from investment operations:
 Net investment loss                       $         (0.06)        (0.24)       (0.03)       (0.07)       (0.32)       (0.03)
 Net realized and unrealized gain (loss)
 on investments                            $         (6.28)        (0.17)        2.70        (6.20)       (0.17)        2.66
 Total from investment operations          $         (6.34)         0.41         2.67        (6.27)        0.49         2.63
 Less distributions from:                  $
 Net realized gain on investments          $          1.85          0.23           --         1.85         0.23           --
 Total distributions                       $          1.85          0.23           --         1.85         0.23           --
 Net asset value, end of period            $          3.84         12.03        12.67         3.79        11.91        12.63
 Total Return(2)                           $        (60.56)        (3.98)       26.70       (60.58)       (4.63)       26.30

Ratios/Supplemental Data:
 Net assets, end of period (000's)         $        17,725        59,155       35,798       13,903       38,726       14,869
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(4)                       %          1.62          1.47         1.54         2.32         2.12         2.17
 Gross expenses prior to expense
 reimbursment(3)                           %          2.63          2.76         3.35         3.28         3.01         3.75
 Net investment loss after expense
 reimbursement(3)(4)                       %         (1.59)        (1.36)       (1.15)       (2.24)       (2.01)       (1.88)
 Portfolio turnover rate                   %            69           112           22           69          112           22

                                                              Class C
                                                ------------------------------------
                                                Seven Months          Year Ended
                                                    Ended             October 31,
                                                   May 31,        ------------------
                                                   2001(5)        2000       1999(1)
                                                   -------        ----       -------
Per Share Operating Performance:
 Net asset value, beginning of period      $        11.92        12.63        10.00
 Income from investment operations:
 Net investment loss                       $        (0.07)       (0.34)       (0.03)
 Net realized and unrealized gain (loss)
 on investments                            $        (6.22)       (0.14)        2.66
 Total from investment operations          $        (6.29)        0.48         2.63
 Less distributions from:
 Net realized gain on investments          $         1.85         0.23           --
 Total distributions                       $         1.85         0.23           --
 Net asset value, end of period            $         3.78        11.92        12.63
 Total Return(2)                           $       (60.72)       (4.55)       26.30

Ratios/Supplemental Data:
 Net assets, end of period (000's)         $        5,561       17,709        5,290
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(4)                       %         2.32         2.12         2.18
 Gross expenses prior to expense
 reimbursment(3)                           %         3.28         3.01         3.79
 Net investment loss after expense
 reimbursement(3)(4)                       %        (2.24)       (2.01)       (1.88)
 Portfolio turnover rate                   %           69          112           22

----------
(1)  The Fund commenced operations on July 1, 1999.
(2) Total return is calculated assuming reinvestment of all dividend and capital gain distributions at net asset value end excluding the deduction of the sales charges Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.
(5)  The Fund changed its fiscal year end to May 31.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                    Pilgrim Internet Fund     67

PILGRIM BALANCED FUND                                       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the eleven months ended May 31, 2001, the year ended June 30, 2000 and the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to June 30, 1999 the financial information was audited by other independent auditors.

                                                                                     Class A
                                                   ---------------------------------------------------------------------
                                                   Eleven                       Three
                                                   Months          Year        Months
                                                    Ended         Ended         Ended            Year Ended March 31,
                                                   May 31,       June 30,      June 30,       --------------------------
                                                   2001(6)         2000        1999(2)        1999       1998       1997
                                                   -------         ----        -------        ----       ----       ----
Per Share Operating Performance:
 Net asset value, beginning of period       $       15.04         19.23         19.03        19.53      15.54      16.16
 Income from investment operations:
 Net investment income (loss)               $        0.93          0.51          0.10         0.36       0.26       0.32
 Net realized and unrealized gain (loss)
 on investments                             $       (1.01)        (0.60)         0.17         2.58       5.70       0.84
 Total from investment operations           $       (0.08)        (0.09)         0.27         2.94       5.96       1.16
 Less distributions from:
 Net investment                             $        0.51          0.39          0.07         0.43       0.27       0.32
 Net realized gain on investments           $        1.15          3.71            --         3.01       1.70       1.46
 Total distributions                        $        1.66          4.10          0.07         3.44       1.97       1.78
 Net asset value, end of period             $       13.30         15.04         19.23        19.03      19.53      15.54
 Total Return(3):                           %       (0.61)        (1.01)         1.42        17.10      39.34       6.74

Ratio/Supplemental Data:
 Net assets, end of period (000's)          $      61,477        63,592         9,619        9,519      6,675      4,898
 Ratio to average net assets:
 Net expenses after expense
 reimbursement(4)(5)                        %        1.32          1.40          1.49         1.59       1.61       1.60
 Gross expenses prior to expense
 reimbursement(4)                           %        1.53          1.61          1.75         1.97       2.56       3.00
 Net investment income after expense
 reimbursement(4)(5)                        %        3.54          3.26          2.06         2.08       3.58       1.87
 Portfolio turnover rate                    %          76           173            63          165        260        213

                                                                                   Class B
                                                   -----------------------------------------------------------------
                                                   Eleven                       Three
                                                   Months          Year        Months
                                                    Ended         Ended         Ended            Year Ended March 31,
                                                   May 31,       June 30,      June 30,       --------------------------
                                                   2001(6)         2000        1999(2)        1999       1998       1997
                                                   -------         ----        -------        ----       ----       ----
Per Share Operating Performance:
 Net asset value, beginning of period       $       16.09         20.59         20.38        20.07      14.88      14.18
 Income from investment operations:
 Net investment income (loss)               $        0.80          0.44          0.07         0.28       0.15       0.17
 Net realized and unrealized gain (loss)
 on investments                             $       (0.98)        (0.64)         0.18         2.74       5.58       0.70
 Total from investment operations           $       (0.18)        (0.20)         0.25         3.02       5.73       0.87
 Less distributions from:
 Net investment                             $        0.39          0.33          0.04         0.31       0.15       0.17
 Net realized gain on investments           $        1.24          3.97            --         2.40       0.39         --
 Total distributions                        $        1.63          4.30          0.04         2.71       0.54       0.17
 Net asset value, end of period             $       14.28         16.09         20.59        20.38      20.07      14.88
 Total Return(3):                           %       (1.21)        (1.58)         1.24        16.49      38.79       6.10

Ratio/Supplemental Data:
 Net assets, end of period (000's)          $      35,828        41,026         7,157        6,048      4,254      2,133
 Ratio to average net assets:
 Net expenses after expense
 reimbursement(4)(5)                        %        1.97          2.05          2.14         2.24       2.26       2.25
 Gross expenses prior to expense
 reimbursement(4)                           %        2.18          2.26          2.40         2.62       2.71       6.44
 Net investment income after expense
 reimbursement(4)(5)                        %        2.89          2.61          1.41         1.43       2.99       1.25
 Portfolio turnover rate                    %          76           173            63          165        260        213

                                                                                   Class C
                                                   -----------------------------------------------------------------------
                                                   Eleven                       Three
                                                   Months          Year        Months
                                                    Ended         Ended         Ended              Year Ended March 31,
                                                   May 31,       June 30,      June 30,       ----------------------------
                                                   2001(6)         2000        1999(2)        1999        1998        1997
                                                   -------         ----        -------        ----        ----        ----
Per Share Operating Performance:
 Net asset value, beginning of period       $       14.45         18.53         18.35        19.90       15.59       16.20
 Income from investment operations:
 Net investment income                      $        0.74          0.45          0.06         0.26        0.15        0.21
 Net realized and unrealized gain (loss)
 on investments                             $       (0.91)        (0.62)         0.16         2.52        5.71        0.85
 Total from investment operations           $       (0.17)        (0.17)         0.22         2.78        5.86        1.06
 Less distributions from:
 Net investment                             $        0.39          0.34          0.04         0.28        0.15        0.21
 Net realized gain on investments           $        1.11          3.57            --         4.05        1.40        1.46
 Total distributions                        $        1.50          3.91          0.04         4.33        1.55        1.67
 Net asset value, end of period             $       12.78         14.45         18.53        18.35       19.90       15.59
 Total Return(3):                           %       (1.28)        (1.53)         1.21        16.34       38.35        6.05

Ratio/Supplemental Data:
 Net assets, end of period (000's)          $      22,679        25,838        21,331       21,655      20,784      16,990
 Ratio to average net assets:
 Net expenses after expense
 reimbursement(4)(5)                        %        1.97          2.05          2.14         2.23        2.26        2.25
 Gross expenses prior to expense
 reimbursement(4)                           %        2.18          2.26          2.40         2.61        2.68        2.83
 Net investment income after expense
 reimbursement(4)(5)                        %        2.89          2.61          1.41         1.43        2.93        1.23
 Portfolio turnover rate                    %          76           173            63          165         260         213

                                                           Class T
                                                   ----------------------
                                                   Eleven
                                                   Months      March 31,
                                                    Ended      2000(1) to
                                                   May 31,      June 30,
                                                   2001(6)        2000
                                                   -------        ----
Per Share Operating Performance:
 Net asset value, beginning of period       $       16.10        16.83
 Income from investment operations:
 Net investment income                      $        1.00         0.09
 Net realized and unrealized gain (loss)
 on investments                             $       (1.16)       (0.82)
 Total from investment operations           $       (0.16)       (0.73)
 Less distributions from:
 Net investment                             $        0.48           --
 Net realized gain on investments           $        1.23           --
 Total distributions                        $        1.71           --
 Net asset value, end of period             $       14.23        16.10
 Total Return(3):                           %       (1.06)       (4.34)

Ratio/Supplemental Data:
 Net assets, end of period (000's)          $       7,725       10,953
 Ratio to average net assets:
 Net expenses after expense
 reimbursement(4)(5)                        %        1.72         1.70
 Gross expenses prior to expense
 reimbursement(4)                           %        1.93         1.91
 Net investment income after expense
 reimbursement(4)(5)                        %        3.14         2.96
 Portfolio turnover rate                    %          76          173

----------
(1)  Commencement of offering of shares.
(2) Effective May 24, 1999, Pilgrim Investment LLC, became the Investment Manager of the Fund and the Fund changed its year end to June 30.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized for periods less than one year.
(5) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.
(6)  The Fund changed its fiscal year end to May 31.

68     Pilgrim Balanced Fund

FINANCIAL HIGHLIGHTS                                    PILGRIM CONVERTIBLE FUND
--------------------------------------------------------------------------------

For the eleven months ended May 31, 2001, the year ended June 30, 2000 and the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to June 30, 1999 the financial information was audited by other independent auditors.

                                                                                       Class A
                                                      ---------------------------------------------------------------------
                                                      Eleven                      Three
                                                      Months          Year       Months
                                                       Ended         Ended        Ended            Year Ended March 31,
                                                      May 31,       June 30,    June 30,       ----------------------------
                                                      2001(5)         2000       1999(1)       1999        1998        1997
                                                      -------         ----       -------       ----        ----        ----
Per Share Operating Performance:
 Net asset value, beginning of period          $       27.70         23.27        21.92       19.12       16.59       15.68
 Income from investment operations:
 Net investment income                         $        0.85          0.42         0.10        0.40        0.44        0.47
 Net realized and unrealized gain
 (loss) on investments                         $       (5.29)         8.02         1.35        3.17        4.49        1.64
 Total from investment operations              $       (4.44)         8.44         1.45        3.57        4.93        2.11
 Less distributions from:
 Net investment                                $        0.51          0.32         0.10        0.41        0.44        0.48
 Net realized gain on investments              $        4.86          3.69           --        0.36        1.96        0.72
 Total distributions                           $        5.37          4.01         0.10        0.77        2.40        1.20
 Net asset value, end of period                $       17.89         27.70        23.27       21.92       19.12       16.59
 Total Return(2):                              %      (17.78)        39.88         6.62       19.17       31.04       13.73

Ratios/Supplemental Data:
 Net assets, end of period (000's)             $      98,896       131,218       73,133      65,742      47,290      32,082
 Ratio to average net assets:
 Net expenses after expense
 reimbursement (recoupment)(3)(4)              %        1.42          1.35         1.45        1.53        1.57        1.60
 Gross expenses prior to expense
 reimbursement (recoupment)(3)                 %        1.41          1.35         2.10        1.65        1.74        1.75
 Net investment income after expense
 reimbursement (recoupment)(3)(4)              %        2.20          1.78         1.82        2.08        5.64        2.83
 Portfolio turnover rate                       %         145           129           28         138         160         167

                                                                                   Class B
                                                      ---------------------------------------------------------------------
                                                      Eleven                      Three
                                                      Months          Year       Months
                                                       Ended         Ended        Ended            Year Ended March 31,
                                                      May 31,       June 30,    June 30,       ----------------------------
                                                      2001(5)         2000       1999(1)       1999        1998        1997
                                                      -------         ----       -------       ----        ----        ----
Per Share Operating Performance:
 Net asset value, beginning of period          $       30.20         25.34        23.86       20.56       16.60       14.96
 Income from investment operations:
 Net investment income                         $        0.49          0.29         0.07        0.29        0.32        0.31
 Net realized and unrealized gain
 (loss) on investments                         $       (5.49)         8.77         1.47        3.47        4.65        1.64
 Total from investment operations              $       (5.00)         9.06         1.54        3.76        4.97        1.95
 Less distributions from:
 Net investment                                $        0.34          0.19         0.06        0.27        0.32        0.31
 Net realized gain on investments              $        5.30          4.01           --        0.19        0.69          --
 Total distributions                           $        5.64          4.20         0.06        0.46        1.01        0.31
 Net asset value, end of period                $       19.56         30.20        25.34       23.86       20.56       16.60
 Total Return(2):                              %      (18.26)        39.21         6.47       18.52       30.51       13.01

Ratios/Supplemental Data:
 Net assets, end of period (000's)             $     125,366       139,704       68,091      58,736      36,725      12,740
 Ratio to average net assets:
 Net expenses after expense
 reimbursement (recoupment)(3)(4)              %        2.07          2.00         2.10        2.18        2.22        2.25
 Gross expenses prior to expense
 reimbursement (recoupment)(3)                 %        2.06          2.00         2.10        2.30        2.33        3.19
 Net investment income after expense
 reimbursement (recoupment)(3)(4)              %        1.55          1.13         1.17        1.44        5.04        2.29
 Portfolio turnover rate                       %         145           129           28         138         160         167

                                                                  Class C
                                                      --------------------------------
                                                      Eleven                    Three
                                                      Months        Year       Months
                                                       Ended       Ended        Ended
                                                      May 31,     June 30,    June 30,
                                                      2001(5)       2000       1999(1)
                                                      -------       ----       -------
Per Share Operating Performance:
 Net asset value, beginning of period          $       28.33        23.78       22.40
 Income from investment operations:
 Net investment income                         $        0.58         0.28        0.07
 Net realized and unrealized gains
 (loss) on investments                         $       (5.26)        8.22        1.37
 Total from investment operations              $       (4.68)        8.50        1.44
 Less distributions from:
 Net investment                                $        0.35         0.19        0.06
 Net realized gain on investments              $        4.97         3.76          --
 Total distributions                           $        5.32         3.95        0.06
 Net asset value, end of period                $       18.33        28.33       23.78
 Total Return(2):                              %      (18.25)       39.24        6.45

Ratios/Supplemental Data:
 Net assets, end of period (000's)             $     118,363      156,592     100,276
 Ratio to average net assets:
 Net expenses after expense
 reimbursement (recoupment)(3)(4)              %        2.07         2.00        2.10
 Gross expenses prior to expense
 reimbursement (recoupment)(3)                 %        2.06         2.00        2.10
 Net investment income after expense
 reimbursement (recoupment)(3)(4)              %        1.55         1.13        1.17
 Portfolio turnover rate                       %         145          129          28

                                                                   Class C
                                                        -----------------------------
                                                             Year Ended March 31,
                                                        -----------------------------
                                                        1999         1998        1997
                                                        ----         ----        ----
Per Share Operating Performance:
 Net asset value, beginning of period          $       19.55        17.05       15.89
 Income from investment operations:
 Net investment income                         $        0.28         0.34        0.37
 Net realized and unrealized gains
 (loss) on investments                         $        3.25         4.60        1.66
 Total from investment operations              $        3.53         4.94        2.03
 Less distributions from:
 Net investment                                $        0.25         0.34        0.37
 Net realized gain on investments              $        0.43         2.10        0.50
 Total distributions                           $        0.68         2.44        0.87
 Net asset value, end of period                $       22.40        19.55       17.05
 Total Return(2):                              %       18.45        30.22       12.91

Ratios/Supplemental Data:
 Net assets, end of period (000's)             $       95,998      81,561      62,143
 Ratio to average net assets:
 Net expenses after expense
 reimbursement (recoupment)(3)(4)              %         2.18        2.22        2.25
 Gross expenses prior to expense
 reimbursement (recoupment)(3)                 %         2.30        2.31        2.29
 Net investment income after expense
 reimbursement (recoupment)(3)(4)              %         1.44        4.99        2.18
 Portfolio turnover rate                       %          138         160         167

----------
(1) Effective May 24, 1999, Pilgrim Investment LLC, became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor and the Fund changed its year end to June 30.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.
(5)  The Fund changed its fiscal year end to May 31.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 Pilgrim Convertible Fund     69

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE PILGRIM FUNDS IN OUR:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the auditors' reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Pilgrim Funds. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange Commission (SEC). Please write or call for a free copy of the current Annual/Semi-Annual reports, the SAI or other Fund information, or to make shareholder inquiries:

THE PILGRIM FUNDS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at WWW.PILGRIMFUNDS.COM

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, NW
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the Fund's SEC file number. The file numbers are as follows:

Pilgrim Growth Opportunities Fund           811-4431      Pilgrim Mutual Funds                       811-7428
Pilgrim Equity Trust                        811-8817        Pilgrim LargeCap Growth Fund
  Pilgrim MidCap Opportunities Fund                         Pilgrim MidCap Growth Fund
Pilgrim Mayflower Trust                     811-7978        Pilgrim SmallCap Growth Fund
  Pilgrim Research Enhanced Index Fund                      Pilgrim Balanced Fund
  Pilgrim Growth + Value Fund                               Pilgrim Convertible Fund
Pilgrim SmallCap Opportunities Fund         811-4434      Pilgrim Financial Services Fund, Inc.      811-4504
Pilgrim Growth and Income Fund, Inc.        811-0865      Pilgrim Funds Trust                        811-8895
Pilgrim Investment Funds, Inc.              811-1939        Pilgrim Tax Efficient Equity Fund
  Pilgrim MagnaCap Fund                                     Pilgrim Internet Fund

[LOGO] ING PILGRIM                                         USEQPROS100101-100101

PROSPECTUS

                                           U.S. EQUITY FUNDS
October 1, 2001                            Pilgrim MagnaCap
                                           Pilgrim Growth and Income
CLASS Q                                    Pilgrim Research Enhanced Index
                                           Pilgrim Growth Opportunities
                                           Pilgrim LargeCap Growth
                                           Pilgrim MidCap Opportunities
                                           Pilgrim MidCap Growth
                                           Pilgrim Growth + Value
                                           Pilgrim SmallCap Opportunities
                                           Pilgrim SmallCap Growth

                                           EQUITY & INCOME FUNDS
                                           Pilgrim Balanced
                                           Pilgrim Convertible



[GRAPHIC]




THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE CLASS Q SHARES OF THE PILGRIM FUNDS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT, IS NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE FUNDS WILL ACHIEVE THEIR OBJECTIVES. AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                              [LOGO] ING PILGRIM

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------
[GRAPHIC] OBJECTIVE

These pages contain a description of each of our Funds included in this prospectus, including each Fund's objective, investment strategy and risks.

[GRAPHIC] INVESTMENT STRATEGY

You'll also find:

[GRAPHIC] RISKS

How the Fund has performed.
A chart that shows the Fund's financial performance for the past ten years (or since inception, if shorter).

[GRAPHIC] HOW THE FUND HAS PERFORMED

What you pay to invest. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in a Fund.

Introduction to the Pilgrim Funds                                              1
Funds At A Glance                                                              2

U.S. EQUITY FUNDS
Pilgrim MagnaCap                                                               4
Pilgrim Growth and Income                                                      6
Pilgrim Research Enhanced Index                                                8
Pilgrim Growth Opportunities                                                  10
Pilgrim LargeCap Growth                                                       12
Pilgrim MidCap Opportunities                                                  14
Pilgrim MidCap Growth                                                         16
Pilgrim Growth + Value                                                        18
Pilgrim SmallCap Opportunities                                                20
Pilgrim SmallCap Growth                                                       22

EQUITY & INCOME FUNDS
Pilgrim Balanced                                                              24
Pilgrim Convertible                                                           26



What You Pay to Invest                                                        28
Shareholder Guide                                                             30
Management of the Funds                                                       34
Dividends, Distributions and Taxes                                            37
More Information About Risks                                                  38
Financial Highlights                                                          41
Where To Go For More Information                                      Back cover

                                               INTRODUCTION TO THE PILGRIM FUNDS
--------------------------------------------------------------------------------

Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with each of our Funds. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.

[GRAPHIC]

If you have any questions about the Pilgrim Funds, please call your financial consultant or us at 1-800-992-0180.

This prospectus is designed to help you make informed decisions about your investments.

U.S. EQUITY FUNDS

ING Pilgrim's U.S. Equity Funds focus on long-term growth by investing primarily in domestic equities.
They may suit you if you:
*    are investing for the long-term -- at least several years.
*    are willing to accept higher risk in exchange for long-term growth.

EQUITY AND INCOME FUNDS

ING Pilgrim's Equity and Income Funds seek income and growth of capital.
They may suit you if you:
*    want both regular income and capital appreciation.
* are looking for growth potential but don't feel comfortable with the level of risk associated with the Equity Funds.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

FUNDS AT A GLANCE
--------------------------------------------------------------------------------

This table is a summary of the objectives, main investments and risks of each Pilgrim Fund. It is designed to help you understand the differences between the Funds, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Fund's investment objectives, strategies and risks, which begin on page 4.

               FUND                                     INVESTMENT OBJECTIVE
               --------------------------------------------------------------------------------
U.S. Equity    MagnaCap Fund                            Growth of capital, with dividend income
Funds          Adviser: ING Pilgrim Investments, LLC    as a secondary consideration

               Growth and Income Fund                   Long-term capital appreciation with
               Adviser: ING Pilgrim Investments, LLC    income as a secondary objective

               Research Enhanced Index Fund             Capital appreciation
               Adviser: ING Pilgrim Investments, LLC
               Sub-Adviser: Aeltus Investment
               Management, Inc.

               Growth Opportunities Fund                Long-term growth of capital
               Adviser: ING Pilgrim Investments, LLC

               LargeCap Growth Fund                     Long-term capital appreciation
               Adviser: ING Pilgrim Investments, LLC

               MidCap Opportunities Fund                Long-term capital appreciation
               Adviser: ING Pilgrim Investments, LLC

               MidCap Growth Fund                       Maximum long-term capital appreciation
               Adviser: ING Pilgrim Investments, LLC

               Growth + Value Fund                      Capital appreciation
               Adviser: ING Pilgrim Investments, LLC
               Sub-Adviser: Navellier Fund
               Management, Inc.

               SmallCap Opportunities Fund              Capital appreciation
               Adviser: ING Pilgrim Investments, LLC

               SmallCap Growth Fund                     Maximum long-term capital appreciation
               Adviser: ING Pilgrim Investments, LLC

Equity &       Balanced Fund                            Long-term capital appreciation and
Income Funds   Adviser: ING Pilgrim Investments, LLC    current income

               Convertible Fund                         Total return, consisting of capital
               Adviser: ING Pilgrim Investments, LLC    appreciation and current income

                                                               FUNDS AT A GLANCE
--------------------------------------------------------------------------------

MAIN INVESTMENTS                             MAIN RISKS
-------------------------------------------------------------------------------------------------------
Equity securities that meet disciplined      Price volatility and other risks that accompany an
selection criteria designed to identify      investment in equity securities.
companies capable of paying rising
dividends.

Equity securities of large, ably             Price volatility and other risks that accompany an
managed, and well-financed U.S.              investment in equity securities.
companies.

Equity securities of large U.S.              Price volatility and other risks that accompany an
companies that make up the S&P 500           investment in equity securities.
Index.


Equity securities of large, medium, and      Price volatility and other risks that accompany an
small U.S. companies believed to have        investment in growth-oriented equity securities.
growth potential.

Equity securities of large U.S.              Price volatility and other risks that accompany an
companies believed to have growth            investment in growth-oriented equity securities.
potential.

Equity securities of medium-sized U.S.       Price volatility and other risks that accompany an
companies believed to have growth            investment in equity securities of growth-oriented and
potential.                                   medium-sized companies. Particularly sensitive to price
                                             swings during periods of economic uncertainty.

Equity securities of medium-sized U.S.       Price volatility and other risks that accompany an
companies believed to have growth            investment in equity securities of medium-sized companies.
potential.                                   Particularly sensitive to price swings during periods of
                                             economic uncertainty.

Equity securities of small-sized U.S.        Price volatility and other risks that accompany an
companies.                                   investment in equity securities of growth-oriented and
                                             small-sized companies. Particularly sensitive to price
                                             swings during periods of economic uncertainty.

Equity securities of small-sized U.S.        Price volatility and other risks that accompany an
companies believed to have growth            investment in equity securities of growth-oriented and
potential.                                   small-sized companies. Particularly sensitive to price
                                             swings during periods of economic uncertainty.

Equity securities of small-sized U.S.        Price volatility and other risks that accompany an
companies believed to have growth            investment in equity securities of growth-oriented and
potential.                                   small-sized companies. Particularly sensitive to price
                                             swings during periods of economic uncertainty.

A mix of equity and debt securities.         Price volatility and other risks that accompany an
                                             investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.

Convertible securities of companies of       Price volatility and other risks that accompany an
various sizes, as well as equities, and      investment in equity securities. Credit, interest rate,
high-yield debt.                             liquidity and other risks that accompany an investment in
                                             debt securities,and lower quality debt securities.

                                                                         Adviser
PILGRIM MAGNACAP FUND                              ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Fund seeks growth of capital, with dividend income as a secondary consideration.

INVESTMENT STRATEGY [GRAPHIC]

The Fund is managed with the philosophy that companies that can best meet the Fund's objectives have paid increasing dividends or have had the capability to pay rising dividends from their operations. The Fund normally invests at least 65% of its assets in equity securities of companies that meet the following disciplined criteria:

Consistent Dividends -- A company must have paid or had the financial capability from its operations to pay a dividend in eight out of the last ten years.

Substantial Dividend Increases -- A company must have increased its dividends or had the financial capability from its operations to have increased its dividends at least 100% over the past 10 years.

Reinvested Earnings -- Dividend payout must be less than 65% of current earnings.

Strong Balance Sheet -- Long term debt should be no more than 25% of the company's total capitalization or a company's bonds must be rated at least A- or A-3.

Attractive Price -- A company's current share price should be in the lower half of the stock's price/earnings ratio range for the past ten years, or the ratio of the share price to its anticipated future earnings must be an attractive value in relation to the average for its industry peer group or that of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).

The equity securities in which the Fund may invest include common stocks, convertible securities, and rights or warrants. Normally the Fund's investments are primarily in larger companies that are included in the largest 500 U.S. companies. The remainder of the Fund's assets may be invested in equity securities that the adviser believes have growth potential because they represent an attractive value.

In selecting securities for the Fund, preservation of capital is also an important consideration. Although the Fund normally will be invested as fully as practicable in equity securities, assets that are not invested in equity securities may be invested in high quality debt securities. The Fund may invest up to 5% of its assets, measured at the time of investment, in foreign securities.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Market Trends -- from time to time, the stock market may not favor the value securities that meet the Fund's disciplined investment criteria. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

Debt Securities -- the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities.

Credit Risk -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of ecomonic uncertainty or economic downturns.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political and economic conditions; a lack of adequate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; and foreign controls on investment.

4    Pilgrim MagnaCap Fund

                                                           PILGRIM MAGNACAP FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

Year by Year Total Returns (%)(1)

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                                          1.33

----------
(1)  These figures are for the year ended December 31 of each year.

Best and worst quarterly performance during this period:

3rd quarter 2000: 4.32%

1st quarter 2000: -1.48%

The Fund's year-to-date total return as of June 30, 2001:
                                     -9.54%

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P 500 Index. For total returns of the Fund on an after-tax basis, see the SAI.

Average Annual Total Returns
                                               S&P
                                               500
                                Class Q      Index(2)
                                -------      --------
One year, ended
December 31, 2000       %         1.33        -9.11
Since inception (3)     %         1.19        -5.24

----------
(2) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
(3)  Class Q commenced operations on November 22, 1999.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Pilgrim MagnaCap Fund    5

                                                                         Adviser
PILGRIM GROWTH AND INCOME FUND                      ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Fund's principal investment objective is long-term capital appreciation. Income is a secondary objective.

INVESTMENT STRATEGY [GRAPHIC]

The Fund will invest at least 65% of its total assets in common stocks of U.S. companies, which may include dividend paying securities and securities convertible into shares of common stock. The Fund seeks to invest in large, ably managed and well financed companies. The investment approach is to identify high quality companies with good earnings and price momentum which sell at attractive valuations.

The Fund may invest the remaining 35% of its assets in foreign securities and smaller capitalization companies.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The Fund also may invest in small and medium-sized companies, which may be more susceptible to price swings because they have fewer financial resources, more limited product and market diversification, and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the large company value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

6    Pilgrim Growth and Income Fund

                                                  PILGRIM GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
 24.87   12.36   13.22   -3.11   22.57   26.46   30.36   21.42   15.54   -3.13

----------
(1)  These figures are for the year ended December 31 of each year.
(2) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 26, 2000, the Fund's outstanding shares were classified as Class A shares. Because Class Q shares were first offered in 2001, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.

Best and worst quarterly performance during this period:

4th quarter 1998:  21.91%
3rd quarter 1998: -12.33%
The Fund's year-to-date total return as of June 30, 2001:
                                     -7.35%

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P 500 Index. For total returns of the Fund on an after-tax basis, see the SAI.

Average Annual Total Returns
                                               S&P
                                               500
                              Class A(3)     Index(4)
                              ----------     --------
One year, ended
December 31, 2000     %         -8.70          -9.11
Five years, ended
December 31, 2000     %         16.12          18.33
Ten years, ended
December 31, 2000     %         14.82          17.44

----------
(3) This table shows performance of the Class A shares of the Fund because Class Q shares of the Fund did not have a full year's performance during the year ended December 31, 2000. Reflects deduction of Class A sales charge of 5.75%. See footnote (2) to the bar chart above.
(4) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             Pilgrim Growth and Income Fund    7

                                                                         Adviser
                                                   ING Pilgrim Investments, LLC
                                                                     Sub-Adviser
PILGRIM RESEARCH ENHANCED INDEX FUND          Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Fund seeks capital appreciation.

INVESTMENT STRATEGY [GRAPHIC]

The Fund invests at least 80% of its net assets in stocks included in the Standard & Poor's Composite Stock Price Index (S&P 500 Index). The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

In managing the Fund, the portfolio managers attempt to achieve the investment objective by overweighting those stocks in the S&P 500 Index that the portfolio managers believe will outperform the index, and underweighting (or avoiding altogether) those stocks that the portfolio managers believe will underperform the index. In determining stock weightings, the portfolio managers use internally developed quantitative computer models to evaluate various criteria such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, the portfolio managers generally include in the Fund approximately 400 of the stocks included in the S&P 500 Index. Although the Fund will not hold all the stocks in the S&P 500 Index, the portfolio managers expect that there will be a close correlation between the performance of the Fund and that of the S&P 500 Index in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g. price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 500 Index.

The Fund may also invest in certain higher-risk investments, including derivatives (generally, these investments will be limited to S&P 500 Index options and futures on the S&P 500 Index).

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The portfolio managers try to remain fully invested in companies included in the S&P 500 Index, and generally do not change this strategy even temporarily, which could make the Fund more susceptible to poor market conditions.

Market Trends -- from time to time, the stock market may not favor the large company securities that are ranked as undervalued or fairly valued in which the Fund invests. Rather, the market could favor small company stocks, growth-oriented stocks, or may not favor equities at all.

Risks of Using Derivatives -- derivatives are subject to the risk of changes in the market price of the security and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

8    Pilgrim Research Enhanced Index Fund

                                            PILGRIM RESEARCH ENHANCED INDEX FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)(3)

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                                 18.59   -12.79

----------
(1)  These figures are for the year ended December 31 of each year.
(2) Because Class Q shares were first offered in 2000, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.
(3)  Prior to August 1, 2001, the Fund was managed by a different sub-adviser.

Best and worst quarterly performance during this period:

4th quarter 1999: 12.41%

4th quarter 2000:  -8.54%

The Fund's year-to-date total return as of June 30, 2001:
                                     -6.52%

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P 500 Index. For total returns of the Fund on an after-tax basis, see the SAI.

Average Annual Total Returns
                                                 S&P
                                                 500
                               Class A(4)      Index(5)
                               ----------      --------
One year, ended
December 31, 2000      %         -17.23         -9.11
Since inception(6)     %          -0.94          4.89

----------
(4) This table shows performance of the Class A shares of the Fund because Class Q shares of the Fund did not have a full year's performance during the year ended December 31, 2000. Reflects deduction of Class A sales charge of 5.75%. See footnote (2) to the bar chart above.
(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
(6)  Class A commenced operations on December 30, 1998.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                       Pilgrim Research Enhanced Index Fund    9

                                                                         Adviser
PILGRIM GROWTH OPPORTUNITIES FUND                   ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

This Fund seeks long-term growth of capital.

INVESTMENT STRATEGY [GRAPHIC]

The Fund invests primarily in common stock of U.S. companies that the portfolio manager feels have above average prospects for growth.

Under normal market conditions, the Fund invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap, or small-cap companies.

The portfolio manager uses a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying the industries and companies expected to benefit most. This "top-down" approach is combined with rigorous fundamental research (a "bottom-up" approach) to guide stock selection and portfolio structure.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund may invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

10   Pilgrim Growth Opportunities Fund

                                               PILGRIM GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                         20.54   23.59   23.61   93.26   -19.11

----------
(1)  These figures are for the year ended December 31 of each year.
(2) Because Class Q shares were first offered in 2000, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.

Best and worst quarterly performance during this period:

4th quarter 1999:  39.10%

4th quarter 2000: -24.38%

The Fund's year-to-date total return as of June 30, 2001:
                                     -28.53%

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). For total returns of the Fund on an after-tax basis, see the SAI.

Average Annual Total Returns
                                                 S&P
                                                 500
                               Class A(3)      Index(4)
                               ----------      --------
One year, ended
December 31, 2000      %         -23.75         -9.11
Five years, ended
December 31, 2000      %          22.09         18.33
Since Inception(5)     %          21.95         19.52

----------
(3) This table shows performance of the Class A shares of the Fund, because Class Q shares of the Fund did not have a full year's performance during the year ended December 31, 2000. Reflects deduction of Class A sales charge of 5.75%. See footnote (2) to the bar chart above.
(4) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
(5)  Class A commenced operations on June 5, 1995.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                         Pilgrim Growth Opportunities Fund    11

                                                                         Adviser
PILGRIM LARGECAP GROWTH FUND                        ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Fund seeks long-term capital appreciation.

INVESTMENT STRATEGY [GRAPHIC]

The Fund normally invests at least 65% of its net assets in equity securities of large U.S. companies that the portfolio managers believe have above-average prospects for growth. The equity securities in which the Fund may invest include common and preferred stock and warrants. The Fund considers a company to be large if its market capitalization corresponds at the time of purchase to the upper 90% of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). As of June 30, 2001, this meant market capitalizations in the range of $8.4 billion to $484 billion. Capitalization of companies in the S&P 500 Index will change with market conditions.

The portfolio managers emphasize a growth approach by searching for companies that they believe are managing change advantageously and may be poised to exceed growth expectations. The portfolio managers focus on both a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies and a "top-down" thematic approach and a sell discipline. The portfolio managers seek to identify themes that reflect the major social, economic and technological trends that they believe are likely to shape the future of business and commerce over the next three to five years, and seek to provide a framework for identifying the industries and companies they believe may benefit most. This "top-down" approach is combined with rigorous fundamental research (a "bottom-up" approach) to guide stock selection and portfolio structure.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies.

Market Trends -- from
time to time, the stock market may not favor the large company, growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.

Securities Lending -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

12   Pilgrim LargeCap Growth Fund

                                                    PILGRIM LARGECAP GROWTH FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

Year by Year Total Returns (%)(1)(2)

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                         60.02   96.93   -19.12

----------
(1)  These figures are for the year ended December 31 of each year.
(2) ING Pilgrim Investments, LLC has been the Fund's investment adviser since May 24, 1999; however, prior to October 1, 2000, the Fund was advised by a sub-adviser.

Best and worst quarterly performance during this period:

4th quarter 1999:  45.16%

4th quarter 2000: -23.25%

The Fund's year-to-date total return as of June 30, 2001:
                                     -27.01%

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of two broad measures of market performance -- the Russell 1000 Growth Index and the S&P 500 Index. For total returns of the Fund on an after-tax basis, see the SAI.

Average Annual Total Returns
                                               Russell
                                                1000
                                               Growth       S&P 500
                                Class Q       Index(3)      Index(4)
                                -------       --------      --------
One year, ended
December 31, 2000      %        -19.12         -22.42         -9.11
Since inception(5)     %         33.90          11.19         11.46

----------
(3) The Russell 1000 Growth Index is an unmanaged index that measures the performance of securities of companies among the Russell 1000 Index with higher than average price to book ratios and forcasted growth.
(4) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large- capitalization companies whose securities are traded on major U.S. stock markets.
(5)  Class Q commenced operations on July 21, 1997.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                              Pilgrim LargeCap Growth Fund    13

                                                                         Adviser
PILGRIM MIDCAP OPPORTUNITIES FUND                   ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

This Fund seeks long-term capital appreciation.

INVESTMENT STRATEGY [GRAPHIC]

The Fund normally invests at least 65% of its total assets in the common stocks of mid-sized U.S. companies that the portfolio managers feel have above average prospects for growth. For this Fund, mid-sized companies are companies with market capitalizations that fall within the range of companies in the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index). As of June 30, 2001, the market capitalization of companies in the S&P MidCap 400 Index ranged from $312 million to $11.8 billion. The market capitalization range will change as the range of the companies included in the S&P MidCap 400 Index changes.

The portfolio managers use a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying the industries and companies expected to benefit most. This "top-down" approach is combined with rigorous fundamental research (a "bottom-up" approach) to guide stock selection and portfolio structure.

The Fund may invest in initial public offerings.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio managers feel have the potential for growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund invests in medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the mid-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large or small company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.

Inability to Sell Securities -- securities of mid-size companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Initial Public Offerings -- a significant portion of the Fund's return may be attributable to its investment in initial public offerings. When the Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. As the Fund's assets grow, it is probable that the effect of the Fund's investment in initial public offerings on the Fund's total return will decline.

14    Pilgrim MidCap Opportunities Fund

                                               PILGRIM MIDCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                                 103.24  -0.35

----------
(1)  These figures are for the year ended December 31 of each year.
(2) Because Class Q shares were first offered in 2000, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.

Best and worst quarterly performance during this period:

4th quarter 1999:  44.90%

4th quarter 2000: -19.33%

The Fund's year-to-date total return as of June 30, 2001:
                                     -26.94%

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P MidCap 400 Index. For total returns of the Fund on an after-tax basis, see the SAI.

Average Annual Total Returns
                                                 S&P
                                              MidCap 400
                               Class A(3)      Index(4)
                               ----------      --------
One year, ended
December 31, 2000      %         -6.08          17.51
Since Inception(5)     %         46.55          30.86

----------
(3) This table shows performance of the Class A shares of the Fund because Class Q shares of the Fund did not have a full year's performance during the year ended December 31, 2000. Reflects deduction of Class A sales charge of 5.75%. See footnote (2) to the bar chart above.
(4) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.
(5)  Class A commenced operations on August 20, 1998.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                         Pilgrim MidCap Opportunities Fund    15

                                                                         Adviser
PILGRIM MIDCAP GROWTH FUND                          ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Fund seeks maximum long-term capital appreciation.

INVESTMENT STRATEGY [GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its total assets in equity securities of medium-sized U.S. companies, and at least 75% of its total assets in common stocks that the portfolio managers feel have above average prospects for growth. For this Fund, mid-sized companies are companies with market capitalizations between $1.6 billion and $10.7 billion. The market capitalization range will change as the range of the companies included in the Standard and Poor's MidCap 400 Index (S&P MidCap 400 Index) changes and with market conditions.

The portfolio managers emphasize a growth approach by searching for successful, growing companies that are managing change advantageously and may be poised to exceed growth expectations. The portfolio managers use both a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies and a thematic approach in structuring the portfolio and a sell discipline. Themes attempt to articulate the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and provide a framework for identifying the industries and companies expected to benefit most. This top down approach is combined with rigorous fundamental research (a "bottom up" approach) to guide stock selection and portfolio structure.

The Fund may invest in initial public offerings.

In periods of unusual market conditions, the Fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the Fund may not achieve its objective.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have the potential for growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the mid-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large or small company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.

Inability to Sell Securities -- securities of mid-size companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Initial Public Offerings -- a significant portion of the Fund's return may be attributable to its investment in initial public offerings. When the Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. As the Fund's assets grow, it is probable that the effect of the Fund's investment in initial public offerings on the Fund's total return will decline.

16   Pilgrim MidCap Growth Fund

                                                      PILGRIM MIDCAP GROWTH FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

Year by Year Total Returns (%)(1)(2)

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                 38.24   16.06   16.20   14.32   98.50   -4.47

----------
(1)  These figures are for the year ended December 31 of each year.
(2) ING Pilgrim Investments, LLC has been the Fund's investment adviser since May 24, 1999; however, prior to April 1, 2000, the Fund was managed by a sub-adviser.

Best and worst quarterly performance during this period:

4th quarter 1999:  62.82%

4th quarter 2000: -21.08%

The Fund's year-to-date total return as of June 30, 2001:
                                     -26.56%

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of two broad measures of market performance -- the S&P MidCap 400 Index and the Russell MidCap Growth Index. For total returns of the Fund on an after-tax basis, see the SAI.

Average Annual Total Returns
                                            S&P        Russell
                                          MidCap        MidCap
                                            400         Growth
                             Class Q     Index(3)      Index(4)
                             -------     --------      --------
One year, ended
December 31, 2000    %        -4.47       17.51         -11.75
Five years, ended
December 31, 2000    %        23.93       20.41          17.77
Since inception(5)   %        24.28       20.98          19.63

----------
(3) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.
(4) The Russell MidCap Growth Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index.
(5)  Class Q shares commenced operations on June 30, 1994.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                Pilgrim MidCap Growth Fund    17

                                                                         Adviser
                                                   ING Pilgrim Investments, LLC
                                                                     Sub-Adviser
PILGRIM GROWTH + VALUE FUND                      Navellier Fund Management, Inc.
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

This Fund seeks capital appreciation.

INVESTMENT STRATEGY [GRAPHIC]

The Fund invests primarily in a diversified portfolio of equity securities, including common and preferred stock, warrants and convertible securities.

The Fund invests in common stock of companies the portfolio manager believes are poised to rise in price. The Sub-Adviser uses a "bottom-up" quantitative screening process designed to identify and select inefficiently priced stocks that achieved superior returns compared to their risk characteristics. The Sub-Adviser first uses a proprietary computer model designed to identify stocks with above average market returns and risk levels which are reasonable for higher return rates. The Sub-Adviser then applies a quantitative analysis, which focuses on growth and value fundamental characteristics, such as earnings growth, earnings momentum, price to earnings (P/E) ratios, and internal reinvestment rates. The Sub-Adviser then allocates stocks according to how they complement other portfolio holdings.

Under normal market conditions, the Fund invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap, or small-cap companies.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund's performance will be affected if the Sub-Adviser makes an inaccurate assessment of economic conditions and investment opportunities, and chooses growth companies that do not grow as quickly as hoped, or value companies that continue to be undervalued by the market. Although the Sub-Adviser invests in value companies to decrease volatility, these investments may also lower the Fund's performance. The Fund's investments in smaller and mid-sized companies may be more susceptible to price swings than investments in larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the mix of growth and value securities in which the Fund invests. Rather, the market could favor growth stocks to the exclusion of value stocks, or favor value stocks to the exclusion of growth stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of smaller and mid-sized companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Changes in Interest Rates -- the value of the Fund's convertible securities may fall when interest rates rise. Convertible securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Credit Risk -- the Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

18   Pilgrim Growth + Value Fund

                                                     PILGRIM GROWTH + VALUE FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                 18.10   17.72   88.10   -13.02

----------
(1)  These figures are for the year ended December 31 of each year.
(2) Because Class Q shares were first offered in 2000, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.

Best and worst quarterly performance during this period:

4th quarter 1999:  43.50%

4th quarter 2000: -27.69%

The Fund's year-to-date total return as of June 30, 2001:
                                     -23.44%

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 2000 Index. For total returns of the Fund on an after-tax basis, see the SAI.

Average Annual Total Returns

                                              Russell          Russell
                                               2000             3000
                             Class A(3)      Index(4)         Index(5)
                             ----------      --------         --------
One year, ended
December 31, 2000    %         -18.02         -3.02            -7.46
Since inception(6)   %          19.51          9.32(7)         15.61(7)

----------
(3) This table shows performance of the Class A shares of the Fund, because Class Q shares of the Fund did not have a full year's performance during the year ended December 31, 2000. Reflects deduction of Class A sales charge of 5.75%. See footnote (2) to the bar chart above.
(4) The Russell 2000 Index is an unmanaged index that measures the performance of securities of smaller U.S. companies.
(5) The Russell 3000 Index is an unmanaged index that measures the performance of 3000 large U.S. companies based on total market capitalization.
(6)  Class A commenced operations on November 18, 1996.
(7)  Index return is for the period beginning December 1, 1996.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                               Pilgrim Growth + Value Fund    19

                                                                         Adviser
PILGRIM SMALLCAP OPPORTUNITIES FUND                 ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

This Fund seeks capital appreciation.

INVESTMENT STRATEGY [GRAPHIC]

The Fund invests at least 65% of its total assets in the common stock of smaller, lesser-known U.S. companies that the portfolio manager believes have above average prospects for growth. For this Fund, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000 Index, which is an index that measures the performance of small companies. The market capitalization range will change as the range of the companies included in the Russell 2000 Index changes. The market capitalization of companies held by the Fund as of June 30, 2001 ranged from $133 million to $8.9 billion.

The portfolio manager uses a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio manager seeks to invest in companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attemps to provide a framework for identifying the industries and companies expected to benefit most. This "top-down" approach is combined with rigorous fundamental research (a "bottom-up" approach) to guide stock selection and portfolio structure.

The Fund may invest in initial public offerings.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have above average prospects for growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund invests in smaller companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the small sized growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.

Inability to Sell Securities -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Initial Public Offerings -- a significant portion of the Fund's return may be attributable to its investment in initial public offerings. When the Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. As the Fund's assets grow, it is probable that the effect of the Fund's investment in initial public offerings on the Fund's total return will decline.

20   Pilgrim SmallCap Opportunities Fund

                                             PILGRIM SMALLCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                          18.16  14.92    7.59   146.94   -6.04

----------
(1)  These figures are for the year ended December 31 of each year.
(2) Because Class Q shares were first offered in 2000, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.

Best and worst quarterly performance during this period:

4th quarter 1999:  68.12%

3rd quarter 1998: -24.07%

The Fund's year-to-date total return as of June 30, 2001:
                                     -18.59%

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 2000 Index. For total returns of the Fund on an after-tax basis, see the SAI.

Average Annual Total Returns
                                               Russell
                                                 2000
                               Class A(3)      Index(4)
                               ----------      --------
One year, ended
December 31, 2000      %        -11.44          -3.02
Five years, ended
December 31, 2000      %         26.15          10.31
Since inception(5)     %         25.73          12.49

(3) This table shows performance of the Class A shares of the Fund, because Class Q shares of the Fund did not have a full year's performance during the year ended December 31, 2000. Reflects deduction of Class A sales charge of 5.75%. See footnote (2) to the bar chart above.
(4) The Russell 2000 Index is an unmanaged index that measures the performance of securities of small companies.
(5)  Class A commenced operations on June 5, 1995.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                       Pilgrim SmallCap Opportunities Fund    21

                                                                         Adviser
PILGRIM SMALLCAP GROWTH FUND                        ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Fund seeks maximum long-term capital appreciation.

INVESTMENT STRATEGY [GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its total assets in equity securities of small U.S. companies, and at least 75% of its total assets in common stocks that the portfolio manager feels have above average prospects for growth. Smaller companies are companies with market capitalizations that fall within the range of companies in the Russell 2000 Growth Index. As of June 30, 2001, the market capitalization of companies held by the Fund ranged from $133 million to $9.2 billion. The market capitalization range will change as the range of the companies included in the Russell 2000 Index changes.

The Fund emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and may be poised to exceed growth expectations. It focuses on both a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies and a thematic approach in structuring the portfolio and a sell discipline. Themes attempt to articulate the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and provide a framework for identifying the industries and companies expected to benefit most. This "top-down" approach is combined with rigorous fundamental research (a "bottom up" approach) to guide stock selection and portfolio structure.

The Fund may invest in initial public offerings.

In periods of unusual market conditions, the Fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the Fund may not achieve its objective.

The Fund considers a company to be small if it has a market capitalization corresponding at the time of purchase to the middle 90% of the Russell 2000 Growth Index. In the adviser's opinion, the middle 90% includes companies with capitalizations between $255 million and $1.4 billion. Capitalization of companies in the Index will change with market conditions.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have above average prospects for growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in small-cap companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the small-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.

Initial Public Offerings -- a significant portion of the Fund's return may be attributable to its investment in initial public offerings. When the Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. As the Fund's assets grow, it is probable that the effect of the Fund's investment in initial public offerings on the Fund's total return will decline.

22   Pilgrim SmallCap Growth Fund

                                                    PILGRIM SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

Year by Year Total Returns (%)(1)(2)

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                         19.44   11.56    4.26   90.58   -5.40

----------
(1)  These figures are for the year ended December 31 of each year.
(2) ING Pilgrim Investments, LLC has been the Fund's investment adviser since May 24, 1999; however, prior to April 1, 2000, the Fund was managed by a sub-adviser.

Best and worst quarterly performance during this period:

4th quarter 1999:  50.68%

3rd quarter 1998: -23.41%

The Fund's year-to-date total return as of June 30, 2001:
                                     -17.51%

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 2000 Growth Index. For total returns of the Fund on an after-tax basis, see the SAI.

Average Annual Total Returns

                                            Russell
                                              2000
                                             Growth
                               Class Q      Index(3)
                               -------      --------
One year, ended
December 31, 2000      %        -5.40        -22.43
Five years, ended
December 31, 2000      %        20.16          7.14
Since inception(4)     %        19.77          7.39

----------
(3) The Russell 2000 Growth Index is an unmanaged index that measures the performance of securities of smaller U.S. companies with greater-than-average growth orientation.
(4)  Class Q commenced operations on August 31, 1995.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                              Pilgrim SmallCap Growth Fund    23

                                                                         Adviser
PILGRIM BALANCED FUND                               ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Fund seeks a balance of long-term capital appreciation and current income.

INVESTMENT STRATEGY [GRAPHIC]

The Fund's Adviser actively manages a blended portfolio of equity and debt securities with an emphasis on overall total return. The Fund normally maintains 40% to 60% of its assets in debt securities of any maturity issued by corporations or other business entities and the U.S. Government and its agencies and instrumentalities, and government sponsored enterprises, and normally seeks a target allocation of 50%, although this may vary with market conditions.

The remainder of the Fund's assets are normally invested in equity securities of large companies that the Adviser believes are leaders in their industries. The Adviser considers whether these companies have a sustainable competitive edge. The portfolio managers emphasize a value approach in equity selection and seek securities whose prices in relation to projected earnings are believed to be reasonable in comparison to the market. For this Fund, a company with a market capitalization of over $5 billion is considered to be a large company, although the Fund may also invest to a limited degree in companies that have a market capitalization between $1 billion and $5 billion.

A portion of the Fund's net assets (up to 35%) may be invested in high yield debt securities (commonly known as "junk bonds") rated below investment grade (i.e., lower than the four highest rating categories) by a nationally recognized statistical rating agency, or of comparable quality if unrated. There is no minimum credit quality for the high yield debt securities in which the Fund may invest. The Fund may invest up to 10% of its assets in other investment companies that invest in secured floating rate loans, including up to 5% of its assets in Pilgrim Prime Rate Trust, a closed-end investment company. The Fund may invest up to 20% of its total assets in foreign securities. The Fund may use options on securities, securities indices, interest rates and foreign currencies as a hedging technique or in furtherance of this investment objective. The Fund may invest up to 35% of its net assets in zero coupon securities.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

The Fund also may invest in smaller companies, which may be more susceptible to price swings than larger companies.

Market Trends -- from time to time, the stock market may not favor the large company value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

Changes in Interest Rates -- the value of debt and equity securities can change in response to changes in interest rates. The value of the debt securities held by the Fund may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. Zero coupon securities are particularly sensitive to changes in interest rates.

Credit Risk -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund may be subject to more credit risk than the other income mutual funds, because it may invest in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns.

Inability to Sell Securities -- high yield securities and securities of smaller companies may be less liquid than other investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

Risks of Using Derivatives -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivatives instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

24   Pilgrim Balanced Fund

                                                           PILGRIM BALANCED FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

Year by Year Total Returns (%)(1)(2)

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                         16.88   21.46   23.52    8.69   -3.06

----------
(1)  These figures are for the year ended December 31 of each year.
(2)  Prior to May 24, 1999, a different adviser managed the Fund.

Best and worst quarterly performance during this period:

4th quarter 1998: 14.47%

1st quarter 1997:  -5.00%

The Fund's year-to-date total return as of June 30, 2001:
                                     -3.06%

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of four broad measures of market performance -- the Standard and Poor's Barra Value Index (S&P Barra Value Index), the Lehman Aggregate Bond Index, the Lipper Balanced Fund Index and a composite index consisting of 60% S&P 500 composite stock Index and 40% Lehman Brothers Government/Corporate Bond Index (Composite Index). For total returns of the Fund on an after-tax basis, see the SAI.

Average Annual Total Returns

                                                                          Lehman            Lipper
                                                       S&P Barra         Aggregate         Balanced
                             Class        Value          Bond               Fund           Composite
                               Q         Index(3)       Index(4)          Index(5)          Index(6)
                             -----       --------       --------          --------          --------
One year, ended
December 31, 2000      %     -3.06         27.84         11.63              2.39               1.50
Five years, ended
December 31, 2000      %     13.06         17.04          6.46             11.80              11.38
Since inception(7)     %     12.10         17.80          7.07               N/A              14.58

----------
(3) The S&P Barra Value Index is a capitalization-weighted index of all stocks in the S&P 500 Index that have low price-to-book ratios. It is designed so that approximately 50% of the market capitalization of the S&P 500 Index is in the Standard and Poor's Barra Value Index.
(4) The Lehman Aggregate Bond Index is an unmanaged index that measures the performance of the U.S. investment grade fixed rate bond market, including government and corporate securities, mortgage pass-through securities, and asset-backed securities.
(5) The Lipper Balanced Fund Index is an unmanaged index that measures the performance of balanced funds (funds that seek current income balanced with capital appreciation).
(6) The Composite Index consists of 60% of the S&P 500 Index and 40% of the Lehman Brothers Government/Corporate Bond Index. The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets. The Lehman Brothers Government/Corporate Bond Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. Government, investment grade, mortgage-backed and corporate debt securities.
(7)  Class Q commenced operations on August 31, 1995.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                     Pilgrim Balanced Fund    25

                                                                         Adviser
PILGRIM CONVERTIBLE FUND                            ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Fund seeks maximum total return, consisting of capital appreciation and current income.

INVESTMENT STRATEGY [GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its total assets in convertible securities. Convertible securities are generally preferred stock or other securities, including debt securities, that are convertible into common stock. The Fund emphasizes companies with market capitalizations above $500 million. The convertible debt securities in which the Fund invests may be rated below investment grade (high risk instruments), or, if not rated, may be of comparable quality. There is no minimum credit rating for securities in which the Fund may invest. Through investments in convertible securities, the Fund seeks to capture the upside potential of the underlying equities with less downside exposure.

The Fund may also invest up to 35% of its total assets in common and nonconvertible preferred stocks, and in debt securities, which may include high yield debt (commonly known as "junk bonds") rated below investment grade, or of comparable quality if unrated.

The Fund may also invest in securities issued by the U.S. government and its agencies and instrumentalities.

Most but not all of the bonds in which the Fund invests have a remaining maturity of 10 years or less, or, in the case of convertible debt securities, have a remaining maturity or may be put back to the issuer in 10 years or less.

In evaluating convertibles the Fund's Adviser evaluates each security's investment characteristics as a fixed income instrument as well as its potential for capital appreciation.

In analyzing specific companies for possible investment, the Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Adviser usually considers whether to sell a particular security when any of those factors materially changes.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Convertible securities have investment characteristics of both equity and debt securities. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Changes in Interest Rates -- the value of the convertible and debt securities held by the Fund may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in securities with intermediate and long terms to maturity. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive to interest rate changes than a fixed rate corporate bond.

Credit Risk -- the Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. This Fund may be subject to more credit risk than many bond funds, because the convertible securities and debt securities in which it invests may be lower-rated securities.

Inability to Sell Securities -- convertible securities and lower rated debt securities may be less liquid than other investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Securities Lending -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

26   Pilgrim Convertible Fund

                                                        PILGRIM CONVERTIBLE FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

Year by Year Total Returns (%)(1)(2)

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                         20.74   23.04   21.40   50.44   -8.74

----------
(1)  These figures are for the year ended December 31 of each year.
(2) ING Pilgrim Investments, LLC has been the Fund's investment adviser since May 24, 1999; however, prior to October 1, 2000, the Fund was advised by a sub-adviser.

Best and worst quarterly performance during this period:

4th quarter 1999:  34.68%

4th quarter 2000: -16.00%

The Fund's year-to-date total return as of June 30, 2001:
                                     -6.15%

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the First Boston Convertible Index. For total returns of the Fund on an after-tax basis, see the SAI.

Average Annual Total Returns

                                              First
                                             Boston
                                           Convertible
                               Class Q      Index(3)
                               -------      --------
One year, ended
December 31, 2000      %        -8.74        -7.83
Five years, ended
December 31, 2000      %        19.88        13.21
Since inception(4)     %        19.29        12.83

----------
(3) The First Boston Convertible Index is an unmanaged index that measures the performance of a universe of convertible securities that are similar, but not identical, to those in the Fund's portfolio.
(4)  Class Q commenced operations on August 31, 1995.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                  Pilgrim Convertible Fund    27

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund. The table below shows the fees and expenses for Class Q shares of the Funds.
Fees You Pay Directly

                                                               Class Q
                                                               -------
Maximum sales charge on your investment
(as a % of offering price)                                      none
Maximum deferred sales charge
(as a % of purchase or sales price, whichever is less)          none

Operating Expenses Paid Each Year by the Funds(1)
(as a % of average net assets)

                                                                                 Total
                                                                                 Fund              Waivers
                                   Management    Service        Other          Operating             and                Net
Fund                                   Fee         Fees       Expenses          Expenses      Reimbursements(2)       Expenses
----                                   ---         ----       --------          --------      -----------------       --------
MagnaCap(3)                   %        0.72        0.25       0.13(4)             1.10(4)             --               1.10(4)
Growth and Income(3)          %        0.63        0.25       0.54(5)(6)(7)       1.42(5)             --               1.42(5)
Research Enhanced Index       %        0.70        0.25       0.34(7)             1.29                --               1.29
Growth Opportunities          %        0.95        0.25       0.36(7)             1.56                --               1.56
LargeCap Growth(3)            %        0.73        0.25       0.18(8)             1.16(8)             --               1.16(8)
MidCap Opportunities(3)       %        1.00        0.25       0.48(7)(9)          1.73(9)             --               1.73(9)
MidCap Growth                 %        0.75        0.25       0.18                1.18              0.01(10)           1.19
Growth + Value                %        1.00        0.25       0.44(7)             1.69                --               1.69
SmallCap Opportunities(3)     %        1.00        0.25       0.28(7)(11)         1.53(11)            --               1.53(11)
SmallCap Growth               %        1.00        0.25       0.24                1.49              0.01(10)           1.50
Balanced                      %        0.75        0.25       0.46                1.46             -0.21               1.25
Convertible                   %        0.75        0.25       0.14                1.14              0.01(10)           1.15

----------
(1) This table shows the estimated operating expenses for Class Q shares of each Fund as a ratio of expenses to average daily net assets. These estimated expenses, unless otherwise noted, are based on each Fund's actual operating expenses for its most recent complete fiscal year, as adjusted for contractual changes, and fee waivers to which the Adviser has agreed for each fund.
(2) ING Pilgrim Investments, LLC has entered into written expense limitation agreements with each Fund, except MagnaCap Fund, Research Enhanced Index Fund, Growth Opportunities Fund, MidCap Opportunities Fund, Growth + Value Fund and SmallCap Opportunities Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Pilgrim Investments, LLC within three years. The amount of each Fund's expenses waived or reimbursed during the last fiscal year by ING Pilgrim Investments, LLC is shown under the heading "Waivers and Reimbursements." For each Fund, the expense limit will continue through at least October 31, 2002. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless the Adviser provides written notice of the termination of the expense limitation agreement at least 30 days prior to the end of the then current term or upon termination of the investment management agreement.
(3) Effective February 23, 2001 and March 23, 2001, certain funds merged with MagnaCap, Growth and Income, LargeCap Growth, MidCap Opportunities and SmallCap Opportunities Funds. It is expected that as a result of the mergers, operating expenses will be lower than the operating expenses prior to the mergers.
(4) Excludes one-time merger fees of 0.01% incurred in connection with the mergers of other investment companies into Pilgrim MagnaCap Fund.
(5) Excludes one-time merger fees of 0.06% incurred in connection with the merger of another investment company into Pilgrim Growth and Income Fund.
(6) Because Class Q shares are new for Growth and Income Fund the expenses are estimated based on Class A expenses of the Fund.
(7) ING Pilgrim Group, LLC receives an annual adminstration fee equal to 0.10% of average daily net assets.
(8) Excludes one-time merger fees of 0.03% incurred in connection with the mergers of other investment companies into Pilgrim LargeCap Growth Fund.
(9) Excludes one-time merger fees of 0.09% incurred in connection with the merger of another investment company into Pilgrim MidCap Opportunities Fund.
(10) Amount recouped by ING Pilgrim Investments, LLC pursuant to the Expense Limitation Agreement between the Fund and ING Pilgrim Investments, LLC.
(11) Excludes one-time merger fees of 0.03% incurred in connection with the merger of another investment company into Pilgrim SmallCap Opportunities Fund.

28   What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

Examples

The examples that follow are intended to help you compare the cost of investing in the Pilgrim Funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.

Class Q
Fund                               1 year     3 years     5 years     10 years
----                               ------     -------     -------     --------
MagnaCap                     $       112        350         606         1,340
Growth and Income            $       145        449         776         1,702
Research Enhanced Index      $       131        409         708         1,556
Growth Opportunities         $       159        493         850         1,856
LargeCap Growth              $       118        368         638         1,409
MidCap Opportunities         $       176        545         939         2,041
MidCap Growth                $       120        375         649         1,432
Growth + Value               $       172        533         918         1,998
SmallCap Opportunities       $       156        483         834         1,824
SmallCap Growth              $       152        471         813         1,779
Balanced                     $       149        462         797         1,746
Convertible                  $       116        362         628         1,386

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                    What You Pay to Invest    29

SHAREHOLDER GUIDE                                         HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

Purchase of Shares

Class Q Shares are offered at net asset value without a sales charge to qualified retirement plans, financial and other institutions and "wrap accounts." The minimum initial investment is $250,000, and the minimum subsequent investment is $10,000. The Distributor may waive these minimums from time to time. Certain Funds also offer Class A, B, C, M and T shares, which have different sales charges and other expenses that may affect their performance. You can obtain more information about these other share classes by calling (800) 992-0180.

The Funds and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S.
bank) will not be accepted. ING Pilgrim reserves the right to waive minimum investment amounts. The Funds reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $250,000.

If you are a participant in a qualified retirement plan, you should make purchases through your plan administrator or sponsor, who is responsible for transmitting orders.

All other purchasers may purchase shares by the methods outlined in the table on the right.

Distribution and Shareholder Service Fees

To pay for the cost of servicing your shareholder account, each Fund has adopted a Rule 12b-1 plan for Class Q shares which requires fees to be paid out of the assets of the class. Each Fund pays a service fee at an annual rate of 0.25% of the average daily net assets of the Class Q shares of the Fund.

Retirement Plans

You may invest in each Fund through various retirement plans, including IRAs, Simplified Employee Plan (SEP) IRAs, Roth IRAs, 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your financial consultant or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser. For further information, contact the Shareholder Servicing Agent at (800) 992-0180.

                        Initial                       Additional
Method                  Investment                    Investment
------                  ----------                    ----------
By Contacting           A financial consultant        Visit or consult a
Your Financial          with an authorized            financial consultant.
Consultant              firm can help you
                        establish and maintain
                        your account.

By Mail                 Visit or speak with a         Fill out the Account
                        financial consultant.         Additions form
                        Make your check               included on the
                        payable to the                bottom of your
                        Pilgrim Funds and             account statement
                        mail it, along with a         along with your
                        completed                     check payable to the
                        Application. Please           Fund and mail them
                        indicate your                 to the address on the
                        investment                    account statement.
                        professional on the           Remember to write
                        New Account                   your account number
                        Application.                  on the check.

By Wire                 Call the ING Pilgrim          Wire the funds in the
                        Operations                    same manner
                        Department at (800)           described under
                        336-3436 to obtain            "Initial Investment."
                        an account number
                        and indicate your
                        investment
                        professional on the
                        account.
                        Instruct your bank to
                        wire funds to the Fund
                        in the care of:
                        State Street
                        Bank and Trust
                        Kansas City
                        ABA #101003621
                        Kansas City, MO
                        credit to: ___________
                        (the Fund)
                        A/C #751-8315; for
                        further credit
                        to: __________________
                        Shareholder
                        A/C #_________________
                        (A/C # you received over
                        the telephone)
                        Shareholder Name:
                        _______________________
                        (Your Name Here)
                        After wiring funds
                        you must complete
                        the Account
                        Application and send
                        it to:

                        Pilgrim Funds
                        P.O. Box 219368
                        Kansas City, MO
                        64121-9368

30   Shareholder Guide

HOW TO REDEEM SHARES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

If you are a participant in a qualified retirement plan, you should make redemptions through your plan administrator or sponsor, who is responsible for transmitting orders.

All other shareholders may redeem shares by the methods outlined in the table on the right.

Under unusual circumstances, a Fund may suspend the right of redemption as allowed by federal securities laws.

Systematic Withdrawal Plan

You may elect to make periodic withdrawals from your account on a regular basis.

*    Your account must have a current value of at least $250,000.

*    Minimum withdrawal amount is $1,000.

*    You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Servicing Agent, see the Account Application or the SAI.

Payments

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the U.S. Securities and Exchange Commission. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

Each Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, a Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

      Method                            Procedures
      ------                            ----------
By Contacting Your     You may redeem by contacting your
Financial Consultant   financial consultant who may charge for
                       their services in connection with your
                       redemption request, but neither the Fund nor the Distributor imposes any such charge.

By Mail                Send a written request specifying the
                       Fund name and share class, your account
                       number, the name(s) in which the
                       account is registered, and the dollar
                       value or number of shares you wish to
                       redeem to:
                       Pilgrim Funds
                       P.O. Box 219368
                       Kansas City, MO 64121-9368
                       If certificated shares have been issued, the certificate must accompany the written request. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certification is provided on the Account Application. A signature guarantee may be required.

By Telephone --        You may redeem shares by telephone on
Expedited Redemption   all accounts other than retirement
                       accounts, unless you check the box on the Account
                       Application which signifies that you do not wish to use telephone redemptions. To redeem by telephone, call the Shareholder Servicing Agent at (800) 992-0180.
                       Receiving Proceeds By Check:
                       You may have redemption proceeds (up to a maximum of $100,000) mailed to an address which has been on record with Pilgrim Funds for at least 30 days.
                       Receiving Proceeds By Wire:
                       You may have redemption proceeds (subject to a minimum of $5,000) wired to your pre-designated bank account. You will not be able to receive redemption proceeds by wire unless you check the box on the Account Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check. Under normal circumstances, proceeds will be transmitted to your bank on the business day following receipt of your instructions, provided redemptions may be made. In the event that share certificates have been issued, you may not request a wire redemption by telephone.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    31

SHAREHOLDER GUIDE                                           TRANSACTION POLICIES
--------------------------------------------------------------------------------

Net Asset Value

The net asset value (NAV) per share for Class Q shares of each Fund is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of Class Q shares of each Fund is calculated by taking the value of the Fund's assets attributable to Class Q shares, subtracting the Fund's liabilities attributable to Class Q shares, and dividing by the number of Class Q shares that are outstanding. Because foreign securities may trade on days when the Funds do not price shares, the NAV of a Fund that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Directors or Trustees, although the actual calculations will be made by persons acting under the supervision of the Board. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

Price of Shares

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV. Exchange orders are effected at NAV.

Execution of Requests

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.

Telephone Orders

The Pilgrim Funds and their transfer agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Funds and their transfer agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Funds and their transfer agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

Exchanges

You may exchange Class Q shares for Class Q shares of any other Pilgrim Fund that offers Class Q shares. The total value of shares being exchanged must at least equal the minimum investment requirement for Class Q shares of the Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Funds are intended for long-term investment and not as a trading vehicle. The Adviser may prohibit excessive exchanges (more than four per year). The Adviser also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges. You should review the prospectus of the Pilgrim Fund you intend to exchange into before exchanging your shares.

If you exchange into Pilgrim Senior Income Fund, your ability to sell or liquidate your investment will be limited. Pilgrim Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for the fund's share will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, the fund will normally make quarterly repurchase offers for 5% of its outstanding common shares. If more than 5% of the fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one quarter. You also would not have liquidity between these quarterly repurchase dates. Investors exercising the exchange privilege with Pilgrim Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the Pilgrim Senior Income Fund prospectus or any other Pilgrim Fund prospectus by calling (800) 992-0180.

You will automatically have the ability to request an exchange by calling the Shareholder Service Agent unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege.

32    Shareholder Guide

TRANSACTION POLICIES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

Systematic Exchange Privilege

You may elect to have a specified dollar amount of Class Q shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in Class Q shares of any other open-end Pilgrim Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.

Small Accounts (Non-Retirement Only)

If you draw down a non-retirement account so that its total value is less than the Fund minimum, you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance.

Account Access

Unless your Pilgrim shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.pilgrimfunds.com, or via a touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Service Representative you may call the toll-free number listed above and select Option 2.

Privacy Policy

You may review the Funds' policy concerning investor privacy over the Internet at www.pilgrimfunds.com, or you may obtain a copy of the policy by calling (800) 992-0180 and selecting Option 1.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    33

MANAGEMENT OF THE FUNDS                                                  ADVISER
--------------------------------------------------------------------------------

ING Pilgrim Investments, LLC (ING Pilgrim), a Delaware limited liability company, serves as the investment adviser to each of the Funds. ING Pilgrim has overall responsibility for the management of the Funds. ING Pilgrim provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

Organized in December 1994, ING Pilgrim is registered as an investment adviser with the SEC. ING Pilgrim is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) (ING Group). ING Group is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with almost 100,000 employees.

As of June 30, 2001, ING Pilgrim managed over $18.4 billion in assets.

ING Pilgrim's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Pilgrim receives a monthly fee for its services based on the average daily net assets of each of the Funds.

The following table shows the aggregate annual management fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:

Fund                                       Management Fee
----                                       --------------
MagnaCap                                       0.72%
Growth and Income                              0.63
Research Enhanced Index                        0.70
Growth Opportunities                           0.95
LargeCap Growth                                0.73
MidCap Opportunities                           1.00
MidCap Growth                                  0.75
Growth + Value                                 1.00
SmallCap Opportunities                         1.00
SmallCap Growth                                1.00
Balanced                                       0.75
Convertible                                    0.75

ING Pilgrim Directly Manages the Portfolios of the Following Funds:

Growth Opportunities Fund
LargeCap Growth Fund
MidCap Opportunities Fund
MidCap Growth Fund

The following individuals share responsibility for the day-to-day management of the Growth Opportunities Fund, the LargeCap Growth Fund, the MidCap Opportunities Fund and MidCap Growth Fund:

Mary Lisanti, Executive Vice President and Chief Investment Officer -- Domestic Equities of ING Pilgrim, has served as a Senior Portfolio Manager of MidCap Opportunities Fund since the Fund was formed in August 1998, LargeCap Growth Fund since October 1, 2000, Growth Opportunities Fund since November 1998, and Pilgrim MidCap Growth Fund since April 2000. Prior to joining ING Pilgrim in October 1999, Ms. Lisanti was Executive Vice President and Chief Investment Officer -- Domestic Equities with Northstar Investment Management Corp., which subsequently merged into ING Pilgrim. From 1996 to 1998, Ms. Lisanti was a Portfolio Manager at Strong Capital Management. From 1993 to1996, Ms. Lisanti was a Managing Director and Head of Small- and Mid-Capitalization Equity Strategies at Bankers Trust Corp.

Jeffrey Bernstein, Senior Vice President of ING Pilgrim, has served as a Senior Portfolio Manager of MidCap Opportunities Fund since the Fund was formed in August 1998, Growth Opportunities Fund since November 1998, Pilgrim MidCap Growth Fund since April 2000 and Co-Portfolio Manager of LargeCap Growth Fund since January 2001. Prior to joining Pilgrim in October 1999, Mr. Bernstein was a portfolio manager at Northstar Investment Management Corp., which subsequently merged into ING Pilgrim. Prior to May 1998, Mr. Bernstein was a Portfolio Manager at Strong Capital Management. From 1995 to 1997, Mr. Berstein was a Portfolio Manager at Berkeley Capital.

SmallCap Opportunities Fund and SmallCap Growth Fund

Mary Lisanti, whose background is described above, has served as manager of the SmallCap Opportunities Fund since July 1998 and SmallCap Growth Fund since April 2000.

34    Management of the Funds

ADVISER                                                  MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

Growth and Income Fund

Thomas Jackson, Senior Vice President and Senior Portfolio Manager for value equity strategies at ING Pilgrim, has served as Portfolio Manager of Growth and Income Fund since June 2001. Prior to joining ING Pilgrim in June 2001, Mr. Jackson was a Managing Director at Prudential Investments (April 1990 through December 2000). Prior to April 1990, Mr. Jackson was Co-Chief Investment Officer and Managing Director at Century Capital Associates and Red Oak Advisors Inc.

MagnaCap Fund

Thomas Jackson, whose background is described above, has served as Portfolio Manager of MagnaCap Fund since June 2001.

Howard Kornblue, Senior Vice President and Senior Portfolio Manager for ING Pilgrim, has served as auxiliary Portfolio Manager of MagnaCap Fund since June 2001. From January 2001 to the present, Mr. Kornblue has served as Director of Value Strategies at ING Pilgrim. Mr. Kornblue served as Portfolio Manager of MagnaCap Fund from 1989 until January 2001.

Balanced Fund

The following individuals share responsibility for the day-to-day management of the Balanced Fund:

Thomas Jackson, whose background is described above has served as Portfolio Manager of the equity portion of Balanced Fund since June 2001.

Robert K. Kinsey, Vice President of ING Pilgrim, has served as a Portfolio Manager of the portion of Balanced Fund's assets that are invested in fixed-income assets other than high yield securities since May 24, 1999. Prior to joining ING Pilgrim, Mr. Kinsey was a Vice President and Fixed Income Portfolio Manager for Federated Investors from January 1995 to March 1999. From July 1992 to January 1995, Mr. Kinsey was a Principal and Portfolio Manager for Harris Investment Management.

Edwin Schriver, Senior Vice President of ING Pilgrim, has served as Senior Portfolio Manager of the high yield portion of the Balanced Fund's fixed-income assets since October 2000. Prior to joining ING Pilgrim, Mr. Schriver was a Senior High Yield Analyst for Dreyfus Corporation since 1998. From 1996 to 1997, Mr. Schriver was the President of Crescent City Research, an investment research and software firm. Prior to 1996, Mr. Schriver was president of an SEC registered investment adviser and held various senior portfolio management positions.

Convertible Fund

Andrew Chow, Vice President of ING Pilgrim, has served as a Portfolio Manager of Convertible Fund since October 1, 2000. Prior to joining ING Pilgrim, Mr. Chow was the portfolio manager of the Conseco Convertible Securities Fund since 1998. He joined Conseco, where he was also responsible for managing convertible securities accounts, in 1991.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                   Management of the Funds    35

MANAGEMENT OF THE FUNDS                                             SUB-ADVISERS
--------------------------------------------------------------------------------

SUB-ADVISERS

For the following Funds, ING Pilgrim has engaged a Sub-Adviser to provide the day-to-day management of the Fund's portfolio.

Research Enhanced Index Fund

Aeltus Investment Management, Inc.

Aeltus Investment Management, Inc. (Aeltus) serves as Sub-Adviser to the Pilgrim Research Enhanced Index Fund. Founded in 1972, Aeltus is registered as an investment adviser. Aeltus is an indirect wholly-owned subsidiary of ING Group, and is an affiliate of ING Pilgrim. Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. As of June 30, 2001, Aeltus managed over $41 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.

Hugh T. M. Whelan and Douglas E. Cote share the responsibility for the day-to-day management of the Pilgrim Research Enhanced Index Fund.

Mr. Whelan has served as co-manager of the Pilgrim Research Enhanced Index Fund since August 1, 2001. At Aeltus, he has served as a quantitative equity analyst since 1999. Previously, Mr. Whelan served as an analyst in Aeltus' fixed income group specializing in corporate securities since 1994.

Mr. Cote has served as co-manager of the Pilgrim Research Enhanced Index Fund since August 1, 2001. At Aeltus, Mr. Cote has been serving as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing quantitative applications for Aeltus' equity department.

Growth + Value Fund

Navellier Fund Management, Inc.

A registered investment adviser, Navellier Fund Management, Inc. (Navellier) serves as Sub-Adviser to the Pilgrim Growth + Value Fund. Navellier and its affiliate, Navellier & Associates, Inc., manage over $5 billion for institutions, pension funds and high net worth individuals. Navellier's principal address is 1 East Liberty, Third Floor, Reno, Nevada 89501.

Louis Navellier has managed the Pilgrim Growth + Value Fund since the Fund was formed in November 1996. Mr. Navellier has over 19 years of investment management experience and is the principal owner of Navellier & Associates, Inc. Mr. Navellier's investment newsletter, MPT Review, has been published for over 19 years and is widely renowned throughout the investment community.

36    Management of the Funds

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Dividends

The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends, if any, as follows:

Annually(1)                       Semi-Annually(1)              Quarterly(2)
-----------                       ----------------              ------------
Research Enhanced Index               MagnaCap                    Balanced
Growth Opportunities              Growth and Income              Convertible
LargeCap Growth
MidCap Opportunities
MidCap Growth
Growth + Value
SmallCap Opportunities
SmallCap Growth

----------
(1)  Distributions normally expected to consist primarily of capital gains.
(2) Distributions normally expected to consist, on an annual basis, of a variable combination of capital gains and ordinary income.

Each Fund distributes capital gains, if any, annually.

Dividend Reinvestment

Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by a Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class Q shares of a Fund invested in another Pilgrim Fund which offers Class Q shares.

Taxes

The following information is meant as a general summary for U.S. shareholders. Please see the Statement of Additional Information (SAI) for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

Each Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 30.5% (30% in 2002 and 2003) of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                        Dividends, Distributions and Taxes    37

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Funds, see the SAI.

Many of the investment techniques and strategies discussed in this prospectus and in the SAI are discretionary, which means that the adviser can decide whether to use them or not. The Funds named below invest in these securities or use these techniques as part of the Fund's principal investment strategy. However, the adviser of any Fund may also use these investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

PRINCIPAL RISKS

Investments in Foreign Securities (MagnaCap, Balanced and Growth and Income Funds). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

Each Fund that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure of securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

Inability to Sell Securities (All Funds except MagnaCap, Research Enhanced Index and LargeCap Growth Funds). Some securities usually trade in lower volume and may be less liquid than securities of large, established companies. These less liquid securities could include securities of small and mid-size U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

High Yield Securities (Balanced and Convertible Funds). Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

Corporate Debt Securities (Balanced and Convertible Funds). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Fund's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manager in selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's "interest rate risk" or "volatility." According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5

38    More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Convertible Securities (All Funds except Research Enhanced Index, and Growth Opportunities Funds). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

Other Investment Companies (Balanced Fund). The Fund may invest up to 10% of its assets in other investment companies. When the a Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Interests in Loans (Balanced Fund). The Fund may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to the Fund's investment. Many loans are relatively illiquid, and may be difficult to value.

Derivatives (Research Enhanced Index and Balanced Funds). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Funds do not invest in these types of derivatives, and some do, so please check the description of the Fund's policies. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

Investments in Small- and Mid-Capitalization Companies (MidCap Opportunities, MidCap Growth, SmallCap Opportunities and SmallCap Growth Funds). The Funds may invest in small and mid- capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resouces, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erractic market movements than securities of larger, more established growth companies or the market averages in general.

Portfolio Turnover. Each Fund (except MagnaCap Fund) is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.

Lending Portfolio Securities. (LargeCap Growth and Convertible Funds) In order to generate additional income, certain Funds may lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

OTHER RISKS

Restricted and Illiquid Securities. Each Fund may invest in restricted and illiquid securities (except MagnaCap Fund may not invest in restricted securities). If a security is illiquid, the Fund might be unable to sell the security at a time when the adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Temporary Defensive Strategies. When the Adviser or Sub-Adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Fund invests defensively, it likely will not achieve capital appreciation.

Repurchase Agreements. Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                              More Information About Risks    39

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

Borrowing. Certain Funds may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Reverse Repurchase Agreements and Dollar Rolls. A reverse repurchase agreement involves the sale of a security, with an agreement to repurchase the same securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements, as leveraging techniques, may increase a Fund's yield; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.

Short Sales. Certain Funds may make short sales. A "short sale" is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

Pairing Off Transactions. A pairing-off transaction occurs when a Fund commits to purchase a security at a future date, and then the Fund "pairs-off" the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

Percentage and Rating Limitations. Unless otherwise stated, the percentage limitations in this prospectus apply at the time of investment.

40    More Information About Risks

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables on the following pages are intended to help you understand each Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). A report of each Fund's independent auditors, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request. Due to Class Q being recently offered, Financial Highlights are not included for Growth and Income Fund.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Financial Highlights    41

PILGRIM MAGNACAP FUND                                       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been audited by KPMG LLP, independent auditors.

                                                             Eleven Months         Period
                                                                 Ended              Ended
                                                             May 31, 2001      June 30, 2000(1)
                                                             ------------      ----------------
Per Share Operating Performance:
 Net asset value, beginning of period               $            15.84              16.26
 Income from investment operations:
 Net investment income                              $             0.07               0.05
 Net realized and unrealized loss on investments    $            (0.38)             (0.47)
 Total from investment operations                   $            (0.31)             (0.42)
 Less distributions from:
 Net investment income                              $             0.10                 --
 Net realized gain on investments                   $             1.88                 --
 Total distributions                                $             1.98                 --
 Net asset value, end of period                     $            13.55              15.84
 Total Return(2):                                   %            (2.60)             (2.58)

Ratios/Supplemental Data:
 Net assets, end of period (000's)                  $           11,184              9,928
 Ratios to average net assets:
 Expenses(3)                                        %             1.11               1.24
 Net investment income (3)                          %             0.53               0.46
 Portfolio turnover                                 %               92                 26

----------
(1)  Class Q commenced offering of shares on November 19, 1999.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.

42   Pilgrim MagnaCap Fund

FINANCIAL HIGHLIGHTS                        PILGRIM RESEARCH ENHANCED INDEX FUND
--------------------------------------------------------------------------------

For the seven months ended May 31, 2001, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to May 31, 2001, the financial information was audited by other independent auditors.

                                                            Seven Months     Period Ended
                                                            Ended May 31,     October 31,
                                                                2001           2000(1)
                                                                ----           -------
Per Share Operating Performance:
 Net asset value, beginning of period               $           11.17           11.98
 Income from investment operations:
 Net investment income                              $              --              --
 Net realized and unrealized loss on investments    $           (1.32)          (0.81)
 Total from investment operations                   $           (1.32)          (0.81)
 Net asset value, end of period                     $            9.85           11.17
 Total return(2)                                    %          (11.82)          (6.76)

Ratios/Supplemental Data:
 Net assets, end of period (000's)                  $             456             273
 Ratios to average net assets:
 Expenses(3)                                        %            1.29            1.32
 Net investment income (loss)(3)                    %            0.03           (0.05)
 Portfolio turnover                                 %              26              57

----------
(1)  Class Q commenced offering of shares on April 4, 2000.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                      Pilgrim Research Enhanced Index Fund    43

PILGRIM GROWTH OPPORTUNITIES FUND                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been audited by KPMG LLP, independent auditors.

                                                                               Period
                                                            Five Months        Ended
                                                               Ended         December 31,
                                                            May 31, 2001        2000(1)
                                                            ------------        -------
Per Share Operating Performance:
 Net asset value, beginning of period               $           25.48           32.58
 Income from investment operations:
 Net investment loss                                $           (0.10)          (0.15)
 Net realized and unrealized loss on investments    $           (6.68)          (5.46)
 Total from investment operations                   $           (6.78)          (5.61)
 Less distributions from:
 Net realized gain on investments                   $              --            1.49
 Total distributions                                $              --            1.49
 Net asset value, end of period                     $           18.70           25.48
 Total return(2)                                    %          (26.61)         (17.55)

Ratios/Supplemental Data:
 Net assets, end of period (000s)                   $           7,947          10,274
 Ratios to average net assets:
 Expenses(3)                                        %            1.56            1.41
 Net investment loss(3)                             %           (1.17)          (0.81)
 Portfolio turnover                                 %             217             326

----------
(1)  Class Q commenced offering of shares on June 1, 2000.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.
(3)  Annualized for periods less than a year.

44   Pilgrim Growth Opportunities Fund

FINANCIAL HIGHLIGHTS                                PILGRIM LARGECAP GROWTH FUND
--------------------------------------------------------------------------------

For the eleven months ended May 31, 2001, the year ended June 30, 2000 and the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to June 30, 1999, the financial information was audited by other independent auditors.

                                                               Eleven Months   Year      Three Months   Year        Period
                                                                  Ended        Ended        Ended       Ended       Ended
                                                                  May 31,     June 30,     June 30,    March 31,   March 31,
                                                                  2001(1)       2000        1999(2)      1999       1998(3)
                                                                  -------       ----        -------      ----       -------
Per Share Operating Performance:
 Net asset value, beginning of period                       $      43.71        28.43        25.24       15.66       12.50
 Income from investment operations:
 Net investment loss                                        $      (0.17)       (0.20)       (0.03)      (0.02)      (0.01)
 Net realized and unrealized gain (loss) on investments     $     (18.26)       15.86         3.22        9.87        3.26
 Total from investment operations                           $     (18.43)       15.66         3.19        9.85        3.25
 Less distributions from:
 Net investment income                                      $         --           --           --          --        0.01
 Net realized gain on investments                           $       0.47         0.38           --        0.27        0.08
 Total distributions                                        $       0.47         0.38           --        0.27        0.09
 Net asset value, end of period                             $      24.81        43.71        28.43       25.24       15.66
 Total Return(4):                                           %     (42.50)       55.57        12.64       63.76       62.47

Ratios/Supplemental Data:
 Net assets, end of period ($000's)                         $     12,534       24,838        6,044       4,908         799
 Ratios to average net assets:
 Net expenses after expense reimbursement(5)(6)             %       1.19         1.26         1.23        1.26        1.25
 Gross expenses prior to expense reimbursement(5)           %       1.19         1.26         1.25        1.91       10.45
 Net investment loss after expense reimbursement(5)(6)      %      (0.50)       (0.77)       (0.36)      (0.28)      (0.62)
 Portfolio turnover                                         %        331          139           27         253         306

----------
(1) Effective October 1, 2000, ING Pilgrim Investments, LLC assumed responsibility for the day-to-day management of the Fund.
(2) Effective May 24, 1999, ING Pilgrim Investments, LLC became the Adviser of the Fund; concurrently, Nicholas-Applegate Capital Management was appointed as sub-adviser and the Fund changed its year end to June 30.
(3)  The Fund commenced operations on July 21, 1997.
(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.
(5)  Annualized for periods less than one year.
(6) The Adviser has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                              Pilgrim LargeCap Growth Fund    45

PILGRIM MIDCAP OPPORTUNITIES FUND                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been audited by KPMG LLP, independent auditors.

                                                             Five Months      Period
                                                                Ended          Ended
                                                                May 31,     December 31,
                                                                 2001         2000(1)
                                                                 ----         -------
Per Share Operating Performance:
 Net asset value, beginning of period               $           19.16          22.57
 Income from investment operations:
 Net investment loss                                $           (0.08)         (0.06)
 Net realized and unrealized loss on investments    $           (4.45)         (1.17)
 Total from investment operations                   $           (4.53)         (1.23)
 Less distributions from:
 Net realized gain on investments                   $              --           2.18
 Total distributions                                $              --           2.18
 Net asset value, end of period                     $           14.63          19.16
 Total return(2):                                   %          (23.64)         (5.86)

Ratios/Supplemental Data:
 Net assets, end of period (000s)                   $           3,071          3,264
 Ratios to average net assets:
 Expenses(3)                                        %            1.82           1.61
 Net investment loss(3)                             %           (1.28)         (0.91)
 Portfolio turnover                                 %             182            188

----------
(1)  Class Q commenced offering of shares on April 4, 2000.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.

46    Pilgrim MidCap Opportunities Fund

FINANCIAL HIGHLIGHTS                                  PILGRIM MIDCAP GROWTH FUND
--------------------------------------------------------------------------------

For the eleven months ended May 31, 2001, the year ended June 30, 2000 and the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to June 30, 1999, the financial information was audited by other independent auditors.

                                                Eleven Months   Year      Three Months
                                                    Ended      Ended         Ended             Year Ended March 31,
                                                   May 31,    June 30,      June 30,      ------------------------------
                                                    2001       2000(1)      1999(2)       1999         1998         1997
                                                    ----       -------      -------       ----         ----         ----
Per Share Operating Performance:
 Net asset value, beginning of period     $        35.67        26.94        25.14        23.30        18.01        17.99
 Income from investment operations:
 Net investment loss                      $        (0.12)       (0.29)       (0.06)       (0.12)       (0.21)       (0.04)
 Net realized and unrealized gain
 (loss) on investments                    $       (10.10)       17.92         1.86         3.56         7.48         0.32
 Total from investment operations         $       (10.22)       17.63         1.80         3.44         7.27         0.28
 Less distributions from:
 Net realized gain on investments         $         5.96         8.90           --         1.60         1.98         0.26
 Total distributions                      $         5.96         8.90           --         1.60         1.98         0.26
 Net asset value, end of period           $        19.49        35.67        26.94        25.14        23.30        18.01
 Total Return(3):                         %       (33.14)       77.87         7.16        15.77        42.00         1.39

Ratios/Supplemental Data:
 Net assets, end of period (000's)        $       16,412       19,792       19,383       14,350       12,204       13,115
 Ratios to average net assets:
 Net expenses after expense
 reimbursement/recoupment(4)(5)           %         1.19         1.26         1.24         1.23         1.22         1.25
 Gross expenses prior to expense
 reimbursement/recoupment(4)              %         1.18         1.26         1.25         1.31         1.95         1.84
 Net investment loss after expense
 reimbursement/recoupment(4)(5)           %        (0.58)       (1.00)       (0.95)       (0.71)       (0.97)       (0.69)
 Portfolio turnover                       %          262          148           55          154          200          153

----------
(1) Effective April 1, 2000, ING Pilgrim Investments, LLC assumed responsibility for the day-to-day management of the Fund.
(2) Effective May 24, 1999, ING Pilgrim Investments, LLC became the Adviser of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-adviser and the Fund changed its year end to June 30.
(3) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.
(4)  Annualized for periods less than one year.
(5) The Adviser has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                Pilgrim MidCap Growth Fund    47

PILGRIM GROWTH + VALUE FUND                                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the seven months ended May 31, 2001, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to May 31, 2001, the financial information was audited by other independent auditors.

                                                               Seven Months       Period Ended October 31,
                                                            Ended May 31, 2001            2000(1)
                                                            ------------------            -------
Per Share Operating Performance:
 Net asset value, beginning of period                 $            24.90                   26.73
 Income from investment operations:
 Net investment loss                                  $            (0.18)                  (0.05)
 Net realized and unrealized loss on investments      $            (8.62)                  (1.78)
 Total from investment operations                     $            (8.80)                  (1.83)
 Less distributions from:
 Net realized gain on investments                     $             2.16                      --
 Tax return of capital                                $             0.06                      --
 Total distributions                                  $             2.22                      --
 Net asset value, end of period                       $            13.88                   24.90
 Total return(2)                                      %           (38.00)                  (6.85)

Ratios/Supplemental Data:
 Net assets, end of period (000's)                    $              454                   1,346
 Ratios to average net assets:
 Expenses(3)                                          %             1.69                    1.53
 Net investment loss(3)                               %            (1.43)                  (1.19)
 Portfolio turnover                                   %               95                     163

----------
(1)  Class Q commenced offering of shares on June 5, 2000.
(2) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.

48    Pilgrim Growth + Value Fund

PILGRIM SMALLCAP OPPORTUNITIES FUND                         FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been audited by KPMG LLP, independent auditors.

                                                                Five Months      Period
                                                                   Ended          Ended
                                                                   May 31,      December 31,
                                                                    2001          2000(1)
                                                                    ----          -------
Per Share Operating Performance:
 Net asset value, beginning of period                   $           47.20          60.86
 Income from investment operations:
 Net investment loss                                    $           (0.20)         (0.27)
 Net realized and unrealized loss on investments        $           (8.19)         (4.49)
 Total from investment operations                       $           (8.39)         (4.76)
 Less distributions from:
 Net realized gain on investments                       $              --           8.90
 Total distributions                                    $              --           8.90
 Net asset value, end of period                         $           38.81          47.20
 Total return(2)                                        %          (17.78)         (8.29)

Ratios/Supplemental Data:
 Net assets, end of period (000s)                       $           2,832          2,545
 Ratios to average net assets:
 Expenses(3)                                            %            1.56           1.40
 Net investment loss(3)                                 %           (1.28)         (1.10)
 Portfolio turnover                                     %             104            134

----------
(1)  Class Q commenced offering of shares on April 4, 2000.
(2) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                       Pilgrim SmallCap Opportunities Fund    49

PILGRIM SMALLCAP GROWTH FUND                                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the eleven months ended May 31, 2001, the year ended June 30, 2000 and the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to June 30, 1999, the financial information was audited by other independent auditors.

                                               Eleven Months   Year       Three Months
                                                    Ended      Ended         Ended             Year Ended March 31,
                                                    May 31,   June 30,      June 30,      -----------------------------
                                                     2001      2000(1)       1999(2)      1999        1998         1997
                                                     ----      -------       -------      ----        ----         ----
Per Share Operating Performance:
 Net asset value, beginning of period       $       20.47       21.19        18.56        19.27       13.19        14.16
 Income from investment operations:
 Net investment income (loss)               $       (0.16)      (0.21)       (0.06)       (0.15)       0.03        (0.07)
 Net realized and unrealized gain
 (loss) on investments                      $       (4.61)      10.30         2.69         0.22        6.16        (0.77)
 Total from investment operations           $       (4.77)      10.09         2.63         0.07        6.19        (0.84)
 Less distributions from:
 Net realized gain on investments           $        2.24       10.81           --         0.78        0.11         0.13
 Total distributions                        $        2.24       10.81           --         0.78        0.11         0.13
 Net asset value, end of period             $       13.46       20.47        21.19        18.56       19.27        13.19
 Total Return(3):                           %      (25.46)      61.08        14.17         0.96       47.01        (6.03)

Ratios/Supplemental Data:
 Net assets, end of period (000's)          $       9,080      12,569       11,013        9,107      12,508        1,013
 Ratios to average net assets:
 Net expenses after expense
 reimbursement/recoupment(4)(5)             %        1.50        1.52         1.45         1.53        1.52         1.51
 Gross expenses prior to expense
 reimbursement/recoupment(4)                %        1.49        1.57         1.49         1.63        2.39        10.79
 Net investment loss after expense
 reimbursement/recoupment(4)(5)             %       (1.01)      (1.21)       (1.21)       (0.97)      (1.52)       (1.02)
 Portfolio turnover                         %         170         127           32           90          92          113

----------
(1) Effective April 1, 2000, ING Pilgrim Investments, LLC assumed responsibility for the day-to-day management of the Fund.
(2) Effective May 24, 1999, ING Pilgrim Investments, LLC, became the Adviser of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-adviser and the Fund changed its year end to June 30.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.
(4) Annualized for periods less than one year. (5) The Adviser has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.

50    Pilgrim SmallCap Growth Fund

FINANCIAL HIGHLIGHTS                                       PILGRIM BALANCED FUND
--------------------------------------------------------------------------------

For the eleven months ended May 31, 2001, the year ended June 30, 2000 and the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to June 30, 1999, the financial information was audited by other independent auditors.

                                                         Eleven Months    Year    Three Months
                                                             Ended       Ended        Ended         Year Ended March 31,
                                                             May 31,    June 30,     June 30,    --------------------------
                                                              2001        2000       1999(1)     1999       1998       1997
                                                              ----        ----       -------     ----       ----       ----
Per Share Operating Performance:
 Net asset value, beginning of period                  $      14.94       19.04       18.85      18.48      13.42      12.69
 Income from investment operations:
 Net investment income                                 $       0.44        0.54        0.11       0.44       0.30       0.24
 Net realized and unrealized gain
 (loss) on investments                                 $      (0.54)      (0.57)       0.16       2.50       5.07       0.73
 Total from investment operations                      $      (0.10)      (0.03)       0.27       2.94       5.37       0.97
 Less distributions from:
 Net investment income                                 $       0.47        0.40        0.08       0.50       0.31       0.24
 Net realized gain on investments                      $       1.14        3.67          --       2.07         --         --
 Total distributions                                   $       1.61        4.07        0.08       2.57       0.31       0.24
 Net asset value, end of period                        $      13.23       14.94       19.04      18.85      18.48      13.42
 Total Return(2):                                      %      (0.70)      (0.60)       1.44      17.49      40.21       7.60

Ratio/Supplemental Data:
 Net assets, end of period (000's)                     $        373         230         190        176        166         73
 Ratio to average net assets:
 Net expenses after expense reimbursement(3)(4)        %       1.25        1.30        1.25       1.25       1.26       1.26
 Gross expenses prior to expense reimbursement(3)      %       1.46        1.51        1.51       1.63      11.28     126.75
 Net investment income after expense
 reimbursement(3)(4)                                   %       3.61        3.36        2.30       2.41       4.09       2.15
 Portfolio turnover                                    %         76         173          63        165        260        213

----------
(1) Effective May 24, 1999, ING Pilgrim Investments, LLC, became the Adviser of the Fund and the Fund changed its year end to June 30.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) The Adviser has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                     Pilgrim Balanced Fund    51

PILGRIM CONVERTIBLE FUND                                    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the eleven months ended May 31, 2001, the year ended June 30, 2000 and the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to June 30, 1999, the financial information was audited by other independent auditors.

                                                       Eleven Months    Year    Three Months
                                                          Ended        Ended        Ended          Year Ended March 31,
                                                          May 31,     June 30,     June 30,     --------------------------
                                                           2001         2000       1999(1)      1999       1998       1997
                                                           ----         ----       -------      ----       ----       ----
Per Share Operating Performance:
 Net asset value, beginning of period             $        26.85        22.51       21.22       18.47      15.19      13.72
 Income from investment operations:
 Net investment income                            $         0.59         0.44        0.09        0.43       0.48       0.42
 Net realized and unrealized gain
 (loss) on investments                            $        (4.84)        7.82        1.31        3.09       4.19       1.50
 Total from investment operations                 $        (4.25)        8.26        1.40        3.52       4.67       1.92
 Less distributions from:
 Net investment income                            $         0.53         0.35        0.11        0.46       0.48       0.42
 Net realized gain on investments                 $         4.70         3.57          --        0.31       0.91       0.03
 Total distributions                              $         5.23         3.92        0.11        0.77       1.39       0.45
 Net asset value, end of period                   $        17.37        26.85       22.51       21.22      18.47      15.19
 Total Return(2):                                 %       (17.50)       40.36        6.62       19.66      31.54      14.13

Ratios/Supplemental Data:
 Net assets, end of period (000's)                $       29,629       56,165      17,537       8,741      7,080      4,599
 Ratio to average net assets:
 Net expenses after expense
 reimbursement/recoupment(3)(4)                   %         1.15         1.25        1.23        1.23       1.22       1.25
 Gross expenses prior to expense
 reimbursement/recoupment(3)                      %         1.14         1.25        1.23        1.35       2.35       2.90
 Net investment income after expense
 reimbursement/recoupment(3)(4)                   %         2.47         1.88        2.04        2.37       5.99       3.29
 Portfolio turnover                               %          145          129          28         138        160        167

----------
(1) Effective May 24, 1999, ING Pilgrim Investments, LLC, became the Adviser of the Fund and the Fund changed its year end to June 30.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) The Adviser has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.

52   Pilgrim Convertible Fund

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE PILGRIM FUNDS IN OUR:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the auditors' reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Pilgrim Funds. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange Commission (SEC).

Please write or call for a free copy of the current Annual/Semi-Annual reports, the SAI or other Fund information, or to make shareholder inquiries:

THE PILGRIM FUNDS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at WWW.PILGRIMFUNDS.COM

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the Fund's SEC file number. The file numbers are as follows:

Pilgrim Growth Opportunities Fund       811-4431       Pilgrim Mutual Funds                    811-7428
Pilgrim Equity Trust                    811-8817         Pilgrim LargeCap Growth Fund
  Pilgrim MidCap Opportunities Fund                      Pilgrim MidCap Growth Fund
Pilgrim Mayflower Trust                 811-7978         Pilgrim SmallCap Growth Fund
  Pilgrim Research Enhanced Index Fund                   Pilgrim Balanced Fund
  Pilgrim Growth + Value Fund                            Pilgrim Convertible Fund
Pilgrim SmallCap Opportunities Fund     811-4434         Pilgrim Growth and Income Fund, Inc.  811-0865
Pilgrim Investment Funds, Inc.          811-1939
  Pilgrim MagnaCap Fund

[LOGO] ING PILGRIM                                        QUSEQPROS100101-100101

The cover of the Class Q and A, B, C, M and T prospectuses has an image of a globe showing the North American Continent. The Class I prospectus has an image of the entrance to the New York Stock Exchange. The ING Pilgrim Logo which is a lion at rest between the words ING and Pilgrim appears at the bottom of the outside front cover.

There are five icon sized graphics used throughout the prospectus as follows:

1. In the sections describing the objective of the Funds, the graphic icon is that of a dart in the bullseye of a target.

2. In the sections describing the investment strategy of the Funds, the graphic icon is that of a compass pointing due north.

3. In the sections describing the risks of the Funds, the graphic icon is that of an old fashioned scale tilting heavy on the left side.

4. In the sections describing the performance history of the Funds, the graphic icon is that of a stack of US currency bills.

5. On the bottom footer of every odd numbered page (right hand page), the graphic icon is that of a telephone by the 800 number of the fund to call for information.